UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

888 Boylston Street, Suite 800, Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: January 31

Date of reporting period: July 31, 2019

Item 1.	Report to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

July 31, 2019

Natixis Sustainable Future 2015 Fund®

Natixis Sustainable Future 2020 Fund®

Natixis Sustainable Future 2025 Fund®

Natixis Sustainable Future 2030 Fund®

Natixis Sustainable Future 2035 Fund®

Natixis Sustainable Future 2040 Fund®

Natixis Sustainable Future 2045 Fund®

Natixis Sustainable Future 2050 Fund®

Natixis Sustainable Future 2055 Fund®

Natixis Sustainable Future 2060 Fund®

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-225-5478. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

NATIXIS SUSTAINABLE FUTURE FUNDS®

Managers	Symbols

Natixis Advisors, L.P.*

Mirova Global Sustainable Equity Segment	2015 Fund Class N NSFBX

Mirova Carbon Neutral U.S. Equity Segment	2020 Fund Class N NSFDX

Mirova US LLC (formerly a division within Ostrum Asset Management U.S., LLC)	2025 Fund Class N NSFEX 2030 Fund Class N NSFFX

2035 Fund Class N NSFGX

AIA U.S. Large Cap Value ESG Segment	2040 Fund Class N NSFHX

AIA U.S. Small/Mid Cap ESG Segment	2045 Fund Class N NSFJX

AIA International Developed Markets Equity ESG Segment	2050 Fund Class N NSFKX

AIA Emerging Markets ESG Segment	2055 Fund Class N NSFLX

Active Index Advisors®, a division of Natixis Advisors, L.P.	2060 Fund Class N NSFMX

Harris Associates Large Cap Value Segment

Harris Associates L.P.

Loomis Sayles All Cap Growth Segment

Loomis Sayles Core Fixed Income Segment

Loomis, Sayles & Company, L.P.

Portfolio Allocations

Wilshire Associates Incorporated

*	Natixis Advisors, L.P. is responsible for determining each Fund’s available underlying funds and separately managed segments and supervising the activities of each Fund’s subadvisers.

Investment Goal

Each Fund seeks the highest total return consistent with its current asset allocation.

NATIXIS SUSTAINABLE FUTURE 2015 FUND

Average Annual Total Returns – July 31, 20192

				Expense Ratios[3]

	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	6.47%	5.35%	7.54%	4.12%	0.55%

Comparative Performance
S&P Target Date 2015® Index[1]	5.82	4.81	6.01

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 4.

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NATIXIS SUSTAINABLE FUTURE 2020 FUND

Average Annual Total Returns – July 31, 20192

				Expense Ratios[3]

	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	6.54%	5.06%	8.16%	4.15%	0.55%

Comparative Performance
S&P Target Date 2020® Index[1]	6.07	4.66	6.45

NATIXIS SUSTAINABLE FUTURE 2025 FUND

Average Annual Total Returns – July 31, 20192

				Expense Ratios[3]

	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	6.70%	4.59%	8.60%	4.82%	0.56%

Comparative Performance
S&P Target Date 2025® Index[1]	6.42	4.33	7.03

NATIXIS SUSTAINABLE FUTURE 2030 FUND

Average Annual Total Returns – July 31, 20192

				Expense Ratios[3]

	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	7.13%	4.69%	9.52%	5.19%	0.57%

Comparative Performance
S&P Target Date 2030® Index[1]	6.80	3.92	7.55

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 4.

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NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2035 FUND

Average Annual Total Returns – July 31, 20192

				Expense Ratios[3]

	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	7.32%	4.19%	10.04%	4.95%	0.58%

Comparative Performance
S&P Target Date 2035® Index[1]	7.09	3.49	8.01

NATIXIS SUSTAINABLE FUTURE 2040 FUND

Average Annual Total Returns – July 31, 20192

				Expense Ratios[3]

	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	7.18%	3.68%	10.43%	5.16%	0.59%

Comparative Performance
S&P Target Date 2040® Index[1]	7.32	3.25	8.34

NATIXIS SUSTAINABLE FUTURE 2045 FUND

Average Annual Total Returns – July 31, 20192

				Expense Ratios[3]

	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	7.44%	3.54%	10.79%	6.13%	0.59%

Comparative Performance
S&P Target Date 2045® Index[1]	7.42	3.06	8.50

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 4.

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NATIXIS SUSTAINABLE FUTURE 2050 FUND

Average Annual Total Returns – July 31, 20192

				Expense Ratios[3]

	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	7.28%	3.22%	10.85%	6.08%	0.60%

Comparative Performance
S&P Target Date 2050® Index[1]	7.45	2.90	8.63

NATIXIS SUSTAINABLE FUTURE 2055 FUND

Average Annual Total Returns – July 31, 20192

				Expense Ratios[3]

	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	7.50%	3.36%	10.95%	6.10%	0.60%

Comparative Performance
S&P Target Date 2055® Index[1]	7.47	2.88	8.70

NATIXIS SUSTAINABLE FUTURE 2060 FUND

Average Annual Total Returns – July 31, 20192

				Expense Ratios[3]

	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	7.34%	3.49%	10.98%	6.11%	0.60%

Comparative Performance
S&P Target Date 2060® Index[1]	7.56	2.95	8.84

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

The S&P Target Date® Index Series consists of multi-asset class indices, each corresponding to a specific target retirement date. The asset allocation for each index is determined through an annual survey of target date fund groups with a minimum asset threshold of $100 million. The various asset class exposures of the Indices may include equities, fixed income, REITs, and commodities depending on the allocations reported in the survey. Index returns are calculated daily. You may not invest directly in an index.

2	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

3

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report and include the expenses of the underlying funds in which the Fund invests. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 5/31/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from February 1, 2019 through July 31, 2019. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

NATIXIS SUSTAINABLE FUTURE 2015 FUND	BEGINNING ACCOUNT VALUE 2/1/2019	ENDING ACCOUNT VALUE 7/31/2019	EXPENSES PAID DURING PERIOD* 2/1/2019 – 7/31/2019
Class N
Actual	$1,000.00	$1,064.70	$1.79
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$1.76

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.35%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2020 FUND	BEGINNING ACCOUNT VALUE 2/1/2019	ENDING ACCOUNT VALUE 7/31/2019	EXPENSES PAID DURING PERIOD* 2/1/2019 – 7/31/2019
Class N
Actual	$1,000.00	$1,065.40	$1.84
Hypothetical (5% return before expenses)	$1,000.00	$1,023.01	$1.81

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.36%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2025 FUND	BEGINNING ACCOUNT VALUE 2/1/2019	ENDING ACCOUNT VALUE 7/31/2019	EXPENSES PAID DURING PERIOD* 2/1/2019 – 7/31/2019
Class N
Actual	$1,000.00	$1,067.00	$1.95
Hypothetical (5% return before expenses)	$1,000.00	$1,022.91	$1.91

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.38%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

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NATIXIS SUSTAINABLE FUTURE 2030 FUND	BEGINNING ACCOUNT VALUE 2/1/2019	ENDING ACCOUNT VALUE 7/31/2019	EXPENSES PAID DURING PERIOD* 2/1/2019 – 7/31/2019
Class N
Actual	$1,000.00	$1,071.30	$2.11
Hypothetical (5% return before expenses)	$1,000.00	$1,022.76	$2.06

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.41%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2035 FUND	BEGINNING ACCOUNT VALUE 2/1/2019	ENDING ACCOUNT VALUE 7/31/2019	EXPENSES PAID DURING PERIOD* 2/1/2019 – 7/31/2019
Class N
Actual	$1,000.00	$1,073.20	$2.21
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	$2.16

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.43%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2040 FUND	BEGINNING ACCOUNT VALUE 2/1/2019	ENDING ACCOUNT VALUE 7/31/2019	EXPENSES PAID DURING PERIOD* 2/1/2019 – 7/31/2019
Class N
Actual	$1,000.00	$1,071.80	$2.21
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	$2.16

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.43%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2045 FUND	BEGINNING ACCOUNT VALUE 2/1/2019	ENDING ACCOUNT VALUE 7/31/2019	EXPENSES PAID DURING PERIOD* 2/1/2019 – 7/31/2019
Class N
Actual	$1,000.00	$1,074.40	$2.21
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	$2.16

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.43%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2050 FUND	BEGINNING ACCOUNT VALUE 2/1/2019	ENDING ACCOUNT VALUE 7/31/2019	EXPENSES PAID DURING PERIOD* 2/1/2019 – 7/31/2019
Class N
Actual	$1,000.00	$1,072.80	$2.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.61	$2.21

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.44%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

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NATIXIS SUSTAINABLE FUTURE 2055 FUND	BEGINNING ACCOUNT VALUE 2/1/2019	ENDING ACCOUNT VALUE 7/31/2019	EXPENSES PAID DURING PERIOD* 2/1/2019 – 7/31/2019
Class N
Actual	$1,000.00	$1,075.00	$2.32
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.45%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2060 FUND	BEGINNING ACCOUNT VALUE 2/1/2019	ENDING ACCOUNT VALUE 7/31/2019	EXPENSES PAID DURING PERIOD* 2/1/2019 – 7/31/2019
Class N
Actual	$1,000.00	$1,073.40	$2.31
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.45%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

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BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory and sub-advisory agreements (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment adviser and sub-advisers (collectively, the “Advisers”), believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees and other expenses, including information comparing the Funds’ advisory and sub-advisory fees to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) Fund’s investment objective and strategies and the size, education and experience of each Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2019. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds, and the resources dedicated to the Funds by the Advisers and the Advisers’ affiliates. The Trustees considered that, effective April 30, 2019, Harris Associates L.P. and Loomis, Sayles & Company, L.P. were added as sub-advisers for the Funds.

The Trustees considered not only the advisory and sub-advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by Natixis Advisors, L.P. (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also considered Wilshire’s specialized expertise in creating “glide paths” and providing investment allocation services.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer

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groups and categories of funds and the Funds’ performance benchmarks. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

The Board noted that, through December 31, 2018, each Fund’s one-year performance, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Natixis Sustainable Future 2015 Fund	16%	N/A	N/A
Natixis Sustainable Future 2020 Fund	9%	N/A	N/A
Natixis Sustainable Future 2025 Fund	4%	N/A	N/A
Natixis Sustainable Future 2030 Fund	7%	N/A	N/A
Natixis Sustainable Future 2035 Fund	4%	N/A	N/A
Natixis Sustainable Future 2040 Fund	2%	N/A	N/A
Natixis Sustainable Future 2045 Fund	4%	N/A	N/A
Natixis Sustainable Future 2050 Fund	4%	N/A	N/A
Natixis Sustainable Future 2055 Fund	4%	N/A	N/A
Natixis Sustainable Future 2060 Fund	4%	N/A	N/A

The Trustees also considered the Advisers’ performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with each Fund. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services, as well as the total expense levels of the Funds. This information included comparisons (provided both by management and also by an independent third-party) of the Funds’ advisory and sub-advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating each Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity, and quality of the investment management of each Fund and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Funds grow in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that each Fund has an expense cap in place, and they considered the amounts waived or reimbursed by the Advisers for each Fund. The Trustees further noted that management had proposed to reduce the expense caps for each Fund.

The Trustees noted that each Fund had an advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees considered that the advisory fee structure and underlying constituents of each Fund is unique in that the advisory fee paid by each Fund varies based on its asset size and its allocations to the sub-advisers. They also noted that each Fund’s portfolio consists of underlying investments in both affiliated funds and separately managed segments, with the asset allocation and glide path decisions made by an unaffiliated sub-adviser (i.e., Wilshire). The Trustees considered that a comparison to the peer group is challenging as the majority of target-date peers utilize an affiliated fund-of-fund structure, charging little to no advisory fee at the target-date level.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense caps with respect to such Funds and the overall profit margin of Natixis Investment Managers compared to that of certain other investment managers for which such data was available.

|  10

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory and sub-advisory fees and expenses charged to each Fund were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationship with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense caps. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense caps. With respect to economies of scale, the Trustees noted that each of the Funds was subject to an expense cap. The Trustees also considered management’s proposal to reduce the expense cap for each Fund. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Advisers. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the each of existing Agreements should be continued through June 30, 2020.

11  |

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2015 Fund

Shares	Description	Value (†)
Common Stocks — 31.3% of Net Assets
	Aerospace & Defense — 0.2%
16	Axon Enterprise, Inc.(a)	$1,123
20	Moog, Inc., Class A	1,629
2	Raytheon Co.	365
10	Teledyne Technologies, Inc.(a)	2,913
28	United Technologies Corp.	3,741

		9,771

	Air Freight & Logistics — 0.5%
205	Expeditors International of Washington, Inc.	15,652
28	FedEx Corp.	4,775
29	United Parcel Service, Inc., Class B	3,464

		23,891

	Airlines — 0.1%
204	American Airlines Group, Inc.	6,224

	Auto Components — 0.2%
100	American Axle & Manufacturing Holdings, Inc.(a)	1,207
61	Aptiv PLC	5,347
12	BorgWarner, Inc.	453
92	Delphi Technologies PLC	1,724
18	Visteon Corp.(a)	1,186

		9,917

	Automobiles — 0.4%
670	Fiat Chrysler Automobiles NV	8,838
233	General Motors Co.	9,399

		18,237

	Banks — 2.1%
53	Ameris Bancorp	2,108
96	BancorpSouth Bank	2,869
530	Bank of America Corp.	16,260
86	BB&T Corp.	4,432
238	Citigroup, Inc.	16,936
93	Citizens Financial Group, Inc.	3,465
73	Columbia Banking System, Inc.	2,753
7	Comerica, Inc.	512
186	CVB Financial Corp.	4,094
168	Fulton Financial Corp.	2,856
57	Huntington Bancshares, Inc.	812
85	International Bancshares Corp.	3,199
135	KeyCorp	2,480
16	M&T Bank Corp.	2,628
252	People’s United Financial, Inc.	4,138
52	PNC Financial Services Group, Inc. (The)	7,431
98	Regions Financial Corp.	1,561
132	Trustmark Corp.	4,691
198	Wells Fargo & Co.	9,585
46	Westamerica Bancorporation	2,949
35	Wintrust Financial Corp.	2,504
28	Zions Bancorp N.A.	1,262

		99,525

	Beverages — 1.0%
21	Brown-Forman Corp., Class B	1,151
253	Coca-Cola Co. (The)	13,315
41	Constellation Brands, Inc., Class A	8,070
312	Monster Beverage Corp.(a)	20,115
31	PepsiCo, Inc.	3,962

		46,613

	Biotechnology — 1.0%
13	AbbVie, Inc.	866
47	Amgen, Inc.	8,769
4	Biogen, Inc.(a)	951
	Biotechnology — continued
82	BioMarin Pharmaceutical, Inc.(a)	$6,504
14	Celgene Corp.(a)	1,286
35	Gilead Sciences, Inc.	2,293
14	Ligand Pharmaceuticals, Inc.(a)	1,281
46	Medicines Co. (The)(a)	1,649
68	Regeneron Pharmaceuticals, Inc.(a)	20,724
24	Repligen Corp.(a)	2,266
1	Vertex Pharmaceuticals, Inc.(a)	167

		46,756

	Building Products — 0.2%
149	Johnson Controls International PLC	6,323
14	Lennox International, Inc.	3,591

		9,914

	Capital Markets — 2.3%
2	Affiliated Managers Group, Inc.	172
8	Ameriprise Financial, Inc.	1,164
277	Bank of New York Mellon Corp. (The)	12,997
8	BlackRock, Inc.	3,741
275	Charles Schwab Corp. (The)	11,886
12	CME Group, Inc.	2,333
38	FactSet Research Systems, Inc.	10,537
50	Franklin Resources, Inc.	1,632
31	Goldman Sachs Group, Inc. (The)	6,824
6	Intercontinental Exchange, Inc.	527
31	Invesco Ltd.	595
68	Janus Henderson Group PLC	1,365
67	Legg Mason, Inc.	2,523
48	Moody’s Corp.	10,288
47	MSCI, Inc.	10,680
31	Northern Trust Corp.	3,038
27	S&P Global, Inc.	6,614
175	SEI Investments Co.	10,428
203	State Street Corp.	11,792

		109,136

	Chemicals — 0.4%
13	Ecolab, Inc.	2,622
37	HB Fuller Co.	1,769
26	Innospec, Inc.	2,428
3	International Flavors & Fragrances, Inc.	432
33	Linde PLC	6,312
31	Minerals Technologies, Inc.	1,651
18	Stepan Co.	1,785

		16,999

	Commercial Services & Supplies — 0.1%
38	Healthcare Services Group, Inc.	908
19	MSA Safety, Inc.	2,002
28	Tetra Tech, Inc.	2,218
11	Waste Management, Inc.	1,287

		6,415

	Communications Equipment — 0.4%
45	Ciena Corp.(a)	2,035
265	Cisco Systems, Inc.	14,681
24	InterDigital, Inc.	1,546
25	Lumentum Holdings, Inc.(a)	1,416
4	Motorola Solutions, Inc.	664

		20,342

	Construction & Engineering — 0.1%
86	AECOM(a)	3,092

	Consumer Finance — 0.5%
70	American Express Co.	8,706

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Consumer Finance — continued
165	Capital One Financial Corp.	$15,249
25	Navient Corp.	354

		24,309

	Containers & Packaging — 0.1%
39	Ball Corp.	2,788
6	Crown Holdings, Inc.(a)	384
30	International Paper Co.	1,317
75	Owens-Illinois, Inc.	1,273

		5,762

	Distributors — 0.1%
24	Genuine Parts Co.	2,331
13	POOL CORP.	2,462

		4,793

	Diversified Consumer Services — 0.1%
56	Service Corp. International	2,584

	Diversified Telecommunication Services — 0.1%
41	AT&T, Inc.	1,396
22	Verizon Communications, Inc.	1,216

		2,612

	Electric Utilities — 0.2%
78	American Electric Power Co., Inc.	6,849
11	Edison International	820
13	Eversource Energy	986
25	IDACORP, Inc.	2,552

		11,207

	Electrical Equipment — 0.1%
11	Acuity Brands, Inc.	1,476
24	Eaton Corp. PLC	1,973
17	Hubbell, Inc.	2,208

		5,657

	Electronic Equipment, Instruments & Components — 0.6%
48	Avnet, Inc.	2,180
23	Belden, Inc.	1,046
49	Cognex Corp.	2,156
11	Coherent, Inc.(a)	1,527
10	Littelfuse, Inc.	1,690
9	Rogers Corp.(a)	1,428
117	TE Connectivity Ltd.	10,811
58	Trimble, Inc.(a)	2,451
86	Vishay Intertechnology, Inc.	1,462
12	Zebra Technologies Corp., Class A(a)	2,531

		27,282

	Energy Equipment & Services — 0.4%
29	Apergy Corp.(a)	943
29	Baker Hughes, a GE Co.	736
63	C&J Energy Services, Inc.(a)	689
15	Core Laboratories NV	753
143	Halliburton Co.	3,289
52	National Oilwell Varco, Inc.	1,239
57	Oceaneering International, Inc.(a)	881
51	Oil States International, Inc.(a)	761
229	Schlumberger Ltd.	9,153
35	TechnipFMC PLC	964
75	U.S. Silica Holdings, Inc.	1,039

		20,447

	Entertainment — 0.6%
22	Activision Blizzard, Inc.	1,072
41	Cinemark Holdings, Inc.	1,637
11	Electronic Arts, Inc.(a)	1,017
	Entertainment — continued
43	Netflix, Inc.(a)	$13,889
2	Take-Two Interactive Software, Inc.(a)	245
7	Viacom, Inc., Class B	212
77	Walt Disney Co. (The)	11,012

		29,084

	Food & Staples Retailing — 0.1%
53	Kroger Co. (The)	1,122
157	SpartanNash Co.	1,856
7	Sysco Corp.	480
9	Walgreens Boots Alliance, Inc.	490

		3,948

	Food Products — 0.4%
44	Campbell Soup Co.	1,819
535	Danone S.A., Sponsored ADR	9,213
15	General Mills, Inc.	797
57	Hain Celestial Group, Inc. (The)(a)	1,241
2	Hershey Co. (The)	303
17	Ingredion, Inc.	1,314
9	J.M. Smucker Co. (The)	1,001
8	Kellogg Co.	466
47	Kraft Heinz Co. (The)	1,504
5	Mondelez International, Inc., Class A	267

		17,925

	Gas Utilities — 0.1%
51	New Jersey Resources Corp.	2,543
29	ONE Gas, Inc.	2,644
56	South Jersey Industries, Inc.	1,907

		7,094

	Health Care Equipment & Supplies — 0.5%
11	Alcon, Inc.(a)	646
4	Align Technology, Inc.(a)	836
1	Becton Dickinson and Co.	253
6	Boston Scientific Corp.(a)	255
2	Danaher Corp.	281
9	DENTSPLY SIRONA, Inc.	490
1	Edwards Lifesciences Corp.(a)	213
26	Globus Medical, Inc.(a)	1,185
13	Haemonetics Corp.(a)	1,587
1	Intuitive Surgical, Inc.(a)	519
105	Meridian Bioscience, Inc.	1,255
23	Merit Medical Systems, Inc.(a)	907
28	STERIS PLC	4,168
1	Stryker Corp.	210
53	Varian Medical Systems, Inc.(a)	6,221
18	West Pharmaceutical Services, Inc.	2,471

		21,497

	Health Care Providers & Services — 0.7%
32	Acadia Healthcare Co., Inc.(a)	1,022
10	Amedisys, Inc.(a)	1,379
2	Anthem, Inc.	589
19	BioTelemetry, Inc.(a)	892
55	Centene Corp.(a)	2,865
6	Chemed Corp.	2,432
3	Cigna Corp.	510
180	CVS Health Corp.	10,057
24	Encompass Health Corp.	1,532
41	HCA Healthcare, Inc.	5,474
19	Henry Schein, Inc.(a)	1,264
2	Humana, Inc.	593
9	Laboratory Corp. of America Holdings(a)	1,508
33	MEDNAX, Inc.(a)	811

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
52	Patterson Cos., Inc.	$1,030
15	Quest Diagnostics, Inc.	1,531
8	UnitedHealth Group, Inc.	1,992

		35,481

	Health Care Technology — 0.3%
110	Allscripts Healthcare Solutions, Inc.(a)	1,133
147	Cerner Corp.	10,533
22	Medidata Solutions, Inc.(a)	2,010

		13,676

	Hotels, Restaurants & Leisure — 1.3%
8	Domino’s Pizza, Inc.	1,956
26	Dunkin’ Brands Group, Inc.	2,084
69	Hilton Worldwide Holdings, Inc.	6,662
15	Jack in the Box, Inc.	1,077
16	Marriott Vacations Worldwide Corp.	1,636
2	McDonald’s Corp.	421
291	MGM Resorts International	8,736
25	Six Flags Entertainment Corp.	1,321
181	Starbucks Corp.	17,139
96	Wendy’s Co. (The)	1,746
305	Yum China Holdings, Inc.	13,878
61	Yum! Brands, Inc.	6,864

		63,520

	Household Durables — 0.1%
9	iRobot Corp.(a)	658
77	KB Home	2,023
58	Meritage Homes Corp.(a)	3,643
41	Tupperware Brands Corp.	627

		6,951

	Household Products — 0.5%
116	Colgate-Palmolive Co.	8,322
137	Procter & Gamble Co. (The)	16,171

		24,493

	Independent Power & Renewable Electricity Producers — 0.1%
51	AES Corp. (The)	856
34	Ormat Technologies, Inc.	2,229
80	Pattern Energy Group, Inc.	1,834

		4,919

	Industrial Conglomerates — 0.2%
1,022	General Electric Co.	10,680

	Insurance — 0.7%
6	Aflac, Inc.	316
26	Allstate Corp. (The)	2,792
208	American International Group, Inc.	11,646
5	Brighthouse Financial, Inc.(a)	196
43	Chubb Ltd.	6,572
44	First American Financial Corp.	2,544
11	Hartford Financial Services Group, Inc. (The)	634
7	Lincoln National Corp.	457
17	Marsh & McLennan Cos., Inc.	1,680
11	MetLife, Inc.	544
45	Prudential Financial, Inc.	4,559
19	Travelers Cos., Inc. (The)	2,786

		34,726

	Interactive Media & Services — 1.5%
9	Alphabet, Inc., Class A(a)	10,964
23	Alphabet, Inc., Class C(a)	27,984
172	Facebook, Inc., Class A(a)	33,407
8	TripAdvisor, Inc.(a)	353

		72,708

	Internet & Direct Marketing Retail — 1.6%
128	Alibaba Group Holding Ltd., Sponsored ADR(a)	$22,158
16	Amazon.com, Inc.(a)	29,869
8	Booking Holdings, Inc.(a)	15,093
196	eBay, Inc.	8,073

		75,193

	IT Services — 1.6%
64	Automatic Data Processing, Inc.	10,657
5	Cognizant Technology Solutions Corp., Class A	326
110	DXC Technology Co.	6,135
44	Gartner, Inc.(a)	6,131
6	International Business Machines Corp.	889
34	Leidos Holdings, Inc.	2,791
35	MasterCard, Inc., Class A	9,529
8	PayPal Holdings, Inc.(a)	883
131	Sabre Corp.	3,080
181	Visa, Inc., Class A	32,218
40	Western Union Co. (The)	840
13	WEX, Inc.(a)	2,835

		76,314

	Leisure Products — 0.0%
68	Callaway Golf Co.	1,247

	Life Sciences Tools & Services — 0.1%
1	Illumina, Inc.(a)	299
7	IQVIA Holdings, Inc.(a)	1,114
4	Thermo Fisher Scientific, Inc.	1,111

		2,524

	Machinery — 1.3%
32	AGCO Corp.	2,464
77	Caterpillar, Inc.	10,139
46	Cummins, Inc.	7,544
79	Deere & Co.	13,086
36	Flowserve Corp.	1,801
24	IDEX Corp.	4,037
43	ITT, Inc.	2,684
54	Kennametal, Inc.	1,867
34	Oshkosh Corp.	2,842
70	Parker Hannifin Corp.	12,256
11	Proto Labs, Inc.(a)	1,145
42	Terex Corp.	1,279
37	Toro Co. (The)	2,694
4	Xylem, Inc.	321

		64,159

	Media — 0.6%
2	Cable One, Inc.	2,434
12	CBS Corp., Class B	618
29	Charter Communications, Inc., Class A(a)	11,176
255	Comcast Corp., Class A	11,009
32	Discovery, Inc., Series C(a)	904
10	Interpublic Group of Cos., Inc. (The)	229
46	New York Times Co. (The), Class A	1,641
77	News Corp., Class A	1,013
18	Omnicom Group, Inc.	1,444

		30,468

	Metals & Mining — 0.2%
77	Commercial Metals Co.	1,348
80	Newmont Goldcorp Corp.	2,922
7	Nucor Corp.	381
33	Reliance Steel & Aluminum Co.	3,298
21	Royal Gold, Inc.	2,403

		10,352

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Multi-Utilities — 0.1%
45	Consolidated Edison, Inc.	$3,823
8	DTE Energy Co.	1,017
12	Sempra Energy	1,625

		6,465

	Multiline Retail — 0.0%
10	Macy’s, Inc.	227
11	Target Corp.	951

		1,178

	Oil, Gas & Consumable Fuels — 0.7%
262	Apache Corp.	6,398
1,471	Chesapeake Energy Corp.(a)	2,662
50	Concho Resources, Inc.	4,884
476	Denbury Resources, Inc.(a)	538
45	Diamondback Energy, Inc.	4,654
50	EOG Resources, Inc.	4,292
80	EQT Corp.	1,209
72	Green Plains, Inc.	726
40	Hess Corp.	2,594
89	Noble Energy, Inc.	1,965
32	ONEOK, Inc.	2,243
23	Valero Energy Corp.	1,961
41	World Fuel Services Corp.	1,601

		35,727

	Paper & Forest Products — 0.1%
32	Domtar Corp.	1,358
57	Louisiana-Pacific Corp.	1,490

		2,848

	Personal Products — 0.0%
2	Estee Lauder Cos., Inc. (The), Class A	368

	Pharmaceuticals — 0.6%
1	Allergan PLC	160
11	Bristol-Myers Squibb Co.	489
41	Catalent, Inc.(a)	2,316
9	Eli Lilly & Co.	981
56	Merck & Co., Inc.	4,647
60	Novartis AG, Sponsored ADR	5,495
205	Novo Nordisk AS, Sponsored ADR	9,824
12	Perrigo Co. PLC	648
48	Pfizer, Inc.	1,864

		26,424

	Professional Services — 0.2%
34	Exponent, Inc.	2,339
13	Insperity, Inc.	1,383
35	Korn Ferry	1,375
21	ManpowerGroup, Inc.	1,918
21	Nielsen Holdings PLC	486

		7,501

	Real Estate Management & Development — 0.1%
9	CBRE Group, Inc., Class A(a)	477
19	Jones Lang LaSalle, Inc.	2,768

		3,245

	REITs – Apartments — 0.2%
62	American Campus Communities, Inc.	2,899
2	AvalonBay Communities, Inc.	418
41	Camden Property Trust	4,252
5	Equity Residential	394
3	Essex Property Trust, Inc.	907
4	Mid-America Apartment Communities, Inc.	471

		9,341

	REITs – Diversified — 0.1%
4	Crown Castle International Corp.	$533
5	Digital Realty Trust, Inc.	572
1	Equinix, Inc.	502
48	Weyerhaeuser Co.	1,220

		2,827

	REITs – Health Care — 0.1%
21	Ventas, Inc.	1,413
25	Welltower, Inc.	2,078

		3,491

	REITs – Hotels — 0.0%
78	Host Hotels & Resorts, Inc.	1,357

	REITs – Office Property — 0.3%
6	Boston Properties, Inc.	798
94	Corporate Office Properties Trust	2,624
106	Douglas Emmett, Inc.	4,327
142	Easterly Government Properties, Inc.	2,679
47	Kilroy Realty Corp.	3,735

		14,163

	REITs – Regional Malls — 0.0%
8	Macerich Co. (The)	264
8	Simon Property Group, Inc.	1,298

		1,562

	REITs – Storage — 0.0%
29	Iron Mountain, Inc.	853
1	Public Storage	243

		1,096

	REITs – Warehouse/Industrials — 0.1%
30	CyrusOne, Inc.	1,722
77	Liberty Property Trust	4,027

		5,749

	Road & Rail — 0.3%
27	Genesee & Wyoming, Inc., Class A(a)	2,965
15	Kansas City Southern	1,856
22	Norfolk Southern Corp.	4,205
27	Ryder System, Inc.	1,438
12	Union Pacific Corp.	2,159

		12,623

	Semiconductors & Semiconductor Equipment — 1.3%
4	Advanced Micro Devices, Inc.(a)	122
46	Applied Materials, Inc.	2,271
33	Brooks Automation, Inc.	1,280
21	Cabot Microelectronics Corp.	2,555
36	Cirrus Logic, Inc.(a)	1,766
26	Cree, Inc.(a)	1,617
49	First Solar, Inc.(a)	3,160
192	Intel Corp.	9,706
5	Lam Research Corp.	1,043
6	Microchip Technology, Inc.	566
74	NVIDIA Corp.	12,485
163	QUALCOMM, Inc.	11,925
28	Silicon Laboratories, Inc.(a)	3,142
65	Texas Instruments, Inc.	8,126

		59,764

	Software — 1.4%
4	Adobe, Inc.(a)	1,195
116	Autodesk, Inc.(a)	18,116
23	Blackbaud, Inc.	2,093
29	Bottomline Technologies, Inc.(a)	1,221
10	Fair Isaac Corp.(a)	3,474

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Software — continued
16	LogMeIn, Inc.	$1,216
98	Microsoft Corp.	13,354
397	Oracle Corp.	22,351
25	PTC, Inc.(a)	1,695
18	Qualys, Inc.(a)	1,558
1	salesforce.com, inc.(a)	155
24	Symantec Corp.	517

		66,945

	Specialty Retail — 0.4%
21	Aaron’s, Inc.	1,324
63	American Eagle Outfitters, Inc.	1,114
23	Asbury Automotive Group, Inc.(a)	2,118
8	Best Buy Co., Inc.	612
13	Five Below, Inc.(a)	1,527
22	Home Depot, Inc. (The)	4,701
16	Lithia Motors, Inc., Class A	2,110
14	Lowe’s Cos., Inc.	1,420
18	Monro, Inc.	1,516
10	Tiffany & Co.	939
23	Williams-Sonoma, Inc.	1,534

		18,915

	Technology Hardware, Storage & Peripherals — 0.9%
162	Apple, Inc.	34,512
150	Hewlett Packard Enterprise Co.	2,155
113	HP, Inc.	2,378
59	NCR Corp.(a)	1,995
8	NetApp, Inc.	468
13	Seagate Technology PLC	602
4	Western Digital Corp.	216
24	Xerox Corp.	770

		43,096

	Textiles, Apparel & Luxury Goods — 0.4%
15	Deckers Outdoor Corp.(a)	2,344
16	Hanesbrands, Inc.	258
11	NIKE, Inc., Class B	946
3	PVH Corp.	267
561	Under Armour, Inc., Class A(a)	12,942
54	Wolverine World Wide, Inc.	1,466

		18,223

	Thrifts & Mortgage Finance — 0.1%
206	New York Community Bancorp, Inc.	2,375

	Trading Companies & Distributors — 0.1%
40	Fastenal Co.	1,232
17	GATX Corp.	1,307
10	United Rentals, Inc.(a)	1,265
4	W.W. Grainger, Inc.	1,164

		4,968

	Water Utilities — 0.1%
35	American Water Works Co., Inc.	4,017
58	Aqua America, Inc.	2,433

		6,450

	Total Common Stocks (Identified Cost $1,458,916)	1,495,145

Principal Amount	Description	Value (†)
Bonds and Notes — 18.6%
	Agency Commercial Mortgage-Backed Securities — 0.2%
$10,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.185%, 12/25/2020(b)	$10,221

	Automotive — 0.3%
8,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	8,193
8,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	8,074

		16,267

	Banking — 2.8%
8,000	American Express Co., 3.700%, 8/03/2023	8,355
8,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	8,117
8,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	7,948
8,000	Bank of New York Mellon Corp. (The), Series 10YR, MTN, 3.650%, 2/04/2024	8,433
8,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	8,254
8,000	Capital One Financial Corp., 3.300%, 10/30/2024	8,283
8,000	Citigroup, Inc., 4.600%, 3/09/2026	8,643
4,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	3,982
8,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	8,356
8,000	HSBC Holdings PLC, 5.100%, 4/05/2021	8,349
8,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	8,211
8,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	8,450
8,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	7,992
8,000	Santander UK PLC, 2.375%, 3/16/2020	7,994
8,000	SunTrust Bank, 2.250%, 1/31/2020	7,991
8,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	8,147
8,000	Westpac Banking Corp., 2.750%, 1/11/2023	8,096

		135,601

	Cable Satellite — 0.2%
8,000	Comcast Corp., 3.000%, 2/01/2024	8,211

	Construction Machinery — 0.2%
8,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	8,080

	Consumer Cyclical Services — 0.2%
8,000	eBay, Inc., 3.800%, 3/09/2022	8,254

	Electric — 0.4%
8,000	Duke Energy Corp., 3.750%, 4/15/2024	8,405
9,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	9,323

		17,728

	Financial Other — 0.2%
8,000	ORIX Corp., 2.900%, 7/18/2022	8,130

	Food & Beverage — 0.2%
8,000	General Mills, Inc., 4.000%, 4/17/2025	8,490

	Government Owned – No Guarantee — 0.6%
20,000	Federal National Mortgage Association, 6.625%, 11/15/2030	28,493

	Health Insurance — 0.3%
8,000	Anthem, Inc., 4.101%, 3/01/2028	8,509
6,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	7,795

		16,304

	Healthcare — 0.5%
8,000	CVS Health Corp., 3.875%, 7/20/2025	8,349
8,000	Express Scripts Holding Co., 4.500%, 2/25/2026	8,652
8,000	McKesson Corp., 3.950%, 2/16/2028	8,303

		25,304

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2015 Fund – (continued)

Principal Amount	Description	Value (†)
	Independent Energy — 0.2%
$8,000	EQT Corp., 3.000%, 10/01/2022	$7,782

	Integrated Energy — 0.5%
8,000	BP Capital Markets PLC, 3.814%, 2/10/2024	8,452
8,000	Chevron Corp., 1.961%, 3/03/2020	7,991
6,000	Shell International Finance BV, 6.375%, 12/15/2038	8,588

		25,031

	Life Insurance — 0.2%
8,000	American International Group, Inc., 3.900%, 4/01/2026	8,440

	Media Entertainment — 0.2%
8,000	Viacom, Inc., 6.875%, 4/30/2036	10,135

	Midstream — 0.5%
7,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	7,284
8,000	Enterprise Products Operating LLC, 2.550%, 10/15/2019	7,999
8,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	8,436

		23,719

	Mortgage Related — 4.0%
68,424	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	69,350
78,110	FNMA, 3.500%, 6/01/2049	80,066
27,214	FNMA, 4.000%, 2/01/2049	28,161
14,605	FNMA, 4.500%, 5/01/2049	15,319

		192,896

	Oil Field Services — 0.2%
8,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	8,064

	Pharmaceuticals — 0.3%
8,000	AbbVie, Inc., 3.600%, 5/14/2025	8,251
8,000	Amgen, Inc., 2.650%, 5/11/2022	8,047

		16,298

	Railroads — 0.2%
8,000	CSX Corp., 2.600%, 11/01/2026	7,989

	REITs – Office Property — 0.1%
5,000	Boston Properties LP, 2.750%, 10/01/2026	4,970

	Restaurants — 0.2%
8,000	Starbucks Corp., 3.800%, 8/15/2025	8,501

	Technology — 0.9%
8,000	Apple, Inc., 2.500%, 2/09/2025	8,066
8,000	International Business Machines Corp., 4.000%, 6/20/2042	8,429
8,000	Oracle Corp., 2.950%, 5/15/2025	8,208
8,000	QUALCOMM, Inc., 3.450%, 5/20/2025	8,332
8,000	VMware, Inc., 2.950%, 8/21/2022	8,060

		41,095

	Treasuries — 4.5%
8,000	U.S. Treasury Bond, 2.500%, 5/15/2046	7,953
17,000	U.S. Treasury Bond, 2.875%, 11/15/2046	18,179
29,000	U.S. Treasury Bond, 3.000%, 5/15/2045	31,689
8,000	U.S. Treasury Bond, 3.000%, 2/15/2048	8,759
8,000	U.S. Treasury Bond, 3.000%, 2/15/2049	8,780
6,000	U.S. Treasury Bond, 4.250%, 11/15/2040	7,863
6,000	U.S. Treasury Bond, 4.375%, 5/15/2041	8,004
18,000	U.S. Treasury Bond, 5.250%, 2/15/2029	23,048
27,000	U.S. Treasury Note, 1.125%, 4/30/2020	26,802
12,000	U.S. Treasury Note, 1.125%, 9/30/2021	11,807
8,000	U.S. Treasury Note, 1.625%, 8/31/2022	7,944
8,000	U.S. Treasury Note, 1.750%, 5/15/2023	7,968
6,000	U.S. Treasury Note, 2.000%, 11/15/2026	6,023
12,000	U.S. Treasury Note, 2.125%, 12/31/2022	12,110
	Treasuries — continued
$3,000	U.S. Treasury Note, 2.250%, 11/15/2025	$3,060
10,000	U.S. Treasury Note, 2.250%, 11/15/2027	10,203
8,000	U.S. Treasury Note, 2.625%, 2/15/2029	8,417
8,000	U.S. Treasury Note, 2.875%, 9/30/2023	8,324

		216,933

	Wireless — 0.2%
8,000	Vodafone Group PLC, 6.150%, 2/27/2037	9,808

	Wirelines — 0.3%
8,000	AT&T, Inc., 3.400%, 5/15/2025	8,229
8,000	AT&T, Inc., 3.875%, 1/15/2026	8,421

		16,650

	Total Bonds and Notes (Identified Cost $870,369)	889,394

Shares
Exchange-Traded Funds — 6.3%
3,672	iShares® ESG MSCI EAFE ETF	231,813
2,008	iShares® ESG MSCI Emerging Markets ETF	66,927

	Total Exchange-Traded Funds (Identified Cost $291,312)	298,740

Affiliated Mutual Funds — 42.3%
57,070	Loomis Sayles Inflation Protected Securities Fund, Class N	602,086
48,384	Loomis Sayles Limited Term Government and Agency Fund, Class N	548,195
48,048	Mirova Global Green Bond Fund, Class N	507,388
32,277	Mirova International Sustainable Equity Fund, Class N	361,829

	Total Affiliated Mutual Funds (Identified Cost $1,984,370)	2,019,498

	Total Investments — 98.5% (Identified Cost $4,604,967)	4,702,777
	Other assets less liabilities — 1.5%	71,634

	Net Assets — 100.0%	$4,774,411

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of July 31, 2019 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2015 Fund – (continued)

Asset Allocation Summary at July 31, 2019 (Unaudited)

Fixed Income	53.3%
Equity	45.2

Total Investments	98.5
Other assets less liabilities	1.5

Net Assets	100.0%

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2020 Fund

Shares	Description	Value (†)
Common Stocks — 35.4% of Net Assets
	Aerospace & Defense — 0.2%
15	Axon Enterprise, Inc.(a)	$1,053
23	Moog, Inc., Class A	1,874
3	Raytheon Co.	547
11	Teledyne Technologies, Inc.(a)	3,204
32	United Technologies Corp.	4,275

		10,953

	Air Freight & Logistics — 0.6%
235	Expeditors International of Washington, Inc.	17,942
32	FedEx Corp.	5,457
35	United Parcel Service, Inc., Class B	4,182

		27,581

	Airlines — 0.1%
232	American Airlines Group, Inc.	7,078

	Auto Components — 0.2%
113	American Axle & Manufacturing Holdings, Inc.(a)	1,364
70	Aptiv PLC	6,136
14	BorgWarner, Inc.	529
103	Delphi Technologies PLC	1,930
24	Visteon Corp.(a)	1,581

		11,540

	Automobiles — 0.4%
759	Fiat Chrysler Automobiles NV	10,011
264	General Motors Co.	10,650

		20,661

	Banks — 2.3%
59	Ameris Bancorp	2,346
106	BancorpSouth Bank	3,168
601	Bank of America Corp.	18,439
99	BB&T Corp.	5,101
272	Citigroup, Inc.	19,356
118	Citizens Financial Group, Inc.	4,397
81	Columbia Banking System, Inc.	3,055
8	Comerica, Inc.	586
205	CVB Financial Corp.	4,512
186	Fulton Financial Corp.	3,162
88	Huntington Bancshares, Inc.	1,254
94	International Bancshares Corp.	3,537
179	KeyCorp	3,288
18	M&T Bank Corp.	2,956
319	People’s United Financial, Inc.	5,238
60	PNC Financial Services Group, Inc. (The)	8,574
113	Regions Financial Corp.	1,800
146	Trustmark Corp.	5,189
225	Wells Fargo & Co.	10,892
50	Westamerica Bancorporation	3,205
39	Wintrust Financial Corp.	2,790
43	Zions Bancorp N.A.	1,938

		114,783

	Beverages — 1.1%
33	Brown-Forman Corp., Class B	1,809
291	Coca-Cola Co. (The)	15,315
46	Constellation Brands, Inc., Class A	9,054
357	Monster Beverage Corp.(a)	23,016
36	PepsiCo, Inc.	4,601

		53,795

	Biotechnology — 1.1%
17	AbbVie, Inc.	1,132
53	Amgen, Inc.	9,889
4	Biogen, Inc.(a)	951
	Biotechnology — continued
94	BioMarin Pharmaceutical, Inc.(a)	$7,456
17	Celgene Corp.(a)	1,562
42	Gilead Sciences, Inc.	2,752
14	Ligand Pharmaceuticals, Inc.(a)	1,281
51	Medicines Co. (The)(a)	1,828
76	Regeneron Pharmaceuticals, Inc.(a)	23,162
26	Repligen Corp.(a)	2,454
2	Vertex Pharmaceuticals, Inc.(a)	333

		52,800

	Building Products — 0.2%
171	Johnson Controls International PLC	7,257
15	Lennox International, Inc.	3,847

		11,104

	Capital Markets — 2.6%
3	Affiliated Managers Group, Inc.	257
8	Ameriprise Financial, Inc.	1,164
319	Bank of New York Mellon Corp. (The)	14,968
10	BlackRock, Inc.	4,677
314	Charles Schwab Corp. (The)	13,571
15	CME Group, Inc.	2,916
43	FactSet Research Systems, Inc.	11,924
62	Franklin Resources, Inc.	2,023
35	Goldman Sachs Group, Inc. (The)	7,705
8	Intercontinental Exchange, Inc.	703
53	Invesco Ltd.	1,017
75	Janus Henderson Group PLC	1,505
76	Legg Mason, Inc.	2,862
56	Moody’s Corp.	12,003
53	MSCI, Inc.	12,044
37	Northern Trust Corp.	3,626
31	S&P Global, Inc.	7,593
201	SEI Investments Co.	11,978
232	State Street Corp.	13,477

		126,013

	Chemicals — 0.4%
20	Ecolab, Inc.	4,035
41	HB Fuller Co.	1,960
29	Innospec, Inc.	2,708
4	International Flavors & Fragrances, Inc.	576
37	Linde PLC	7,077
35	Minerals Technologies, Inc.	1,864
20	Stepan Co.	1,983

		20,203

	Commercial Services & Supplies — 0.2%
43	Healthcare Services Group, Inc.	1,028
21	MSA Safety, Inc.	2,212
30	Tetra Tech, Inc.	2,376
16	Waste Management, Inc.	1,872

		7,488

	Communications Equipment — 0.5%
50	Ciena Corp.(a)	2,261
324	Cisco Systems, Inc.	17,949
26	InterDigital, Inc.	1,675
28	Lumentum Holdings, Inc.(a)	1,586
6	Motorola Solutions, Inc.	996

		24,467

	Construction & Engineering — 0.1%
95	AECOM(a)	3,415

	Consumer Finance — 0.6%
78	American Express Co.	9,701

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Consumer Finance — continued
187	Capital One Financial Corp.	$17,282
39	Navient Corp.	552

		27,535

	Containers & Packaging — 0.1%
49	Ball Corp.	3,503
10	Crown Holdings, Inc.(a)	640
35	International Paper Co.	1,537
83	Owens-Illinois, Inc.	1,408

		7,088

	Distributors — 0.1%
28	Genuine Parts Co.	2,720
14	POOL CORP.	2,651

		5,371

	Diversified Consumer Services — 0.1%
62	Service Corp. International	2,861

	Diversified Telecommunication Services — 0.1%
63	AT&T, Inc.	2,145
33	Verizon Communications, Inc.	1,824

		3,969

	Electric Utilities — 0.3%
90	American Electric Power Co., Inc.	7,903
12	Edison International	894
15	Eversource Energy	1,138
28	IDACORP, Inc.	2,858

		12,793

	Electrical Equipment — 0.1%
11	Acuity Brands, Inc.	1,476
30	Eaton Corp. PLC	2,466
19	Hubbell, Inc.	2,468

		6,410

	Electronic Equipment, Instruments & Components — 0.6%
53	Avnet, Inc.	2,407
26	Belden, Inc.	1,182
54	Cognex Corp.	2,376
12	Coherent, Inc.(a)	1,666
11	Littelfuse, Inc.	1,859
10	Rogers Corp.(a)	1,587
133	TE Connectivity Ltd.	12,289
64	Trimble, Inc.(a)	2,705
95	Vishay Intertechnology, Inc.	1,615
13	Zebra Technologies Corp., Class A(a)	2,742

		30,428

	Energy Equipment & Services — 0.5%
38	Apergy Corp.(a)	1,236
32	Baker Hughes, a GE Co.	813
71	C&J Energy Services, Inc.(a)	777
20	Core Laboratories NV	1,003
163	Halliburton Co.	3,749
60	National Oilwell Varco, Inc.	1,429
65	Oceaneering International, Inc.(a)	1,004
57	Oil States International, Inc.(a)	851
264	Schlumberger Ltd.	10,552
41	TechnipFMC PLC	1,129
83	U.S. Silica Holdings, Inc.	1,150

		23,693

	Entertainment — 0.7%
25	Activision Blizzard, Inc.	1,219
45	Cinemark Holdings, Inc.	1,796
15	Electronic Arts, Inc.(a)	1,387
	Entertainment — continued
50	Netflix, Inc.(a)	$16,149
3	Take-Two Interactive Software, Inc.(a)	368
11	Viacom, Inc., Class B	334
94	Walt Disney Co. (The)	13,443

		34,696

	Food & Staples Retailing — 0.1%
64	Kroger Co. (The)	1,354
172	SpartanNash Co.	2,033
10	Sysco Corp.	686
14	Walgreens Boots Alliance, Inc.	763

		4,836

	Food Products — 0.4%
50	Campbell Soup Co.	2,067
599	Danone S.A., Sponsored ADR	10,315
17	General Mills, Inc.	903
64	Hain Celestial Group, Inc. (The)(a)	1,393
2	Hershey Co. (The)	303
19	Ingredion, Inc.	1,468
10	J.M. Smucker Co. (The)	1,112
12	Kellogg Co.	699
54	Kraft Heinz Co. (The)	1,729
7	Mondelez International, Inc., Class A	374

		20,363

	Gas Utilities — 0.2%
56	New Jersey Resources Corp.	2,793
32	ONE Gas, Inc.	2,918
62	South Jersey Industries, Inc.	2,111

		7,822

	Health Care Equipment & Supplies — 0.5%
14	Alcon, Inc.(a)	822
4	Align Technology, Inc.(a)	836
1	Becton Dickinson and Co.	253
9	Boston Scientific Corp.(a)	382
3	Danaher Corp.	422
20	DENTSPLY SIRONA, Inc.	1,089
1	Edwards Lifesciences Corp.(a)	213
29	Globus Medical, Inc.(a)	1,322
15	Haemonetics Corp.(a)	1,831
1	Intuitive Surgical, Inc.(a)	520
118	Meridian Bioscience, Inc.	1,410
26	Merit Medical Systems, Inc.(a)	1,026
31	STERIS PLC	4,615
1	Stryker Corp.	210
60	Varian Medical Systems, Inc.(a)	7,042
20	West Pharmaceutical Services, Inc.	2,745

		24,738

	Health Care Providers & Services — 0.9%
36	Acadia Healthcare Co., Inc.(a)	1,150
12	Amedisys, Inc.(a)	1,655
3	Anthem, Inc.	884
21	BioTelemetry, Inc.(a)	986
64	Centene Corp.(a)	3,334
7	Chemed Corp.	2,838
5	Cigna Corp.	850
209	CVS Health Corp.	11,677
26	Encompass Health Corp.	1,660
48	HCA Healthcare, Inc.	6,408
22	Henry Schein, Inc.(a)	1,464
2	Humana, Inc.	593
10	Laboratory Corp. of America Holdings(a)	1,675
37	MEDNAX, Inc.(a)	909

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
58	Patterson Cos., Inc.	$1,148
17	Quest Diagnostics, Inc.	1,735
12	UnitedHealth Group, Inc.	2,988

		41,954

	Health Care Technology — 0.3%
125	Allscripts Healthcare Solutions, Inc.(a)	1,287
167	Cerner Corp.	11,966
24	Medidata Solutions, Inc.(a)	2,193

		15,446

	Hotels, Restaurants & Leisure — 1.5%
9	Domino’s Pizza, Inc.	2,201
28	Dunkin’ Brands Group, Inc.	2,245
78	Hilton Worldwide Holdings, Inc.	7,531
17	Jack in the Box, Inc.	1,221
18	Marriott Vacations Worldwide Corp.	1,840
3	McDonald’s Corp.	632
341	MGM Resorts International	10,237
27	Six Flags Entertainment Corp.	1,426
209	Starbucks Corp.	19,790
106	Wendy’s Co. (The)	1,928
348	Yum China Holdings, Inc.	15,834
69	Yum! Brands, Inc.	7,764

		72,649

	Household Durables — 0.2%
9	iRobot Corp.(a)	658
85	KB Home	2,233
64	Meritage Homes Corp.(a)	4,020
47	Tupperware Brands Corp.	719

		7,630

	Household Products — 0.6%
133	Colgate-Palmolive Co.	9,541
162	Procter & Gamble Co. (The)	19,123

		28,664

	Independent Power & Renewable Electricity Producers — 0.1%
58	AES Corp. (The)	974
52	Ormat Technologies, Inc.	3,409
124	Pattern Energy Group, Inc.	2,843

		7,226

	Industrial Conglomerates — 0.2%
1,154	General Electric Co.	12,059

	Insurance — 0.8%
9	Aflac, Inc.	474
30	Allstate Corp. (The)	3,222
235	American International Group, Inc.	13,158
7	Brighthouse Financial, Inc.(a)	274
49	Chubb Ltd.	7,489
49	First American Financial Corp.	2,833
16	Hartford Financial Services Group, Inc. (The)	922
10	Lincoln National Corp.	653
20	Marsh & McLennan Cos., Inc.	1,976
16	MetLife, Inc.	791
52	Prudential Financial, Inc.	5,268
22	Travelers Cos., Inc. (The)	3,226

		40,286

	Interactive Media & Services — 1.7%
11	Alphabet, Inc., Class A(a)	13,400
27	Alphabet, Inc., Class C(a)	32,851
195	Facebook, Inc., Class A(a)	37,875
8	TripAdvisor, Inc.(a)	353

		84,479

	Internet & Direct Marketing Retail — 1.8%
149	Alibaba Group Holding Ltd., Sponsored ADR(a)	$25,793
19	Amazon.com, Inc.(a)	35,469
8	Booking Holdings, Inc.(a)	15,093
227	eBay, Inc.	9,350

		85,705

	IT Services — 1.8%
74	Automatic Data Processing, Inc.	12,322
8	Cognizant Technology Solutions Corp., Class A	521
125	DXC Technology Co.	6,971
50	Gartner, Inc.(a)	6,967
9	International Business Machines Corp.	1,334
38	Leidos Holdings, Inc.	3,120
43	MasterCard, Inc., Class A	11,708
12	PayPal Holdings, Inc.(a)	1,325
145	Sabre Corp.	3,409
212	Visa, Inc., Class A	37,736
46	Western Union Co. (The)	966
15	WEX, Inc.(a)	3,271

		89,650

	Leisure Products — 0.0%
76	Callaway Golf Co.	1,394

	Life Sciences Tools & Services — 0.1%
1	Illumina, Inc.(a)	300
8	IQVIA Holdings, Inc.(a)	1,273
6	Thermo Fisher Scientific, Inc.	1,666

		3,239

	Machinery — 1.5%
35	AGCO Corp.	2,695
88	Caterpillar, Inc.	11,587
52	Cummins, Inc.	8,528
89	Deere & Co.	14,743
41	Flowserve Corp.	2,051
26	IDEX Corp.	4,374
47	ITT, Inc.	2,934
60	Kennametal, Inc.	2,075
37	Oshkosh Corp.	3,092
80	Parker Hannifin Corp.	14,006
10	Proto Labs, Inc.(a)	1,041
47	Terex Corp.	1,431
41	Toro Co. (The)	2,985
6	Xylem, Inc.	482

		72,024

	Media — 0.7%
2	Cable One, Inc.	2,434
18	CBS Corp., Class B	927
33	Charter Communications, Inc., Class A(a)	12,717
289	Comcast Corp., Class A	12,476
35	Discovery, Inc., Series C(a)	988
15	Interpublic Group of Cos., Inc. (The)	344
51	New York Times Co. (The), Class A	1,820
87	News Corp., Class A	1,145
23	Omnicom Group, Inc.	1,845

		34,696

	Metals & Mining — 0.3%
100	Commercial Metals Co.	1,751
97	Newmont Goldcorp Corp.	3,542
17	Nucor Corp.	925
36	Reliance Steel & Aluminum Co.	3,598
23	Royal Gold, Inc.	2,632

		12,448

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Multi-Utilities — 0.2%
52	Consolidated Edison, Inc.	$4,418
9	DTE Energy Co.	1,144
13	Sempra Energy	1,761

		7,323

	Multiline Retail — 0.0%
12	Macy’s, Inc.	273
12	Target Corp.	1,037

		1,310

	Oil, Gas & Consumable Fuels — 0.8%
297	Apache Corp.	7,253
1,672	Chesapeake Energy Corp.(a)	3,026
56	Concho Resources, Inc.	5,470
525	Denbury Resources, Inc.(a)	593
51	Diamondback Energy, Inc.	5,275
57	EOG Resources, Inc.	4,893
88	EQT Corp.	1,330
81	Green Plains, Inc.	817
46	Hess Corp.	2,983
103	Noble Energy, Inc.	2,274
37	ONEOK, Inc.	2,593
27	Valero Energy Corp.	2,302
53	World Fuel Services Corp.	2,069

		40,878

	Paper & Forest Products — 0.1%
35	Domtar Corp.	1,486
63	Louisiana-Pacific Corp.	1,647

		3,133

	Personal Products — 0.0%
3	Estee Lauder Cos., Inc. (The), Class A	553

	Pharmaceuticals — 0.7%
2	Allergan PLC	321
16	Bristol-Myers Squibb Co.	711
45	Catalent, Inc.(a)	2,542
13	Eli Lilly & Co.	1,417
72	Merck & Co., Inc.	5,975
66	Novartis AG, Sponsored ADR	6,044
236	Novo Nordisk AS, Sponsored ADR	11,309
14	Perrigo Co. PLC	756
74	Pfizer, Inc.	2,874

		31,949

	Professional Services — 0.2%
37	Exponent, Inc.	2,546
14	Insperity, Inc.	1,489
38	Korn Ferry	1,493
23	ManpowerGroup, Inc.	2,101
41	Nielsen Holdings PLC	949

		8,578

	Real Estate Management & Development — 0.1%
14	CBRE Group, Inc., Class A(a)	742
19	Jones Lang LaSalle, Inc.	2,768

		3,510

	REITs – Apartments — 0.2%
69	American Campus Communities, Inc.	3,226
3	AvalonBay Communities, Inc.	626
46	Camden Property Trust	4,771
8	Equity Residential	631
4	Essex Property Trust, Inc.	1,209
4	Mid-America Apartment Communities, Inc.	471

		10,934

	REITs – Diversified — 0.1%
5	Crown Castle International Corp.	$667
9	Digital Realty Trust, Inc.	1,029
2	Equinix, Inc.	1,004
59	Weyerhaeuser Co.	1,499

		4,199

	REITs – Health Care — 0.1%
24	Ventas, Inc.	1,615
38	Welltower, Inc.	3,159

		4,774

	REITs – Hotels — 0.0%
91	Host Hotels & Resorts, Inc.	1,583

	REITs – Office Property — 0.3%
12	Boston Properties, Inc.	1,595
104	Corporate Office Properties Trust	2,904
118	Douglas Emmett, Inc.	4,817
157	Easterly Government Properties, Inc.	2,962
52	Kilroy Realty Corp.	4,132

		16,410

	REITs – Regional Malls — 0.0%
7	Macerich Co. (The)	231
9	Simon Property Group, Inc.	1,460

		1,691

	REITs – Storage — 0.0%
29	Iron Mountain, Inc.	853
2	Public Storage	485

		1,338

	REITs – Warehouse/Industrials — 0.1%
33	CyrusOne, Inc.	1,894
85	Liberty Property Trust	4,446

		6,340

	Road & Rail — 0.3%
30	Genesee & Wyoming, Inc., Class A(a)	3,294
18	Kansas City Southern	2,228
26	Norfolk Southern Corp.	4,969
30	Ryder System, Inc.	1,598
18	Union Pacific Corp.	3,239

		15,328

	Semiconductors & Semiconductor Equipment — 1.4%
15	Advanced Micro Devices, Inc.(a)	457
58	Applied Materials, Inc.	2,863
43	Brooks Automation, Inc.	1,668
21	Cabot Microelectronics Corp.	2,555
39	Cirrus Logic, Inc.(a)	1,913
29	Cree, Inc.(a)	1,803
65	First Solar, Inc.(a)	4,192
229	Intel Corp.	11,576
5	Lam Research Corp.	1,043
7	Microchip Technology, Inc.	661
86	NVIDIA Corp.	14,510
189	QUALCOMM, Inc.	13,827
30	Silicon Laboratories, Inc.(a)	3,366
76	Texas Instruments, Inc.	9,501

		69,935

	Software — 1.6%
6	Adobe, Inc.(a)	1,793
133	Autodesk, Inc.(a)	20,771
23	Blackbaud, Inc.	2,093
32	Bottomline Technologies, Inc.(a)	1,347
11	Fair Isaac Corp.(a)	3,822

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Software — continued
18	LogMeIn, Inc.	$1,367
121	Microsoft Corp.	16,489
458	Oracle Corp.	25,785
28	PTC, Inc.(a)	1,898
20	Qualys, Inc.(a)	1,731
2	salesforce.com, inc.(a)	309
27	Symantec Corp.	582

		77,987

	Specialty Retail — 0.5%
28	Aaron’s, Inc.	1,765
70	American Eagle Outfitters, Inc.	1,238
25	Asbury Automotive Group, Inc.(a)	2,302
9	Best Buy Co., Inc.	689
13	Five Below, Inc.(a)	1,527
28	Home Depot, Inc. (The)	5,983
18	Lithia Motors, Inc., Class A	2,374
17	Lowe’s Cos., Inc.	1,724
19	Monro, Inc.	1,600
13	Tiffany & Co.	1,221
25	Williams-Sonoma, Inc.	1,667

		22,090

	Technology Hardware, Storage & Peripherals — 1.0%
189	Apple, Inc.	40,265
195	Hewlett Packard Enterprise Co.	2,802
137	HP, Inc.	2,883
66	NCR Corp.(a)	2,231
12	NetApp, Inc.	702
20	Seagate Technology PLC	926
6	Western Digital Corp.	323
32	Xerox Corp.	1,027

		51,159

	Textiles, Apparel & Luxury Goods — 0.4%
15	Deckers Outdoor Corp.(a)	2,344
18	Hanesbrands, Inc.	290
17	NIKE, Inc., Class B	1,462
4	PVH Corp.	356
643	Under Armour, Inc., Class A(a)	14,834
60	Wolverine World Wide, Inc.	1,629

		20,915

	Thrifts & Mortgage Finance — 0.1%
227	New York Community Bancorp, Inc.	2,617

	Trading Companies & Distributors — 0.1%
60	Fastenal Co.	1,848
19	GATX Corp.	1,460
12	United Rentals, Inc.(a)	1,519
6	W.W. Grainger, Inc.	1,746

		6,573

	Water Utilities — 0.2%
43	American Water Works Co., Inc.	4,935
64	Aqua America, Inc.	2,685

		7,620

	Total Common Stocks (Identified Cost $1,691,472)	1,732,760

Principal Amount
Bonds and Notes — 18.3%
	Agency Commercial Mortgage-Backed Securities — 0.2%
$10,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.185%, 12/25/2020(b)	10,221

	Automotive — 0.3%
$8,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	$8,193
8,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	8,074

		16,267

	Banking — 2.8%
8,000	American Express Co., 3.700%, 8/03/2023	8,355
8,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	8,117
8,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	7,948
8,000	Bank of New York Mellon Corp. (The), Series 10YR, MTN, 3.650%, 2/04/2024	8,433
9,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	9,286
9,000	Capital One Financial Corp., 3.300%, 10/30/2024	9,318
8,000	Citigroup, Inc., 4.600%, 3/09/2026	8,643
4,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	3,982
8,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	8,356
8,000	HSBC Holdings PLC, 5.100%, 4/05/2021	8,349
8,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	8,211
8,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	8,450
8,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	7,992
8,000	Santander UK PLC, 2.375%, 3/16/2020	7,994
8,000	SunTrust Bank, 2.250%, 1/31/2020	7,991
8,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	8,147
9,000	Westpac Banking Corp., 2.750%, 1/11/2023	9,108

		138,680

	Cable Satellite — 0.2%
8,000	Comcast Corp., 3.000%, 2/01/2024	8,211

	Construction Machinery — 0.2%
8,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	8,080

	Consumer Cyclical Services — 0.2%
8,000	eBay, Inc., 3.800%, 3/09/2022	8,254

	Electric — 0.4%
9,000	Duke Energy Corp., 3.750%, 4/15/2024	9,455
9,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	9,323

		18,778

	Financial Other — 0.2%
8,000	ORIX Corp., 2.900%, 7/18/2022	8,130

	Food & Beverage — 0.2%
9,000	General Mills, Inc., 4.000%, 4/17/2025	9,552

	Government Owned – No Guarantee — 0.6%
20,000	Federal National Mortgage Association, 6.625%, 11/15/2030	28,493

	Health Insurance — 0.3%
8,000	Anthem, Inc., 4.101%, 3/01/2028	8,509
6,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	7,795

		16,304

	Healthcare — 0.5%
8,000	CVS Health Corp., 3.875%, 7/20/2025	8,349
8,000	Express Scripts Holding Co., 4.500%, 2/25/2026	8,652
8,000	McKesson Corp., 3.950%, 2/16/2028	8,303

		25,304

	Independent Energy — 0.2%
8,000	EQT Corp., 3.000%, 10/01/2022	7,782

	Integrated Energy — 0.5%
8,000	BP Capital Markets PLC, 3.814%, 2/10/2024	8,452
8,000	Chevron Corp., 1.961%, 3/03/2020	7,991
6,000	Shell International Finance BV, 6.375%, 12/15/2038	8,588

		25,031

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2020 Fund – (continued)

Principal Amount	Description	Value (†)
	Life Insurance — 0.2%
$8,000	American International Group, Inc., 3.900%, 4/01/2026	$8,440

	Media Entertainment — 0.2%
8,000	Viacom, Inc., 6.875%, 4/30/2036	10,135

	Midstream — 0.5%
9,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	9,365
8,000	Enterprise Products Operating LLC, 2.550%, 10/15/2019	7,999
8,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	8,436

		25,800

	Mortgage Related — 3.9%
68,424	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	69,350
78,099	FNMA, 3.500%, 6/01/2049	80,055
27,214	FNMA, 4.000%, 2/01/2049	28,161
14,605	FNMA, 4.500%, 5/01/2049	15,319

		192,885

	Oil Field Services — 0.2%
8,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	8,064

	Pharmaceuticals — 0.3%
8,000	AbbVie, Inc., 3.600%, 5/14/2025	8,251
8,000	Amgen, Inc., 2.650%, 5/11/2022	8,047

		16,298

	Railroads — 0.2%
8,000	CSX Corp., 2.600%, 11/01/2026	7,989

	REITs – Office Property — 0.1%
5,000	Boston Properties LP, 2.750%, 10/01/2026	4,970

	Restaurants — 0.2%
8,000	Starbucks Corp., 3.800%, 8/15/2025	8,501

	Technology — 0.9%
9,000	Apple, Inc., 2.500%, 2/09/2025	9,075
8,000	International Business Machines Corp., 4.000%, 6/20/2042	8,429
8,000	Oracle Corp., 2.950%, 5/15/2025	8,208
8,000	QUALCOMM, Inc., 3.450%, 5/20/2025	8,332
9,000	VMware, Inc., 2.950%, 8/21/2022	9,067

		43,111

	Treasuries — 4.3%
8,000	U.S. Treasury Bond, 2.500%, 5/15/2046	7,953
17,000	U.S. Treasury Bond, 2.875%, 11/15/2046	18,179
29,000	U.S. Treasury Bond, 3.000%, 5/15/2045	31,689
8,000	U.S. Treasury Bond, 3.000%, 2/15/2048	8,759
8,000	U.S. Treasury Bond, 3.000%, 2/15/2049	8,780
6,000	U.S. Treasury Bond, 4.250%, 11/15/2040	7,863
6,000	U.S. Treasury Bond, 4.375%, 5/15/2041	8,003
18,000	U.S. Treasury Bond, 5.250%, 2/15/2029	23,048
18,000	U.S. Treasury Note, 1.125%, 4/30/2020	17,868
12,000	U.S. Treasury Note, 1.125%, 9/30/2021	11,807
14,000	U.S. Treasury Note, 1.625%, 8/31/2022	13,902
8,000	U.S. Treasury Note, 1.750%, 5/15/2023	7,968
6,000	U.S. Treasury Note, 2.000%, 11/15/2026	6,023
11,000	U.S. Treasury Note, 2.125%, 12/31/2022	11,101
3,000	U.S. Treasury Note, 2.250%, 11/15/2025	3,060
9,000	U.S. Treasury Note, 2.250%, 11/15/2027	9,183
8,000	U.S. Treasury Note, 2.625%, 2/15/2029	8,417
9,000	U.S. Treasury Note, 2.875%, 9/30/2023	9,365

		212,968

	Wireless — 0.2%
8,000	Vodafone Group PLC, 6.150%, 2/27/2037	9,808

	Wirelines — 0.3%
$8,000	AT&T, Inc., 3.400%, 5/15/2025	$8,229
8,000	AT&T, Inc., 3.875%, 1/15/2026	8,421

		16,650

	Total Bonds and Notes (Identified Cost $875,473)	894,706

Shares
Exchange-Traded Funds — 8.2%
4,538	iShares® ESG MSCI EAFE ETF	286,484
3,402	iShares® ESG MSCI Emerging Markets ETF	113,389

	Total Exchange-Traded Funds (Identified Cost $388,682)	399,873

Affiliated Mutual Funds — 36.5%
34,241	Loomis Sayles Inflation Protected Securities Fund, Class N	361,243
42,805	Loomis Sayles Limited Term Government and Agency Fund, Class N	484,981
46,977	Mirova Global Green Bond Fund, Class N	496,077
39,805	Mirova International Sustainable Equity Fund, Class N	446,214

	Total Affiliated Mutual Funds (Identified Cost $1,754,582)	1,788,515

	Total Investments — 98.4% (Identified Cost $4,710,209)	4,815,854
	Other assets less liabilities — 1.6%	77,657

	Net Assets — 100.0%	$4,893,511

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of July 31, 2019 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at July 31, 2019 (Unaudited)

Equity	52.7%
Fixed Income	45.7

Total Investments	98.4
Other assets less liabilities	1.6

Net Assets	100.0%

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2025 Fund

Shares	Description	Value (†)
Common Stocks — 41.4% of Net Assets
	Aerospace & Defense — 0.3%
16	Axon Enterprise, Inc.(a)	$1,124
22	Moog, Inc., Class A	1,792
3	Raytheon Co.	547
12	Teledyne Technologies, Inc.(a)	3,495
30	United Technologies Corp.	4,008

		10,966

	Air Freight & Logistics — 0.6%
233	Expeditors International of Washington, Inc.	17,789
32	FedEx Corp.	5,457
34	United Parcel Service, Inc., Class B	4,062

		27,308

	Airlines — 0.2%
233	American Airlines Group, Inc.	7,109

	Auto Components — 0.3%
98	American Axle & Manufacturing Holdings, Inc.(a)	1,183
70	Aptiv PLC	6,136
14	BorgWarner, Inc.	529
105	Delphi Technologies PLC	1,968
21	Visteon Corp.(a)	1,383

		11,199

	Automobiles — 0.5%
766	Fiat Chrysler Automobiles NV	10,103
267	General Motors Co.	10,771

		20,874

	Banks — 2.7%
57	Ameris Bancorp	2,267
108	BancorpSouth Bank	3,228
606	Bank of America Corp.	18,592
91	BB&T Corp.	4,689
278	Citigroup, Inc.	19,783
119	Citizens Financial Group, Inc.	4,434
82	Columbia Banking System, Inc.	3,092
7	Comerica, Inc.	512
208	CVB Financial Corp.	4,578
180	Fulton Financial Corp.	3,060
102	Huntington Bancshares, Inc.	1,454
96	International Bancshares Corp.	3,612
186	KeyCorp	3,417
17	M&T Bank Corp.	2,792
320	People’s United Financial, Inc.	5,254
58	PNC Financial Services Group, Inc. (The)	8,288
105	Regions Financial Corp.	1,673
148	Trustmark Corp.	5,260
227	Wells Fargo & Co.	10,989
52	Westamerica Bancorporation	3,333
40	Wintrust Financial Corp.	2,862
50	Zions Bancorp N.A.	2,254

		115,423

	Beverages — 1.3%
38	Brown-Forman Corp., Class B	2,083
285	Coca-Cola Co. (The)	15,000
47	Constellation Brands, Inc., Class A	9,251
352	Monster Beverage Corp.(a)	22,693
35	PepsiCo, Inc.	4,473

		53,500

	Biotechnology — 1.3%
18	AbbVie, Inc.	1,199
50	Amgen, Inc.	9,329
6	Biogen, Inc.(a)	1,427
	Biotechnology — continued
92	BioMarin Pharmaceutical, Inc.(a)	$7,298
17	Celgene Corp.(a)	1,562
41	Gilead Sciences, Inc.	2,686
14	Ligand Pharmaceuticals, Inc.(a)	1,281
49	Medicines Co. (The)(a)	1,756
78	Regeneron Pharmaceuticals, Inc.(a)	23,771
27	Repligen Corp.(a)	2,549
2	Vertex Pharmaceuticals, Inc.(a)	333

		53,191

	Building Products — 0.3%
165	Johnson Controls International PLC	7,003
15	Lennox International, Inc.	3,847

		10,850

	Capital Markets — 3.0%
3	Affiliated Managers Group, Inc.	257
8	Ameriprise Financial, Inc.	1,164
319	Bank of New York Mellon Corp. (The)	14,968
10	BlackRock, Inc.	4,677
318	Charles Schwab Corp. (The)	13,744
14	CME Group, Inc.	2,722
41	FactSet Research Systems, Inc.	11,369
60	Franklin Resources, Inc.	1,958
35	Goldman Sachs Group, Inc. (The)	7,705
10	Intercontinental Exchange, Inc.	879
48	Invesco Ltd.	921
73	Janus Henderson Group PLC	1,465
84	Legg Mason, Inc.	3,164
57	Moody’s Corp.	12,217
51	MSCI, Inc.	11,589
36	Northern Trust Corp.	3,528
32	S&P Global, Inc.	7,838
199	SEI Investments Co.	11,858
234	State Street Corp.	13,593

		125,616

	Chemicals — 0.5%
23	Ecolab, Inc.	4,640
39	HB Fuller Co.	1,865
30	Innospec, Inc.	2,801
5	International Flavors & Fragrances, Inc.	720
37	Linde PLC	7,077
33	Minerals Technologies, Inc.	1,757
19	Stepan Co.	1,884

		20,744

	Commercial Services & Supplies — 0.2%
37	Healthcare Services Group, Inc.	885
20	MSA Safety, Inc.	2,107
32	Tetra Tech, Inc.	2,534
19	Waste Management, Inc.	2,223

		7,749

	Communications Equipment — 0.6%
48	Ciena Corp.(a)	2,170
333	Cisco Systems, Inc.	18,448
27	InterDigital, Inc.	1,740
27	Lumentum Holdings, Inc.(a)	1,529
8	Motorola Solutions, Inc.	1,328

		25,215

	Construction & Engineering — 0.1%
96	AECOM(a)	3,451

	Consumer Finance — 0.7%
78	American Express Co.	9,701

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Consumer Finance — continued
189	Capital One Financial Corp.	$17,467
46	Navient Corp.	651

		27,819

	Containers & Packaging — 0.2%
48	Ball Corp.	3,431
12	Crown Holdings, Inc.(a)	768
32	International Paper Co.	1,405
84	Owens-Illinois, Inc.	1,426

		7,030

	Distributors — 0.1%
26	Genuine Parts Co.	2,525
14	POOL CORP.	2,651

		5,176

	Diversified Consumer Services — 0.1%
64	Service Corp. International	2,953

	Diversified Telecommunication Services — 0.1%
75	AT&T, Inc.	2,554
39	Verizon Communications, Inc.	2,155

		4,709

	Electric Utilities — 0.3%
87	American Electric Power Co., Inc.	7,639
11	Edison International	820
14	Eversource Energy	1,062
27	IDACORP, Inc.	2,756

		12,277

	Electrical Equipment — 0.1%
11	Acuity Brands, Inc.	1,476
30	Eaton Corp. PLC	2,466
18	Hubbell, Inc.	2,338

		6,280

	Electronic Equipment, Instruments & Components — 0.7%
51	Avnet, Inc.	2,316
22	Belden, Inc.	1,000
52	Cognex Corp.	2,288
12	Coherent, Inc.(a)	1,666
11	Littelfuse, Inc.	1,858
10	Rogers Corp.(a)	1,587
134	TE Connectivity Ltd.	12,382
65	Trimble, Inc.(a)	2,747
92	Vishay Intertechnology, Inc.	1,564
13	Zebra Technologies Corp., Class A(a)	2,742

		30,150

	Energy Equipment & Services — 0.5%
33	Apergy Corp.(a)	1,073
40	Baker Hughes, a GE Co.	1,016
61	C&J Energy Services, Inc.(a)	667
18	Core Laboratories NV	903
164	Halliburton Co.	3,772
56	National Oilwell Varco, Inc.	1,334
56	Oceaneering International, Inc.(a)	865
50	Oil States International, Inc.(a)	746
254	Schlumberger Ltd.	10,152
38	TechnipFMC PLC	1,047
94	U.S. Silica Holdings, Inc.	1,303

		22,878

	Entertainment — 0.8%
25	Activision Blizzard, Inc.	1,219
44	Cinemark Holdings, Inc.	1,756
10	Electronic Arts, Inc.(a)	925
	Entertainment — continued
52	Netflix, Inc.(a)	$16,795
4	Take-Two Interactive Software, Inc.(a)	490
13	Viacom, Inc., Class B	395
97	Walt Disney Co. (The)	13,872

		35,452

	Food & Staples Retailing — 0.1%
62	Kroger Co. (The)	1,312
173	SpartanNash Co.	2,045
12	Sysco Corp.	823
17	Walgreens Boots Alliance, Inc.	926

		5,106

	Food Products — 0.5%
47	Campbell Soup Co.	1,943
588	Danone S.A., Sponsored ADR	10,125
16	General Mills, Inc.	850
55	Hain Celestial Group, Inc. (The)(a)	1,197
3	Hershey Co. (The)	455
18	Ingredion, Inc.	1,391
10	J.M. Smucker Co. (The)	1,112
14	Kellogg Co.	815
50	Kraft Heinz Co. (The)	1,601
9	Mondelez International, Inc., Class A	482

		19,971

	Gas Utilities — 0.2%
58	New Jersey Resources Corp.	2,892
32	ONE Gas, Inc.	2,918
60	South Jersey Industries, Inc.	2,043

		7,853

	Health Care Equipment & Supplies — 0.6%
13	Alcon, Inc.(a)	764
5	Align Technology, Inc.(a)	1,045
2	Becton Dickinson and Co.	506
10	Boston Scientific Corp.(a)	425
4	Danaher Corp.	562
10	DENTSPLY SIRONA, Inc.	544
2	Edwards Lifesciences Corp.(a)	426
30	Globus Medical, Inc.(a)	1,367
14	Haemonetics Corp.(a)	1,709
1	Intuitive Surgical, Inc.(a)	519
113	Meridian Bioscience, Inc.	1,350
23	Merit Medical Systems, Inc.(a)	908
31	STERIS PLC	4,615
2	Stryker Corp.	420
59	Varian Medical Systems, Inc.(a)	6,925
19	West Pharmaceutical Services, Inc.	2,608

		24,693

	Health Care Providers & Services — 1.0%
31	Acadia Healthcare Co., Inc.(a)	990
10	Amedisys, Inc.(a)	1,379
3	Anthem, Inc.	884
25	BioTelemetry, Inc.(a)	1,174
59	Centene Corp.(a)	3,073
7	Chemed Corp.	2,838
6	Cigna Corp.	1,020
215	CVS Health Corp.	12,012
30	Encompass Health Corp.	1,915
49	HCA Healthcare, Inc.	6,542
22	Henry Schein, Inc.(a)	1,464
4	Humana, Inc.	1,187
10	Laboratory Corp. of America Holdings(a)	1,675
32	MEDNAX, Inc.(a)	786

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
51	Patterson Cos., Inc.	$1,010
16	Quest Diagnostics, Inc.	1,633
14	UnitedHealth Group, Inc.	3,486

		43,068

	Health Care Technology — 0.4%
108	Allscripts Healthcare Solutions, Inc.(a)	1,112
167	Cerner Corp.	11,966
25	Medidata Solutions, Inc.(a)	2,284

		15,362

	Hotels, Restaurants & Leisure — 1.7%
9	Domino’s Pizza, Inc.	2,201
30	Dunkin’ Brands Group, Inc.	2,405
78	Hilton Worldwide Holdings, Inc.	7,531
18	Jack in the Box, Inc.	1,293
19	Marriott Vacations Worldwide Corp.	1,942
4	McDonald’s Corp.	843
350	MGM Resorts International	10,507
28	Six Flags Entertainment Corp.	1,479
208	Starbucks Corp.	19,695
103	Wendy’s Co. (The)	1,874
343	Yum China Holdings, Inc.	15,606
69	Yum! Brands, Inc.	7,764

		73,140

	Household Durables — 0.2%
11	iRobot Corp.(a)	804
82	KB Home	2,154
62	Meritage Homes Corp.(a)	3,894
40	Tupperware Brands Corp.	613

		7,465

	Household Products — 0.7%
130	Colgate-Palmolive Co.	9,326
161	Procter & Gamble Co. (The)	19,005

		28,331

	Independent Power & Renewable Electricity Producers — 0.2%
54	AES Corp. (The)	907
61	Ormat Technologies, Inc.	3,998
143	Pattern Energy Group, Inc.	3,279

		8,184

	Industrial Conglomerates — 0.3%
1,188	General Electric Co.	12,415

	Insurance — 0.9%
10	Aflac, Inc.	526
28	Allstate Corp. (The)	3,007
237	American International Group, Inc.	13,270
9	Brighthouse Financial, Inc.(a)	353
47	Chubb Ltd.	7,183
50	First American Financial Corp.	2,891
19	Hartford Financial Services Group, Inc. (The)	1,095
12	Lincoln National Corp.	784
19	Marsh & McLennan Cos., Inc.	1,877
19	MetLife, Inc.	939
51	Prudential Financial, Inc.	5,167
21	Travelers Cos., Inc. (The)	3,079

		40,171

	Interactive Media & Services — 2.0%
11	Alphabet, Inc., Class A(a)	13,400
27	Alphabet, Inc., Class C(a)	32,850
193	Facebook, Inc., Class A(a)	37,487
7	TripAdvisor, Inc.(a)	309

		84,046

	Internet & Direct Marketing Retail — 2.0%
146	Alibaba Group Holding Ltd., Sponsored ADR(a)	$25,274
19	Amazon.com, Inc.(a)	35,469
8	Booking Holdings, Inc.(a)	15,093
232	eBay, Inc.	9,556

		85,392

	IT Services — 2.2%
73	Automatic Data Processing, Inc.	12,156
9	Cognizant Technology Solutions Corp., Class A	586
126	DXC Technology Co.	7,027
51	Gartner, Inc.(a)	7,106
10	International Business Machines Corp.	1,482
39	Leidos Holdings, Inc.	3,202
46	MasterCard, Inc., Class A	12,524
14	PayPal Holdings, Inc.(a)	1,546
147	Sabre Corp.	3,456
217	Visa, Inc., Class A	38,626
42	Western Union Co. (The)	882
15	WEX, Inc.(a)	3,271

		91,864

	Leisure Products — 0.0%
66	Callaway Golf Co.	1,210

	Life Sciences Tools & Services — 0.1%
1	Illumina, Inc.(a)	299
8	IQVIA Holdings, Inc.(a)	1,273
8	Thermo Fisher Scientific, Inc.	2,222

		3,794

	Machinery — 1.7%
36	AGCO Corp.	2,772
87	Caterpillar, Inc.	11,455
53	Cummins, Inc.	8,692
88	Deere & Co.	14,577
38	Flowserve Corp.	1,901
27	IDEX Corp.	4,542
48	ITT, Inc.	2,996
58	Kennametal, Inc.	2,006
38	Oshkosh Corp.	3,176
81	Parker Hannifin Corp.	14,182
11	Proto Labs, Inc.(a)	1,145
48	Terex Corp.	1,462
42	Toro Co. (The)	3,058
8	Xylem, Inc.	642

		72,606

	Media — 0.8%
2	Cable One, Inc.	2,434
21	CBS Corp., Class B	1,082
33	Charter Communications, Inc., Class A(a)	12,717
293	Comcast Corp., Class A	12,649
31	Discovery, Inc., Series C(a)	875
17	Interpublic Group of Cos., Inc. (The)	390
49	New York Times Co. (The), Class A	1,748
88	News Corp., Class A	1,158
23	Omnicom Group, Inc.	1,845

		34,898

	Metals & Mining — 0.3%
87	Commercial Metals Co.	1,523
94	Newmont Goldcorp Corp.	3,433
11	Nucor Corp.	598
37	Reliance Steel & Aluminum Co.	3,698
24	Royal Gold, Inc.	2,747

		11,999

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Multi-Utilities — 0.2%
51	Consolidated Edison, Inc.	$4,333
9	DTE Energy Co.	1,144
13	Sempra Energy	1,761

		7,238

	Multiline Retail — 0.0%
10	Macy’s, Inc.	227
12	Target Corp.	1,037

		1,264

	Oil, Gas & Consumable Fuels — 0.9%
300	Apache Corp.	7,326
1,687	Chesapeake Energy Corp.(a)	3,054
57	Concho Resources, Inc.	5,568
593	Denbury Resources, Inc.(a)	670
51	Diamondback Energy, Inc.	5,275
57	EOG Resources, Inc.	4,893
85	EQT Corp.	1,284
70	Green Plains, Inc.	706
42	Hess Corp.	2,723
95	Noble Energy, Inc.	2,098
34	ONEOK, Inc.	2,383
25	Valero Energy Corp.	2,131
46	World Fuel Services Corp.	1,796

		39,907

	Paper & Forest Products — 0.1%
34	Domtar Corp.	1,443
64	Louisiana-Pacific Corp.	1,673

		3,116

	Personal Products — 0.0%
4	Estee Lauder Cos., Inc. (The), Class A	737

	Pharmaceuticals — 0.8%
3	Allergan PLC	482
19	Bristol-Myers Squibb Co.	844
44	Catalent, Inc.(a)	2,486
16	Eli Lilly & Co.	1,743
75	Merck & Co., Inc.	6,224
67	Novartis AG, Sponsored ADR	6,136
233	Novo Nordisk AS, Sponsored ADR	11,165
13	Perrigo Co. PLC	702
86	Pfizer, Inc.	3,340

		33,122

	Professional Services — 0.2%
36	Exponent, Inc.	2,477
13	Insperity, Inc.	1,383
37	Korn Ferry	1,453
22	ManpowerGroup, Inc.	2,010
22	Nielsen Holdings PLC	509

		7,832

	Real Estate Management & Development — 0.1%
16	CBRE Group, Inc., Class A(a)	848
20	Jones Lang LaSalle, Inc.	2,914

		3,762

	REITs – Apartments — 0.3%
70	American Campus Communities, Inc.	3,273
3	AvalonBay Communities, Inc.	626
47	Camden Property Trust	4,875
9	Equity Residential	710
5	Essex Property Trust, Inc.	1,511
4	Mid-America Apartment Communities, Inc.	471

		11,466

	REITs – Diversified — 0.1%
6	Crown Castle International Corp.	$800
9	Digital Realty Trust, Inc.	1,029
2	Equinix, Inc.	1,004
59	Weyerhaeuser Co.	1,499

		4,332

	REITs – Health Care — 0.1%
22	Ventas, Inc.	1,480
46	Welltower, Inc.	3,824

		5,304

	REITs – Hotels — 0.0%
81	Host Hotels & Resorts, Inc.	1,409

	REITs – Office Property — 0.4%
9	Boston Properties, Inc.	1,196
105	Corporate Office Properties Trust	2,932
119	Douglas Emmett, Inc.	4,858
152	Easterly Government Properties, Inc.	2,868
53	Kilroy Realty Corp.	4,211

		16,065

	REITs – Regional Malls — 0.0%
6	Macerich Co. (The)	198
9	Simon Property Group, Inc.	1,460

		1,658

	REITs – Storage — 0.0%
27	Iron Mountain, Inc.	794
2	Public Storage	486

		1,280

	REITs – Warehouse/Industrials — 0.1%
34	CyrusOne, Inc.	1,952
87	Liberty Property Trust	4,550

		6,502

	Road & Rail — 0.4%
29	Genesee & Wyoming, Inc., Class A(a)	3,184
19	Kansas City Southern	2,351
27	Norfolk Southern Corp.	5,160
29	Ryder System, Inc.	1,545
21	Union Pacific Corp.	3,779

		16,019

	Semiconductors & Semiconductor Equipment — 1.7%
14	Advanced Micro Devices, Inc.(a)	426
59	Applied Materials, Inc.	2,913
38	Brooks Automation, Inc.	1,474
21	Cabot Microelectronics Corp.	2,555
40	Cirrus Logic, Inc.(a)	1,962
28	Cree, Inc.(a)	1,741
71	First Solar, Inc.(a)	4,579
238	Intel Corp.	12,031
6	Lam Research Corp.	1,252
7	Microchip Technology, Inc.	661
87	NVIDIA Corp.	14,679
188	QUALCOMM, Inc.	13,754
31	Silicon Laboratories, Inc.(a)	3,478
78	Texas Instruments, Inc.	9,751

		71,256

	Software — 1.9%
7	Adobe, Inc.(a)	2,092
133	Autodesk, Inc.(a)	20,771
24	Blackbaud, Inc.	2,184
31	Bottomline Technologies, Inc.(a)	1,305
11	Fair Isaac Corp.(a)	3,822

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Software — continued
17	LogMeIn, Inc.	$1,291
124	Microsoft Corp.	16,897
457	Oracle Corp.	25,729
27	PTC, Inc.(a)	1,830
21	Qualys, Inc.(a)	1,818
2	salesforce.com, inc.(a)	309
27	Symantec Corp.	582

		78,630

	Specialty Retail — 0.5%
24	Aaron’s, Inc.	1,513
71	American Eagle Outfitters, Inc.	1,256
26	Asbury Automotive Group, Inc.(a)	2,394
8	Best Buy Co., Inc.	612
12	Five Below, Inc.(a)	1,409
30	Home Depot, Inc. (The)	6,411
17	Lithia Motors, Inc., Class A	2,242
17	Lowe’s Cos., Inc.	1,724
19	Monro, Inc.	1,600
10	Tiffany & Co.	939
26	Williams-Sonoma, Inc.	1,734

		21,834

	Technology Hardware, Storage & Peripherals — 1.2%
187	Apple, Inc.	39,839
201	Hewlett Packard Enterprise Co.	2,888
134	HP, Inc.	2,819
63	NCR Corp.(a)	2,130
14	NetApp, Inc.	819
19	Seagate Technology PLC	880
8	Western Digital Corp.	431
34	Xerox Corp.	1,092

		50,898

	Textiles, Apparel & Luxury Goods — 0.5%
15	Deckers Outdoor Corp.(a)	2,344
16	Hanesbrands, Inc.	257
20	NIKE, Inc., Class B	1,721
4	PVH Corp.	356
630	Under Armour, Inc., Class A(a)	14,534
58	Wolverine World Wide, Inc.	1,575

		20,787

	Thrifts & Mortgage Finance — 0.1%
220	New York Community Bancorp, Inc.	2,537

	Trading Companies & Distributors — 0.2%
70	Fastenal Co.	2,156
20	GATX Corp.	1,537
11	United Rentals, Inc.(a)	1,392
8	W.W. Grainger, Inc.	2,328

		7,413

	Water Utilities — 0.2%
46	American Water Works Co., Inc.	5,280
62	Aqua America, Inc.	2,601

		7,881

	Total Common Stocks (Identified Cost $1,697,767)	1,741,736

Principal Amount	Description	Value (†)
Bonds and Notes — 15.6%
	Agency Commercial Mortgage-Backed Securities — 0.2%
$6,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.185%, 12/25/2020(b)	$6,133

	Automotive — 0.3%
6,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	6,145
6,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	6,055

		12,200

	Banking — 2.4%
6,000	American Express Co., 3.700%, 8/03/2023	6,266
6,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	6,088
6,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	5,961
6,000	Bank of New York Mellon Corp. (The), Series 10YR, MTN, 3.650%, 2/04/2024	6,325
6,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	6,191
6,000	Capital One Financial Corp., 3.300%, 10/30/2024	6,212
6,000	Citigroup, Inc., 4.600%, 3/09/2026	6,482
3,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	2,986
6,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	6,267
6,000	HSBC Holdings PLC, 5.100%, 4/05/2021	6,262
6,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	6,158
6,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	6,338
6,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	5,994
6,000	Santander UK PLC, 2.375%, 3/16/2020	5,996
6,000	SunTrust Bank, 2.250%, 1/31/2020	5,993
6,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	6,110
6,000	Westpac Banking Corp., 2.750%, 1/11/2023	6,072

		101,701

	Cable Satellite — 0.2%
6,000	Comcast Corp., 3.000%, 2/01/2024	6,158

	Construction Machinery — 0.1%
6,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	6,060

	Consumer Cyclical Services — 0.2%
6,000	eBay, Inc., 3.800%, 3/09/2022	6,191

	Electric — 0.3%
6,000	Duke Energy Corp., 3.750%, 4/15/2024	6,304
5,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	5,179

		11,483

	Financial Other — 0.1%
6,000	ORIX Corp., 2.900%, 7/18/2022	6,097

	Food & Beverage — 0.2%
6,000	General Mills, Inc., 4.000%, 4/17/2025	6,368

	Government Owned – No Guarantee — 0.5%
14,000	Federal National Mortgage Association, 6.625%, 11/15/2030	19,945

	Health Insurance — 0.3%
6,000	Anthem, Inc., 4.101%, 3/01/2028	6,382
5,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	6,496

		12,878

	Healthcare — 0.5%
6,000	CVS Health Corp., 3.875%, 7/20/2025	6,262
6,000	Express Scripts Holding Co., 4.500%, 2/25/2026	6,489
6,000	McKesson Corp., 3.950%, 2/16/2028	6,227

		18,978

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2025 Fund – (continued)

Principal Amount	Description	Value (†)
	Independent Energy — 0.1%
$6,000	EQT Corp., 3.000%, 10/01/2022	$5,836

	Integrated Energy — 0.4%
6,000	BP Capital Markets PLC, 3.814%, 2/10/2024	6,339
6,000	Chevron Corp., 1.961%, 3/03/2020	5,994
4,000	Shell International Finance BV, 6.375%, 12/15/2038	5,725

		18,058

	Life Insurance — 0.1%
5,000	American International Group, Inc., 3.900%, 4/01/2026	5,275

	Media Entertainment — 0.1%
4,000	Viacom, Inc., 6.875%, 4/30/2036	5,068

	Midstream — 0.5%
7,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	7,284
6,000	Enterprise Products Operating LLC, 2.550%, 10/15/2019	5,999
6,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	6,327

		19,610

	Mortgage Related — 3.4%
54,739	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	55,480
55,898	FNMA, 3.500%, 6/01/2049	57,298
18,142	FNMA, 4.000%, 2/01/2049	18,774
11,684	FNMA, 4.500%, 5/01/2049	12,255

		143,807

	Oil Field Services — 0.1%
6,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	6,048

	Pharmaceuticals — 0.3%
6,000	AbbVie, Inc., 3.600%, 5/14/2025	6,188
6,000	Amgen, Inc., 2.650%, 5/11/2022	6,035

		12,223

	Railroads — 0.1%
6,000	CSX Corp., 2.600%, 11/01/2026	5,992

	REITs – Office Property — 0.1%
4,000	Boston Properties LP, 2.750%, 10/01/2026	3,976

	Restaurants — 0.2%
6,000	Starbucks Corp., 3.800%, 8/15/2025	6,376

	Technology — 0.7%
6,000	Apple, Inc., 2.500%, 2/09/2025	6,050
6,000	International Business Machines Corp., 4.000%, 6/20/2042	6,321
6,000	Oracle Corp., 2.950%, 5/15/2025	6,156
6,000	QUALCOMM, Inc., 3.450%, 5/20/2025	6,249
6,000	VMware, Inc., 2.950%, 8/21/2022	6,045

		30,821

	Treasuries — 3.8%
6,000	U.S. Treasury Bond, 2.500%, 5/15/2046	5,965
13,000	U.S. Treasury Bond, 2.875%, 11/15/2046	13,902
21,000	U.S. Treasury Bond, 3.000%, 5/15/2045	22,947
6,000	U.S. Treasury Bond, 3.000%, 2/15/2048	6,569
6,000	U.S. Treasury Bond, 3.000%, 2/15/2049	6,585
4,000	U.S. Treasury Bond, 4.250%, 11/15/2040	5,242
4,000	U.S. Treasury Bond, 4.375%, 5/15/2041	5,336
13,000	U.S. Treasury Bond, 5.250%, 2/15/2029	16,646
13,000	U.S. Treasury Note, 1.125%, 4/30/2020	12,904
14,000	U.S. Treasury Note, 1.125%, 9/30/2021	13,775
12,000	U.S. Treasury Note, 1.625%, 8/31/2022	11,916
5,000	U.S. Treasury Note, 1.750%, 5/15/2023	4,980
4,000	U.S. Treasury Note, 2.000%, 11/15/2026	4,015
9,000	U.S. Treasury Note, 2.125%, 12/31/2022	9,083
	Treasuries — continued
$2,000	U.S. Treasury Note, 2.250%, 11/15/2025	$2,040
7,000	U.S. Treasury Note, 2.250%, 11/15/2027	7,142
6,000	U.S. Treasury Note, 2.625%, 2/15/2029	6,313
6,000	U.S. Treasury Note, 2.875%, 9/30/2023	6,243

		161,603

	Wireless — 0.1%
5,000	Vodafone Group PLC, 6.150%, 2/27/2037	6,130

	Wirelines — 0.3%
6,000	AT&T, Inc., 3.400%, 5/15/2025	6,172
6,000	AT&T, Inc., 3.875%, 1/15/2026	6,315

		12,487

	Total Bonds and Notes (Identified Cost $643,877)	657,502

Shares
Exchange-Traded Funds — 10.4%
4,646	iShares® ESG MSCI EAFE ETF	293,302
4,273	iShares® ESG MSCI Emerging Markets ETF	142,419

	Total Exchange-Traded Funds (Identified Cost $424,407)	435,721

Affiliated Mutual Funds — 31.8%
21,235	Loomis Sayles Inflation Protected Securities Fund, Class N	224,031
27,483	Loomis Sayles Limited Term Government and Agency Fund, Class N	311,383
34,405	Mirova Global Green Bond Fund, Class N	363,318
39,161	Mirova International Sustainable Equity Fund, Class N	438,990

	Total Affiliated Mutual Funds (Identified Cost $1,313,742)	1,337,722

	Total Investments — 99.2% (Identified Cost $4,079,793)	4,172,681
	Other assets less liabilities — 0.8%	34,800

	Net Assets — 100.0%	$4,207,481

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of July 31, 2019 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2025 Fund – (continued)

Asset Allocation Summary at July 31, 2019 (Unaudited)

Equity	62.2%
Fixed Income	37.0

Total Investments	99.2
Other assets less liabilities	0.8

Net Assets	100.0%

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2030 Fund

Shares	Description	Value (†)
Common Stocks — 48.0% of Net Assets
	Aerospace & Defense — 0.3%
15	Axon Enterprise, Inc.(a)	$1,053
24	Moog, Inc., Class A	1,955
5	Raytheon Co.	912
11	Teledyne Technologies, Inc.(a)	3,204
33	United Technologies Corp.	4,409

		11,533

	Air Freight & Logistics — 0.7%
222	Expeditors International of Washington, Inc.	16,950
30	FedEx Corp.	5,116
35	United Parcel Service, Inc., Class B	4,181

		26,247

	Airlines — 0.2%
221	American Airlines Group, Inc.	6,743

	Auto Components — 0.3%
100	American Axle & Manufacturing Holdings, Inc.(a)	1,207
68	Aptiv PLC	5,960
14	BorgWarner, Inc.	529
100	Delphi Technologies PLC	1,874
19	Visteon Corp.(a)	1,252

		10,822

	Automobiles — 0.6%
723	Fiat Chrysler Automobiles NV	9,536
252	General Motors Co.	10,166

		19,702

	Banks — 3.3%
57	Ameris Bancorp	2,267
117	BancorpSouth Bank	3,497
574	Bank of America Corp.	17,610
103	BB&T Corp.	5,308
259	Citigroup, Inc.	18,430
116	Citizens Financial Group, Inc.	4,322
89	Columbia Banking System, Inc.	3,356
14	Comerica, Inc.	1,025
206	CVB Financial Corp.	4,534
205	Fulton Financial Corp.	3,485
81	Huntington Bancshares, Inc.	1,154
94	International Bancshares Corp.	3,537
175	KeyCorp	3,215
18	M&T Bank Corp.	2,956
316	People’s United Financial, Inc.	5,189
64	PNC Financial Services Group, Inc. (The)	9,146
116	Regions Financial Corp.	1,848
146	Trustmark Corp.	5,189
215	Wells Fargo & Co.	10,408
56	Westamerica Bancorporation	3,590
43	Wintrust Financial Corp.	3,076
39	Zions Bancorp N.A.	1,758

		114,900

	Beverages — 1.5%
30	Brown-Forman Corp., Class B	1,644
295	Coca-Cola Co. (The)	15,526
44	Constellation Brands, Inc., Class A	8,660
339	Monster Beverage Corp.(a)	21,856
37	PepsiCo, Inc.	4,729

		52,415

	Biotechnology — 1.5%
17	AbbVie, Inc.	1,133
50	Amgen, Inc.	9,329
5	Biogen, Inc.(a)	1,189
	Biotechnology — continued
89	BioMarin Pharmaceutical, Inc.(a)	$7,059
17	Celgene Corp.(a)	1,562
42	Gilead Sciences, Inc.	2,752
14	Ligand Pharmaceuticals, Inc.(a)	1,281
50	Medicines Co. (The)(a)	1,792
73	Regeneron Pharmaceuticals, Inc.(a)	22,247
25	Repligen Corp.(a)	2,360
2	Vertex Pharmaceuticals, Inc.(a)	333

		51,037

	Building Products — 0.3%
182	Johnson Controls International PLC	7,724
15	Lennox International, Inc.	3,847

		11,571

	Capital Markets — 3.4%
2	Affiliated Managers Group, Inc.	172
9	Ameriprise Financial, Inc.	1,310
311	Bank of New York Mellon Corp. (The)	14,592
9	BlackRock, Inc.	4,209
299	Charles Schwab Corp. (The)	12,923
15	CME Group, Inc.	2,916
40	FactSet Research Systems, Inc.	11,092
62	Franklin Resources, Inc.	2,023
33	Goldman Sachs Group, Inc. (The)	7,264
8	Intercontinental Exchange, Inc.	703
47	Invesco Ltd.	902
79	Janus Henderson Group PLC	1,586
79	Legg Mason, Inc.	2,975
53	Moody’s Corp.	11,360
50	MSCI, Inc.	11,362
37	Northern Trust Corp.	3,626
30	S&P Global, Inc.	7,348
191	SEI Investments Co.	11,382
225	State Street Corp.	13,070

		120,815

	Chemicals — 0.6%
19	Ecolab, Inc.	3,833
39	HB Fuller Co.	1,865
28	Innospec, Inc.	2,615
4	International Flavors & Fragrances, Inc.	576
40	Linde PLC	7,651
33	Minerals Technologies, Inc.	1,757
21	Stepan Co.	2,082

		20,379

	Commercial Services & Supplies — 0.2%
35	Healthcare Services Group, Inc.	837
20	MSA Safety, Inc.	2,107
34	Tetra Tech, Inc.	2,693
15	Waste Management, Inc.	1,755

		7,392

	Communications Equipment — 0.7%
48	Ciena Corp.(a)	2,170
307	Cisco Systems, Inc.	17,008
25	InterDigital, Inc.	1,611
29	Lumentum Holdings, Inc.(a)	1,642
6	Motorola Solutions, Inc.	996

		23,427

	Construction & Engineering — 0.1%
95	AECOM(a)	3,415

	Consumer Finance — 0.8%
81	American Express Co.	10,074

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Consumer Finance — continued
179	Capital One Financial Corp.	$16,543
36	Navient Corp.	510

		27,127

	Containers & Packaging — 0.2%
48	Ball Corp.	3,431
9	Crown Holdings, Inc.(a)	576
36	International Paper Co.	1,581
80	Owens-Illinois, Inc.	1,357

		6,945

	Distributors — 0.2%
28	Genuine Parts Co.	2,720
14	POOL CORP.	2,651

		5,371

	Diversified Consumer Services — 0.1%
69	Service Corp. International	3,184

	Diversified Telecommunication Services — 0.1%
59	AT&T, Inc.	2,009
36	Verizon Communications, Inc.	1,990

		3,999

	Electric Utilities — 0.4%
96	American Electric Power Co., Inc.	8,430
13	Edison International	969
15	Eversource Energy	1,138
27	IDACORP, Inc.	2,755

		13,292

	Electrical Equipment — 0.2%
11	Acuity Brands, Inc.	1,476
29	Eaton Corp. PLC	2,384
21	Hubbell, Inc.	2,727

		6,587

	Electronic Equipment, Instruments & Components — 0.8%
51	Avnet, Inc.	2,316
23	Belden, Inc.	1,046
52	Cognex Corp.	2,288
12	Coherent, Inc.(a)	1,666
10	Littelfuse, Inc.	1,690
9	Rogers Corp.(a)	1,428
127	TE Connectivity Ltd.	11,735
71	Trimble, Inc.(a)	3,000
94	Vishay Intertechnology, Inc.	1,598
13	Zebra Technologies Corp., Class A(a)	2,742

		29,509

	Energy Equipment & Services — 0.6%
34	Apergy Corp.(a)	1,106
30	Baker Hughes, a GE Co.	762
63	C&J Energy Services, Inc.(a)	689
18	Core Laboratories NV	903
155	Halliburton Co.	3,565
62	National Oilwell Varco, Inc.	1,477
57	Oceaneering International, Inc.(a)	880
51	Oil States International, Inc.(a)	761
258	Schlumberger Ltd.	10,312
42	TechnipFMC PLC	1,157
80	U.S. Silica Holdings, Inc.	1,109

		22,721

	Entertainment — 1.0%
27	Activision Blizzard, Inc.	1,316
48	Cinemark Holdings, Inc.	1,916
14	Electronic Arts, Inc.(a)	1,295
	Entertainment — continued
48	Netflix, Inc.(a)	$15,504
3	Take-Two Interactive Software, Inc.(a)	368
10	Viacom, Inc., Class B	303
98	Walt Disney Co. (The)	14,015

		34,717

	Food & Staples Retailing — 0.1%
73	Kroger Co. (The)	1,545
113	SpartanNash Co.	1,336
9	Sysco Corp.	617
13	Walgreens Boots Alliance, Inc.	708

		4,206

	Food Products — 0.6%
52	Campbell Soup Co.	2,150
569	Danone S.A., Sponsored ADR	9,798
24	General Mills, Inc.	1,275
57	Hain Celestial Group, Inc. (The)(a)	1,241
4	Hershey Co. (The)	607
20	Ingredion, Inc.	1,546
11	J.M. Smucker Co. (The)	1,223
11	Kellogg Co.	640
56	Kraft Heinz Co. (The)	1,792
6	Mondelez International, Inc., Class A	321

		20,593

	Gas Utilities — 0.2%
56	New Jersey Resources Corp.	2,793
35	ONE Gas, Inc.	3,191
60	South Jersey Industries, Inc.	2,043

		8,027

	Health Care Equipment & Supplies — 0.7%
11	Alcon, Inc.(a)	646
4	Align Technology, Inc.(a)	836
1	Becton Dickinson and Co.	253
8	Boston Scientific Corp.(a)	340
3	Danaher Corp.	421
15	DENTSPLY SIRONA, Inc.	817
1	Edwards Lifesciences Corp.(a)	213
31	Globus Medical, Inc.(a)	1,413
16	Haemonetics Corp.(a)	1,953
1	Intuitive Surgical, Inc.(a)	519
98	Meridian Bioscience, Inc.	1,171
23	Merit Medical Systems, Inc.(a)	908
30	STERIS PLC	4,466
1	Stryker Corp.	210
54	Varian Medical Systems, Inc.(a)	6,338
22	West Pharmaceutical Services, Inc.	3,020

		23,524

	Health Care Providers & Services — 1.1%
32	Acadia Healthcare Co., Inc.(a)	1,022
9	Amedisys, Inc.(a)	1,241
3	Anthem, Inc.	884
21	BioTelemetry, Inc.(a)	986
65	Centene Corp.(a)	3,386
6	Chemed Corp.	2,432
5	Cigna Corp.	850
199	CVS Health Corp.	11,118
28	Encompass Health Corp.	1,788
46	HCA Healthcare, Inc.	6,141
18	Henry Schein, Inc.(a)	1,198
3	Humana, Inc.	890
10	Laboratory Corp. of America Holdings(a)	1,675
33	MEDNAX, Inc.(a)	811

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
52	Patterson Cos., Inc.	$1,030
17	Quest Diagnostics, Inc.	1,735
12	UnitedHealth Group, Inc.	2,988

		40,175

	Health Care Technology — 0.4%
111	Allscripts Healthcare Solutions, Inc.(a)	1,143
159	Cerner Corp.	11,393
27	Medidata Solutions, Inc.(a)	2,467

		15,003

	Hotels, Restaurants & Leisure — 2.0%
5	Domino’s Pizza, Inc.	1,223
32	Dunkin’ Brands Group, Inc.	2,565
74	Hilton Worldwide Holdings, Inc.	7,145
18	Jack in the Box, Inc.	1,293
17	Marriott Vacations Worldwide Corp.	1,738
3	McDonald’s Corp.	632
324	MGM Resorts International	9,726
29	Six Flags Entertainment Corp.	1,532
199	Starbucks Corp.	18,843
103	Wendy’s Co. (The)	1,874
327	Yum China Holdings, Inc.	14,878
65	Yum! Brands, Inc.	7,314

		68,763

	Household Durables — 0.2%
10	iRobot Corp.(a)	731
82	KB Home	2,154
64	Meritage Homes Corp.(a)	4,020
41	Tupperware Brands Corp.	628

		7,533

	Household Products — 0.8%
129	Colgate-Palmolive Co.	9,254
163	Procter & Gamble Co. (The)	19,241

		28,495

	Independent Power & Renewable Electricity Producers — 0.2%
60	AES Corp. (The)	1,007
50	Ormat Technologies, Inc.	3,278
117	Pattern Energy Group, Inc.	2,683

		6,968

	Industrial Conglomerates — 0.3%
1,142	General Electric Co.	11,934

	Insurance — 1.2%
8	Aflac, Inc.	421
31	Allstate Corp. (The)	3,329
225	American International Group, Inc.	12,598
6	Brighthouse Financial, Inc.(a)	235
52	Chubb Ltd.	7,948
54	First American Financial Corp.	3,122
15	Hartford Financial Services Group, Inc. (The)	865
9	Lincoln National Corp.	588
21	Marsh & McLennan Cos., Inc.	2,075
15	MetLife, Inc.	741
54	Prudential Financial, Inc.	5,471
23	Travelers Cos., Inc. (The)	3,372

		40,765

	Interactive Media & Services — 2.3%
10	Alphabet, Inc., Class A(a)	12,182
25	Alphabet, Inc., Class C(a)	30,417
189	Facebook, Inc., Class A(a)	36,709
7	TripAdvisor, Inc.(a)	309

		79,617

	Internet & Direct Marketing Retail — 2.3%
139	Alibaba Group Holding Ltd., Sponsored ADR(a)	$24,062
18	Amazon.com, Inc.(a)	33,602
8	Booking Holdings, Inc.(a)	15,093
217	eBay, Inc.	8,938

		81,695

	IT Services — 2.5%
70	Automatic Data Processing, Inc.	11,656
7	Cognizant Technology Solutions Corp., Class A	456
121	DXC Technology Co.	6,748
48	Gartner, Inc.(a)	6,688
8	International Business Machines Corp.	1,186
38	Leidos Holdings, Inc.	3,120
43	MasterCard, Inc., Class A	11,708
11	PayPal Holdings, Inc.(a)	1,214
149	Sabre Corp.	3,503
206	Visa, Inc., Class A	36,668
65	Western Union Co. (The)	1,365
14	WEX, Inc.(a)	3,053

		87,365

	Leisure Products — 0.0%
68	Callaway Golf Co.	1,247

	Life Sciences Tools & Services — 0.1%
1	Illumina, Inc.(a)	300
8	IQVIA Holdings, Inc.(a)	1,273
6	Thermo Fisher Scientific, Inc.	1,666

		3,239

	Machinery — 2.0%
39	AGCO Corp.	3,003
88	Caterpillar, Inc.	11,587
53	Cummins, Inc.	8,692
85	Deere & Co.	14,080
42	Flowserve Corp.	2,101
26	IDEX Corp.	4,374
47	ITT, Inc.	2,934
58	Kennametal, Inc.	2,006
37	Oshkosh Corp.	3,092
77	Parker Hannifin Corp.	13,481
11	Proto Labs, Inc.(a)	1,145
49	Terex Corp.	1,492
41	Toro Co. (The)	2,985
6	Xylem, Inc.	482

		71,454

	Media — 1.0%
2	Cable One, Inc.	2,433
17	CBS Corp., Class B	876
32	Charter Communications, Inc., Class A(a)	12,332
281	Comcast Corp., Class A	12,131
32	Discovery, Inc., Series C(a)	904
14	Interpublic Group of Cos., Inc. (The)	321
53	New York Times Co. (The), Class A	1,891
84	News Corp., Class A	1,105
22	Omnicom Group, Inc.	1,765

		33,758

	Metals & Mining — 0.4%
89	Commercial Metals Co.	1,558
98	Newmont Goldcorp Corp.	3,579
16	Nucor Corp.	870
36	Reliance Steel & Aluminum Co.	3,598
26	Royal Gold, Inc.	2,976

		12,581

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Multi-Utilities — 0.2%
61	Consolidated Edison, Inc.	$5,183
9	DTE Energy Co.	1,144
14	Sempra Energy	1,896

		8,223

	Multiline Retail — 0.0%
11	Macy’s, Inc.	250
13	Target Corp.	1,123

		1,373

	Oil, Gas & Consumable Fuels — 1.1%
284	Apache Corp.	6,935
1,600	Chesapeake Energy Corp.(a)	2,896
54	Concho Resources, Inc.	5,275
483	Denbury Resources, Inc.(a)	546
49	Diamondback Energy, Inc.	5,068
54	EOG Resources, Inc.	4,636
87	EQT Corp.	1,315
72	Green Plains, Inc.	726
47	Hess Corp.	3,048
106	Noble Energy, Inc.	2,340
38	ONEOK, Inc.	2,663
28	Valero Energy Corp.	2,387
47	World Fuel Services Corp.	1,835

		39,670

	Paper & Forest Products — 0.1%
37	Domtar Corp.	1,571
65	Louisiana-Pacific Corp.	1,699

		3,270

	Personal Products — 0.0%
3	Estee Lauder Cos., Inc. (The), Class A	553

	Pharmaceuticals — 0.9%
1	Allergan PLC	160
15	Bristol-Myers Squibb Co.	666
48	Catalent, Inc.(a)	2,712
12	Eli Lilly & Co.	1,307
65	Merck & Co., Inc.	5,394
63	Novartis AG, Sponsored ADR	5,770
225	Novo Nordisk AS, Sponsored ADR	10,782
26	Perrigo Co. PLC	1,404
71	Pfizer, Inc.	2,758

		30,953

	Professional Services — 0.2%
36	Exponent, Inc.	2,477
16	Insperity, Inc.	1,702
37	Korn Ferry	1,453
24	ManpowerGroup, Inc.	2,192
32	Nielsen Holdings PLC	741

		8,565

	Real Estate Management & Development — 0.1%
12	CBRE Group, Inc., Class A(a)	636
21	Jones Lang LaSalle, Inc.	3,060

		3,696

	REITs – Apartments — 0.3%
69	American Campus Communities, Inc.	3,226
3	AvalonBay Communities, Inc.	626
46	Camden Property Trust	4,771
7	Equity Residential	552
4	Essex Property Trust, Inc.	1,209
3	Mid-America Apartment Communities, Inc.	353

		10,737

	REITs – Diversified — 0.1%
5	Crown Castle International Corp.	$666
9	Digital Realty Trust, Inc.	1,029
1	Equinix, Inc.	502
60	Weyerhaeuser Co.	1,525

		3,722

	REITs – Health Care — 0.1%
25	Ventas, Inc.	1,682
36	Welltower, Inc.	2,993

		4,675

	REITs – Hotels — 0.0%
88	Host Hotels & Resorts, Inc.	1,530

	REITs – Office Property — 0.5%
10	Boston Properties, Inc.	1,329
104	Corporate Office Properties Trust	2,904
118	Douglas Emmett, Inc.	4,817
173	Easterly Government Properties, Inc.	3,264
52	Kilroy Realty Corp.	4,132

		16,446

	REITs – Regional Malls — 0.0%
6	Macerich Co. (The)	198
9	Simon Property Group, Inc.	1,460

		1,658

	REITs – Storage — 0.0%
25	Iron Mountain, Inc.	735
2	Public Storage	486

		1,221

	REITs – Warehouse/Industrials — 0.2%
35	CyrusOne, Inc.	2,009
85	Liberty Property Trust	4,445

		6,454

	Road & Rail — 0.5%
33	Genesee & Wyoming, Inc., Class A(a)	3,624
19	Kansas City Southern	2,351
26	Norfolk Southern Corp.	4,969
32	Ryder System, Inc.	1,704
18	Union Pacific Corp.	3,239

		15,887

	Semiconductors & Semiconductor Equipment — 1.9%
14	Advanced Micro Devices, Inc.(a)	426
57	Applied Materials, Inc.	2,814
38	Brooks Automation, Inc.	1,474
24	Cabot Microelectronics Corp.	2,920
41	Cirrus Logic, Inc.(a)	2,011
29	Cree, Inc.(a)	1,803
63	First Solar, Inc.(a)	4,063
217	Intel Corp.	10,969
6	Lam Research Corp.	1,252
7	Microchip Technology, Inc.	661
84	NVIDIA Corp.	14,173
178	QUALCOMM, Inc.	13,022
30	Silicon Laboratories, Inc.(a)	3,366
73	Texas Instruments, Inc.	9,126

		68,080

	Software — 2.1%
6	Adobe, Inc.(a)	1,793
126	Autodesk, Inc.(a)	19,677
24	Blackbaud, Inc.	2,184
32	Bottomline Technologies, Inc.(a)	1,347
10	Fair Isaac Corp.(a)	3,474

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Software — continued
19	LogMeIn, Inc.	$1,444
112	Microsoft Corp.	15,262
429	Oracle Corp.	24,153
29	PTC, Inc.(a)	1,966
19	Qualys, Inc.(a)	1,645
2	salesforce.com, inc.(a)	309
29	Symantec Corp.	625

		73,879

	Specialty Retail — 0.6%
25	Aaron’s, Inc.	1,576
72	American Eagle Outfitters, Inc.	1,274
24	Asbury Automotive Group, Inc.(a)	2,210
13	Best Buy Co., Inc.	995
12	Five Below, Inc.(a)	1,410
28	Home Depot, Inc. (The)	5,983
20	Lithia Motors, Inc., Class A	2,638
16	Lowe’s Cos., Inc.	1,622
21	Monro, Inc.	1,769
10	Tiffany & Co.	939
27	Williams-Sonoma, Inc.	1,800

		22,216

	Technology Hardware, Storage & Peripherals — 1.5%
193	Apple, Inc.	41,117
191	Hewlett Packard Enterprise Co.	2,745
138	HP, Inc.	2,904
63	NCR Corp.(a)	2,130
11	NetApp, Inc.	643
20	Seagate Technology PLC	926
6	Western Digital Corp.	323
45	Xerox Corp.	1,444

		52,232

	Textiles, Apparel & Luxury Goods — 0.6%
15	Deckers Outdoor Corp.(a)	2,344
16	Hanesbrands, Inc.	257
16	NIKE, Inc., Class B	1,377
4	PVH Corp.	356
605	Under Armour, Inc., Class A(a)	13,957
58	Wolverine World Wide, Inc.	1,575

		19,866

	Thrifts & Mortgage Finance — 0.1%
220	New York Community Bancorp, Inc.	2,537

	Trading Companies & Distributors — 0.2%
54	Fastenal Co.	1,663
18	GATX Corp.	1,383
12	United Rentals, Inc.(a)	1,519
6	W.W. Grainger, Inc.	1,746

		6,311

	Water Utilities — 0.2%
43	American Water Works Co., Inc.	4,936
71	Aqua America, Inc.	2,978

		7,914

	Total Common Stocks (Identified Cost $1,647,826)	1,692,460

Principal Amount	Description	Value (†)
Bonds and Notes — 12.1%
	Agency Commercial Mortgage-Backed Securities — 0.1%
$4,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.185%, 12/25/2020(b)	$4,088

	Automotive — 0.2%
4,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	4,096
4,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	4,037

		8,133

	Banking — 1.9%
4,000	American Express Co., 3.700%, 8/03/2023	4,177
4,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	4,059
4,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	3,974
4,000	Bank of New York Mellon Corp. (The), Series 10YR, MTN, 3.650%, 2/04/2024	4,216
4,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	4,127
4,000	Capital One Financial Corp., 3.300%, 10/30/2024	4,142
4,000	Citigroup, Inc., 4.600%, 3/09/2026	4,321
2,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	1,991
4,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	4,178
4,000	HSBC Holdings PLC, 5.100%, 4/05/2021	4,175
4,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	4,106
4,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	4,225
4,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	3,996
4,000	Santander UK PLC, 2.375%, 3/16/2020	3,997
4,000	SunTrust Bank, 2.250%, 1/31/2020	3,995
4,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	4,073
4,000	Westpac Banking Corp., 2.750%, 1/11/2023	4,048

		67,800

	Cable Satellite — 0.1%
4,000	Comcast Corp., 3.000%, 2/01/2024	4,105

	Construction Machinery — 0.1%
4,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	4,040

	Consumer Cyclical Services — 0.1%
4,000	eBay, Inc., 3.800%, 3/09/2022	4,127

	Electric — 0.2%
4,000	Duke Energy Corp., 3.750%, 4/15/2024	4,202
4,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	4,144

		8,346

	Financial Other — 0.1%
4,000	ORIX Corp., 2.900%, 7/18/2022	4,065

	Food & Beverage — 0.1%
4,000	General Mills, Inc., 4.000%, 4/17/2025	4,245

	Government Owned – No Guarantee — 0.4%
10,000	Federal National Mortgage Association, 6.625%, 11/15/2030	14,247

	Health Insurance — 0.2%
4,000	Anthem, Inc., 4.101%, 3/01/2028	4,254
3,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	3,898

		8,152

	Healthcare — 0.4%
4,000	CVS Health Corp., 3.875%, 7/20/2025	4,174
4,000	Express Scripts Holding Co., 4.500%, 2/25/2026	4,326
4,000	McKesson Corp., 3.950%, 2/16/2028	4,152

		12,652

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2030 Fund – (continued)

Principal Amount	Description	Value (†)
	Independent Energy — 0.1%
$4,000	EQT Corp., 3.000%, 10/01/2022	$3,891

	Integrated Energy — 0.4%
4,000	BP Capital Markets PLC, 3.814%, 2/10/2024	4,226
4,000	Chevron Corp., 1.961%, 3/03/2020	3,996
3,000	Shell International Finance BV, 6.375%, 12/15/2038	4,294

		12,516

	Life Insurance — 0.1%
4,000	American International Group, Inc., 3.900%, 4/01/2026	4,220

	Media Entertainment — 0.2%
4,000	Viacom, Inc., 6.875%, 4/30/2036	5,068

	Midstream — 0.4%
4,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	4,162
4,000	Enterprise Products Operating LLC, 2.550%, 10/15/2019	4,000
4,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	4,218

		12,380

	Mortgage Related — 2.7%
35,169	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	35,651
35,767	FNMA, 3.500%, 6/01/2049	36,663
12,700	FNMA, 4.000%, 2/01/2049	13,142
7,790	FNMA, 4.500%, 5/01/2049	8,170

		93,626

	Oil Field Services — 0.1%
4,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	4,032

	Pharmaceuticals — 0.2%
4,000	AbbVie, Inc., 3.600%, 5/14/2025	4,126
4,000	Amgen, Inc., 2.650%, 5/11/2022	4,023

		8,149

	Railroads — 0.1%
4,000	CSX Corp., 2.600%, 11/01/2026	3,994

	REITs – Office Property — 0.1%
2,000	Boston Properties LP, 2.750%, 10/01/2026	1,988

	Restaurants — 0.1%
4,000	Starbucks Corp., 3.800%, 8/15/2025	4,251

	Technology — 0.6%
4,000	Apple, Inc., 2.500%, 2/09/2025	4,033
4,000	International Business Machines Corp., 4.000%, 6/20/2042	4,215
4,000	Oracle Corp., 2.950%, 5/15/2025	4,104
4,000	QUALCOMM, Inc., 3.450%, 5/20/2025	4,166
4,000	VMware, Inc., 2.950%, 8/21/2022	4,030

		20,548

	Treasuries — 2.7%
4,000	U.S. Treasury Bond, 2.500%, 5/15/2046	3,976
8,000	U.S. Treasury Bond, 2.875%, 11/15/2046	8,555
13,000	U.S. Treasury Bond, 3.000%, 5/15/2045	14,205
4,000	U.S. Treasury Bond, 3.000%, 2/15/2048	4,379
3,000	U.S. Treasury Bond, 3.000%, 2/15/2049	3,293
2,000	U.S. Treasury Bond, 4.250%, 11/15/2040	2,621
3,000	U.S. Treasury Bond, 4.375%, 5/15/2041	4,002
8,000	U.S. Treasury Bond, 5.250%, 2/15/2029	10,243
9,000	U.S. Treasury Note, 1.125%, 4/30/2020	8,934
6,000	U.S. Treasury Note, 1.125%, 9/30/2021	5,904
3,000	U.S. Treasury Note, 1.625%, 8/31/2022	2,979
3,000	U.S. Treasury Note, 1.750%, 5/15/2023	2,988
2,000	U.S. Treasury Note, 2.000%, 11/15/2026	2,007
6,000	U.S. Treasury Note, 2.125%, 12/31/2022	6,055
1,000	U.S. Treasury Note, 2.250%, 11/15/2025	1,020
	Treasuries — continued
$5,000	U.S. Treasury Note, 2.250%, 11/15/2027	$5,102
4,000	U.S. Treasury Note, 2.625%, 2/15/2029	4,209
4,000	U.S. Treasury Note, 2.875%, 9/30/2023	4,162

		94,634

	Wireless — 0.2%
4,000	Vodafone Group PLC, 6.150%, 2/27/2037	4,904

	Wirelines — 0.2%
4,000	AT&T, Inc., 3.400%, 5/15/2025	4,115
4,000	AT&T, Inc., 3.875%, 1/15/2026	4,210

		8,325

	Total Bonds and Notes (Identified Cost $417,691)	426,526

Shares
Exchange-Traded Funds — 11.6%
4,502	iShares® ESG MSCI EAFE ETF	284,211
3,712	iShares® ESG MSCI Emerging Markets ETF	123,721

	Total Exchange-Traded Funds (Identified Cost $397,406)	407,932

Affiliated Mutual Funds — 27.4%
15,995	Loomis Sayles Inflation Protected Securities Fund, Class N	168,744
14,865	Loomis Sayles Limited Term Government and Agency Fund, Class N	168,417
19,646	Mirova Global Green Bond Fund, Class N	207,459
37,518	Mirova International Sustainable Equity Fund, Class N	420,573

	Total Affiliated Mutual Funds (Identified Cost $947,100)	965,193

	Total Investments — 99.1% (Identified Cost $3,410,023)	3,492,111
	Other assets less liabilities — 0.9%	29,958

	Net Assets — 100.0%	$3,522,069

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of July 31, 2019 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2030 Fund – (continued)

Asset Allocation Summary at July 31, 2019 (Unaudited)

Equity	71.5%
Fixed Income	27.6

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2035 Fund

Shares	Description	Value (†)
Common Stocks — 53.8% of Net Assets
	Aerospace & Defense — 0.4%
24	Axon Enterprise, Inc.(a)	$1,685
33	Moog, Inc., Class A	2,688
7	Raytheon Co.	1,276
18	Teledyne Technologies, Inc.(a)	5,243
56	United Technologies Corp.	7,482

		18,374

	Air Freight & Logistics — 0.9%
360	Expeditors International of Washington, Inc.	27,486
46	FedEx Corp.	7,844
57	United Parcel Service, Inc., Class B	6,810

		42,140

	Airlines — 0.2%
336	American Airlines Group, Inc.	10,251

	Auto Components — 0.3%
165	American Axle & Manufacturing Holdings, Inc.(a)	1,992
104	Aptiv PLC	9,116
24	BorgWarner, Inc.	907
152	Delphi Technologies PLC	2,848
35	Visteon Corp.(a)	2,306

		17,169

	Automobiles — 0.6%
1,104	Fiat Chrysler Automobiles NV	14,562
384	General Motors Co.	15,490

		30,052

	Banks — 3.6%
87	Ameris Bancorp	3,460
165	BancorpSouth Bank	4,932
873	Bank of America Corp.	26,784
163	BB&T Corp.	8,399
397	Citigroup, Inc.	28,250
187	Citizens Financial Group, Inc.	6,968
126	Columbia Banking System, Inc.	4,751
18	Comerica, Inc.	1,318
319	CVB Financial Corp.	7,021
289	Fulton Financial Corp.	4,913
129	Huntington Bancshares, Inc.	1,838
147	International Bancshares Corp.	5,532
278	KeyCorp	5,107
32	M&T Bank Corp.	5,256
505	People’s United Financial, Inc.	8,292
103	PNC Financial Services Group, Inc. (The)	14,719
186	Regions Financial Corp.	2,963
227	Trustmark Corp.	8,068
326	Wells Fargo & Co.	15,782
79	Westamerica Bancorporation	5,064
60	Wintrust Financial Corp.	4,292
63	Zions Bancorp N.A.	2,839

		176,548

	Beverages — 1.7%
48	Brown-Forman Corp., Class B	2,631
473	Coca-Cola Co. (The)	24,894
67	Constellation Brands, Inc., Class A	13,187
544	Monster Beverage Corp.(a)	35,071
59	PepsiCo, Inc.	7,541

		83,324

	Biotechnology — 1.7%
37	AbbVie, Inc.	2,465
84	Amgen, Inc.	15,673
8	Biogen, Inc.(a)	1,903
	Biotechnology — continued
147	BioMarin Pharmaceutical, Inc.(a)	$11,660
28	Celgene Corp.(a)	2,572
68	Gilead Sciences, Inc.	4,455
22	Ligand Pharmaceuticals, Inc.(a)	2,013
75	Medicines Co. (The)(a)	2,688
115	Regeneron Pharmaceuticals, Inc.(a)	35,047
44	Repligen Corp.(a)	4,153
3	Vertex Pharmaceuticals, Inc.(a)	500

		83,129

	Building Products — 0.4%
295	Johnson Controls International PLC	12,520
23	Lennox International, Inc.	5,899

		18,419

	Capital Markets — 3.8%
4	Affiliated Managers Group, Inc.	343
14	Ameriprise Financial, Inc.	2,037
483	Bank of New York Mellon Corp. (The)	22,662
17	BlackRock, Inc.	7,951
456	Charles Schwab Corp. (The)	19,708
24	CME Group, Inc.	4,666
64	FactSet Research Systems, Inc.	17,747
100	Franklin Resources, Inc.	3,263
50	Goldman Sachs Group, Inc. (The)	11,007
12	Intercontinental Exchange, Inc.	1,054
54	Invesco Ltd.	1,036
111	Janus Henderson Group PLC	2,228
122	Legg Mason, Inc.	4,595
83	Moody’s Corp.	17,790
80	MSCI, Inc.	18,179
61	Northern Trust Corp.	5,978
45	S&P Global, Inc.	11,023
308	SEI Investments Co.	18,354
346	State Street Corp.	20,099

		189,720

	Chemicals — 0.7%
32	Ecolab, Inc.	6,455
60	HB Fuller Co.	2,869
46	Innospec, Inc.	4,296
7	International Flavors & Fragrances, Inc.	1,008
65	Linde PLC	12,433
51	Minerals Technologies, Inc.	2,716
29	Stepan Co.	2,875

		32,652

	Commercial Services & Supplies — 0.2%
63	Healthcare Services Group, Inc.	1,506
33	MSA Safety, Inc.	3,476
48	Tetra Tech, Inc.	3,802
24	Waste Management, Inc.	2,808

		11,592

	Communications Equipment — 0.8%
78	Ciena Corp.(a)	3,527
502	Cisco Systems, Inc.	27,811
39	InterDigital, Inc.	2,513
41	Lumentum Holdings, Inc.(a)	2,322
10	Motorola Solutions, Inc.	1,659

		37,832

	Construction & Engineering — 0.1%
148	AECOM(a)	5,321

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Consumer Finance — 0.8%
127	American Express Co.	$15,795
272	Capital One Financial Corp.	25,138
58	Navient Corp.	821

		41,754

	Containers & Packaging — 0.2%
78	Ball Corp.	5,575
15	Crown Holdings, Inc.(a)	960
57	International Paper Co.	2,503
141	Owens-Illinois, Inc.	2,393

		11,431

	Distributors — 0.2%
46	Genuine Parts Co.	4,468
23	POOL CORP.	4,355

		8,823

	Diversified Consumer Services — 0.1%
97	Service Corp. International	4,476

	Diversified Telecommunication Services — 0.1%
96	AT&T, Inc.	3,269
49	Verizon Communications, Inc.	2,708

		5,977

	Electric Utilities — 0.4%
155	American Electric Power Co., Inc.	13,611
28	Edison International	2,087
25	Eversource Energy	1,896
43	IDACORP, Inc.	4,389

		21,983

	Electrical Equipment — 0.2%
17	Acuity Brands, Inc.	2,282
48	Eaton Corp. PLC	3,945
30	Hubbell, Inc.	3,896

		10,123

	Electronic Equipment, Instruments & Components — 0.9%
78	Avnet, Inc.	3,543
32	Belden, Inc.	1,455
84	Cognex Corp.	3,697
17	Coherent, Inc.(a)	2,360
15	Littelfuse, Inc.	2,534
15	Rogers Corp.(a)	2,380
193	TE Connectivity Ltd.	17,833
100	Trimble, Inc.(a)	4,226
140	Vishay Intertechnology, Inc.	2,380
21	Zebra Technologies Corp., Class A(a)	4,429

		44,837

	Energy Equipment & Services — 0.7%
56	Apergy Corp.(a)	1,822
71	Baker Hughes, a GE Co.	1,803
86	C&J Energy Services, Inc.(a)	941
30	Core Laboratories NV	1,505
236	Halliburton Co.	5,428
99	National Oilwell Varco, Inc.	2,358
79	Oceaneering International, Inc.(a)	1,220
70	Oil States International, Inc.(a)	1,044
413	Schlumberger Ltd.	16,508
67	TechnipFMC PLC	1,845
141	U.S. Silica Holdings, Inc.	1,954

		36,428

	Entertainment — 1.1%
44	Activision Blizzard, Inc.	2,144
67	Cinemark Holdings, Inc.	2,675
	Entertainment — continued
22	Electronic Arts, Inc.(a)	$2,035
74	Netflix, Inc.(a)	23,901
5	Take-Two Interactive Software, Inc.(a)	613
17	Viacom, Inc., Class B	516
158	Walt Disney Co. (The)	22,596

		54,480

	Food & Staples Retailing — 0.2%
104	Kroger Co. (The)	2,201
266	SpartanNash Co.	3,144
15	Sysco Corp.	1,029
21	Walgreens Boots Alliance, Inc.	1,144

		7,518

	Food Products — 0.6%
83	Campbell Soup Co.	3,431
908	Danone S.A., Sponsored ADR	15,636
28	General Mills, Inc.	1,487
94	Hain Celestial Group, Inc. (The)(a)	2,046
4	Hershey Co. (The)	607
27	Ingredion, Inc.	2,087
17	J.M. Smucker Co. (The)	1,890
18	Kellogg Co.	1,048
90	Kraft Heinz Co. (The)	2,881
11	Mondelez International, Inc., Class A	589

		31,702

	Gas Utilities — 0.3%
88	New Jersey Resources Corp.	4,388
50	ONE Gas, Inc.	4,559
97	South Jersey Industries, Inc.	3,303

		12,250

	Health Care Equipment & Supplies — 0.8%
23	Alcon, Inc.(a)	1,351
7	Align Technology, Inc.(a)	1,464
2	Becton Dickinson and Co.	506
13	Boston Scientific Corp.(a)	552
5	Danaher Corp.	703
29	DENTSPLY SIRONA, Inc.	1,579
2	Edwards Lifesciences Corp.(a)	426
46	Globus Medical, Inc.(a)	2,097
24	Haemonetics Corp.(a)	2,930
2	Intuitive Surgical, Inc.(a)	1,039
171	Meridian Bioscience, Inc.	2,043
38	Merit Medical Systems, Inc.(a)	1,499
48	STERIS PLC	7,145
2	Stryker Corp.	420
93	Varian Medical Systems, Inc.(a)	10,915
31	West Pharmaceutical Services, Inc.	4,255

		38,924

	Health Care Providers & Services — 1.3%
44	Acadia Healthcare Co., Inc.(a)	1,405
17	Amedisys, Inc.(a)	2,344
4	Anthem, Inc.	1,178
37	BioTelemetry, Inc.(a)	1,737
105	Centene Corp.(a)	5,470
11	Chemed Corp.	4,459
7	Cigna Corp.	1,189
305	CVS Health Corp.	17,040
45	Encompass Health Corp.	2,873
70	HCA Healthcare, Inc.	9,346
38	Henry Schein, Inc.(a)	2,529
4	Humana, Inc.	1,187
17	Laboratory Corp. of America Holdings(a)	2,848

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
45	MEDNAX, Inc.(a)	$1,106
86	Patterson Cos., Inc.	1,703
28	Quest Diagnostics, Inc.	2,858
20	UnitedHealth Group, Inc.	4,980

		64,252

	Health Care Technology — 0.5%
152	Allscripts Healthcare Solutions, Inc.(a)	1,566
257	Cerner Corp.	18,414
38	Medidata Solutions, Inc.(a)	3,472

		23,452

	Hotels, Restaurants & Leisure — 2.2%
14	Domino’s Pizza, Inc.	3,423
45	Dunkin’ Brands Group, Inc.	3,607
113	Hilton Worldwide Holdings, Inc.	10,910
27	Jack in the Box, Inc.	1,939
27	Marriott Vacations Worldwide Corp.	2,760
5	McDonald’s Corp.	1,054
495	MGM Resorts International	14,860
47	Six Flags Entertainment Corp.	2,483
323	Starbucks Corp.	30,585
157	Wendy’s Co. (The)	2,856
528	Yum China Holdings, Inc.	24,024
107	Yum! Brands, Inc.	12,040

		110,541

	Household Durables — 0.2%
17	iRobot Corp.(a)	1,243
125	KB Home	3,284
99	Meritage Homes Corp.(a)	6,218
68	Tupperware Brands Corp.	1,041

		11,786

	Household Products — 0.9%
209	Colgate-Palmolive Co.	14,994
263	Procter & Gamble Co. (The)	31,044

		46,038

	Independent Power & Renewable Electricity Producers — 0.2%
97	AES Corp. (The)	1,629
77	Ormat Technologies, Inc.	5,047
182	Pattern Energy Group, Inc.	4,173

		10,849

	Industrial Conglomerates — 0.4%
1,740	General Electric Co.	18,183

	Insurance — 1.3%
13	Aflac, Inc.	684
49	Allstate Corp. (The)	5,263
342	American International Group, Inc.	19,149
11	Brighthouse Financial, Inc.(a)	431
85	Chubb Ltd.	12,992
76	First American Financial Corp.	4,394
24	Hartford Financial Services Group, Inc. (The)	1,383
15	Lincoln National Corp.	980
33	Marsh & McLennan Cos., Inc.	3,260
24	MetLife, Inc.	1,186
85	Prudential Financial, Inc.	8,611
37	Travelers Cos., Inc. (The)	5,425

		63,758

	Interactive Media & Services — 2.5%
16	Alphabet, Inc., Class A(a)	19,491
38	Alphabet, Inc., Class C(a)	46,234
290	Facebook, Inc., Class A(a)	56,327
7	TripAdvisor, Inc.(a)	309

		122,361

	Internet & Direct Marketing Retail — 2.6%
217	Alibaba Group Holding Ltd., Sponsored ADR(a)	$37,565
29	Amazon.com, Inc.(a)	54,137
12	Booking Holdings, Inc.(a)	22,639
331	eBay, Inc.	13,634

		127,975

	IT Services — 2.8%
110	Automatic Data Processing, Inc.	18,317
12	Cognizant Technology Solutions Corp., Class A	782
186	DXC Technology Co.	10,373
73	Gartner, Inc.(a)	10,171
13	International Business Machines Corp.	1,927
60	Leidos Holdings, Inc.	4,926
67	MasterCard, Inc., Class A	18,242
18	PayPal Holdings, Inc.(a)	1,987
226	Sabre Corp.	5,313
322	Visa, Inc., Class A	57,316
76	Western Union Co. (The)	1,596
23	WEX, Inc.(a)	5,016

		135,966

	Leisure Products — 0.0%
93	Callaway Golf Co.	1,706

	Life Sciences Tools & Services — 0.1%
1	Illumina, Inc.(a)	299
13	IQVIA Holdings, Inc.(a)	2,069
10	Thermo Fisher Scientific, Inc.	2,777

		5,145

	Machinery — 2.3%
55	AGCO Corp.	4,235
139	Caterpillar, Inc.	18,302
77	Cummins, Inc.	12,628
140	Deere & Co.	23,191
68	Flowserve Corp.	3,402
41	IDEX Corp.	6,897
74	ITT, Inc.	4,619
94	Kennametal, Inc.	3,251
58	Oshkosh Corp.	4,847
119	Parker Hannifin Corp.	20,834
17	Proto Labs, Inc.(a)	1,770
69	Terex Corp.	2,101
64	Toro Co. (The)	4,660
10	Xylem, Inc.	803

		111,540

	Media — 1.1%
5	Cable One, Inc.	6,084
27	CBS Corp., Class B	1,391
48	Charter Communications, Inc., Class A(a)	18,498
429	Comcast Corp., Class A	18,520
40	Discovery, Inc., Series C(a)	1,129
22	Interpublic Group of Cos., Inc. (The)	504
75	New York Times Co. (The), Class A	2,676
123	News Corp., Class A	1,619
36	Omnicom Group, Inc.	2,888

		53,309

	Metals & Mining — 0.4%
133	Commercial Metals Co.	2,329
157	Newmont Goldcorp Corp.	5,733
19	Nucor Corp.	1,033
57	Reliance Steel & Aluminum Co.	5,697
37	Royal Gold, Inc.	4,235

		19,027

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Multi-Utilities — 0.3%
87	Consolidated Edison, Inc.	$7,392
15	DTE Energy Co.	1,907
22	Sempra Energy	2,979

		12,278

	Multiline Retail — 0.0%
12	Macy’s, Inc.	273
21	Target Corp.	1,814

		2,087

	Oil, Gas & Consumable Fuels — 1.2%
432	Apache Corp.	10,549
2,435	Chesapeake Energy Corp.(a)	4,407
82	Concho Resources, Inc.	8,010
890	Denbury Resources, Inc.(a)	1,006
74	Diamondback Energy, Inc.	7,654
82	EOG Resources, Inc.	7,040
130	EQT Corp.	1,964
119	Green Plains, Inc.	1,201
75	Hess Corp.	4,863
169	Noble Energy, Inc.	3,731
62	ONEOK, Inc.	4,345
44	Valero Energy Corp.	3,751
70	World Fuel Services Corp.	2,733

		61,254

	Paper & Forest Products — 0.1%
52	Domtar Corp.	2,207
98	Louisiana-Pacific Corp.	2,562

		4,769

	Personal Products — 0.0%
5	Estee Lauder Cos., Inc. (The), Class A	921

	Pharmaceuticals — 1.0%
3	Allergan PLC	481
24	Bristol-Myers Squibb Co.	1,066
71	Catalent, Inc.(a)	4,011
20	Eli Lilly & Co.	2,179
106	Merck & Co., Inc.	8,797
104	Novartis AG, Sponsored ADR	9,524
361	Novo Nordisk AS, Sponsored ADR	17,299
32	Perrigo Co. PLC	1,728
109	Pfizer, Inc.	4,234

		49,319

	Professional Services — 0.3%
59	Exponent, Inc.	4,059
22	Insperity, Inc.	2,340
56	Korn Ferry	2,200
36	ManpowerGroup, Inc.	3,288
61	Nielsen Holdings PLC	1,413

		13,300

	Real Estate Management & Development — 0.1%
21	CBRE Group, Inc., Class A(a)	1,113
30	Jones Lang LaSalle, Inc.	4,371

		5,484

	REITs – Apartments — 0.3%
107	American Campus Communities, Inc.	5,002
4	AvalonBay Communities, Inc.	835
75	Camden Property Trust	7,778
12	Equity Residential	947
6	Essex Property Trust, Inc.	1,813
4	Mid-America Apartment Communities, Inc.	472

		16,847

	REITs – Diversified — 0.1%
8	Crown Castle International Corp.	$1,066
16	Digital Realty Trust, Inc.	1,830
2	Equinix, Inc.	1,004
97	Weyerhaeuser Co.	2,465

		6,365

	REITs – Health Care — 0.2%
40	Ventas, Inc.	2,692
58	Welltower, Inc.	4,821

		7,513

	REITs – Hotels — 0.0%
136	Host Hotels & Resorts, Inc.	2,365

	REITs – Office Property — 0.5%
17	Boston Properties, Inc.	2,260
162	Corporate Office Properties Trust	4,523
183	Douglas Emmett, Inc.	7,470
244	Easterly Government Properties, Inc.	4,605
81	Kilroy Realty Corp.	6,436

		25,294

	REITs – Regional Malls — 0.1%
7	Macerich Co. (The)	231
15	Simon Property Group, Inc.	2,433

		2,664

	REITs – Storage — 0.0%
39	Iron Mountain, Inc.	1,147
3	Public Storage	728

		1,875

	REITs – Warehouse/Industrials — 0.2%
49	CyrusOne, Inc.	2,813
133	Liberty Property Trust	6,956

		9,769

	Road & Rail — 0.5%
47	Genesee & Wyoming, Inc., Class A(a)	5,161
30	Kansas City Southern	3,712
41	Norfolk Southern Corp.	7,836
44	Ryder System, Inc.	2,343
30	Union Pacific Corp.	5,399

		24,451

	Semiconductors & Semiconductor Equipment — 2.2%
15	Advanced Micro Devices, Inc.(a)	457
93	Applied Materials, Inc.	4,591
53	Brooks Automation, Inc.	2,056
33	Cabot Microelectronics Corp.	4,015
58	Cirrus Logic, Inc.(a)	2,845
42	Cree, Inc.(a)	2,612
96	First Solar, Inc.(a)	6,191
333	Intel Corp.	16,833
10	Lam Research Corp.	2,086
12	Microchip Technology, Inc.	1,133
135	NVIDIA Corp.	22,777
289	QUALCOMM, Inc.	21,143
50	Silicon Laboratories, Inc.(a)	5,611
114	Texas Instruments, Inc.	14,251

		106,601

	Software — 2.4%
9	Adobe, Inc.(a)	2,690
202	Autodesk, Inc.(a)	31,546
34	Blackbaud, Inc.	3,094
47	Bottomline Technologies, Inc.(a)	1,978
18	Fair Isaac Corp.(a)	6,254

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Software — continued
28	LogMeIn, Inc.	$2,127
187	Microsoft Corp.	25,483
674	Oracle Corp.	37,946
44	PTC, Inc.(a)	2,982
30	Qualys, Inc.(a)	2,597
3	salesforce.com, inc.(a)	464
47	Symantec Corp.	1,013

		118,174

	Specialty Retail — 0.7%
37	Aaron’s, Inc.	2,333
103	American Eagle Outfitters, Inc.	1,822
40	Asbury Automotive Group, Inc.(a)	3,683
21	Best Buy Co., Inc.	1,607
20	Five Below, Inc.(a)	2,349
46	Home Depot, Inc. (The)	9,830
28	Lithia Motors, Inc., Class A	3,693
26	Lowe’s Cos., Inc.	2,636
29	Monro, Inc.	2,442
19	Tiffany & Co.	1,785
37	Williams-Sonoma, Inc.	2,467

		34,647

	Technology Hardware, Storage & Peripherals — 1.7%
312	Apple, Inc.	66,468
304	Hewlett Packard Enterprise Co.	4,368
221	HP, Inc.	4,650
97	NCR Corp.(a)	3,280
18	NetApp, Inc.	1,053
29	Seagate Technology PLC	1,343
10	Western Digital Corp.	539
67	Xerox Corp.	2,151

		83,852

	Textiles, Apparel & Luxury Goods — 0.6%
24	Deckers Outdoor Corp.(a)	3,751
26	Hanesbrands, Inc.	418
26	NIKE, Inc., Class B	2,237
7	PVH Corp.	623
971	Under Armour, Inc., Class A(a)	22,401
89	Wolverine World Wide, Inc.	2,416

		31,846

	Thrifts & Mortgage Finance — 0.1%
335	New York Community Bancorp, Inc.	3,863

	Trading Companies & Distributors — 0.2%
88	Fastenal Co.	2,711
28	GATX Corp.	2,152
20	United Rentals, Inc.(a)	2,531
10	W.W. Grainger, Inc.	2,910

		10,304

	Water Utilities — 0.2%
70	American Water Works Co., Inc.	8,035
99	Aqua America, Inc.	4,153

		12,188

	Total Common Stocks (Identified Cost $2,589,448)	2,661,147

Principal Amount	Description	Value (†)
Bonds and Notes — 7.7%
	Agency Commercial Mortgage-Backed Securities — 0.1%
$4,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.185%, 12/25/2020(b)	$4,088

	Automotive — 0.1%
3,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	3,072
3,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	3,028

		6,100

	Banking — 1.0%
3,000	American Express Co., 3.700%, 8/03/2023	3,133
3,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	3,044
3,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	2,981
3,000	Bank of New York Mellon Corp. (The), Series 10YR, MTN, 3.650%, 2/04/2024	3,162
3,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	3,095
3,000	Capital One Financial Corp., 3.300%, 10/30/2024	3,106
3,000	Citigroup, Inc., 4.600%, 3/09/2026	3,241
2,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	1,991
3,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	3,133
3,000	HSBC Holdings PLC, 5.100%, 4/05/2021	3,131
3,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	3,079
3,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	3,169
3,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	2,997
3,000	Santander UK PLC, 2.375%, 3/16/2020	2,998
3,000	SunTrust Bank, 2.250%, 1/31/2020	2,997
3,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	3,055
4,000	Westpac Banking Corp., 2.750%, 1/11/2023	4,048

		52,360

	Cable Satellite — 0.1%
3,000	Comcast Corp., 3.000%, 2/01/2024	3,079

	Construction Machinery — 0.1%
3,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	3,030

	Consumer Cyclical Services — 0.1%
3,000	eBay, Inc., 3.800%, 3/09/2022	3,095

	Electric — 0.1%
3,000	Duke Energy Corp., 3.750%, 4/15/2024	3,152
3,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	3,107

		6,259

	Financial Other — 0.1%
3,000	ORIX Corp., 2.900%, 7/18/2022	3,049

	Food & Beverage — 0.1%
3,000	General Mills, Inc., 4.000%, 4/17/2025	3,184

	Government Owned – No Guarantee — 0.2%
8,000	Federal National Mortgage Association, 6.625%, 11/15/2030	11,397

	Health Insurance — 0.2%
4,000	Anthem, Inc., 4.101%, 3/01/2028	4,254
3,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	3,898

		8,152

	Healthcare — 0.2%
3,000	CVS Health Corp., 3.875%, 7/20/2025	3,131
3,000	Express Scripts Holding Co., 4.500%, 2/25/2026	3,245
3,000	McKesson Corp., 3.950%, 2/16/2028	3,113

		9,489

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2035 Fund – (continued)

Principal Amount	Description	Value (†)
	Independent Energy — 0.1%
$3,000	EQT Corp., 3.000%, 10/01/2022	$2,918

	Integrated Energy — 0.2%
3,000	BP Capital Markets PLC, 3.814%, 2/10/2024	3,169
3,000	Chevron Corp., 1.961%, 3/03/2020	2,997
3,000	Shell International Finance BV, 6.375%, 12/15/2038	4,294

		10,460

	Life Insurance — 0.1%
4,000	American International Group, Inc., 3.900%, 4/01/2026	4,220

	Media Entertainment — 0.1%
3,000	Viacom, Inc., 6.875%, 4/30/2036	3,801

	Midstream — 0.2%
3,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	3,122
3,000	Enterprise Products Operating LLC, 2.550%, 10/15/2019	3,000
3,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	3,163

		9,285

	Mortgage Related — 1.6%
30,276	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	30,694
32,318	FNMA, 3.500%, 6/01/2049	33,127
9,071	FNMA, 4.000%, 2/01/2049	9,387
7,790	FNMA, 4.500%, 5/01/2049	8,170

		81,378

	Oil Field Services — 0.1%
3,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	3,024

	Pharmaceuticals — 0.1%
3,000	AbbVie, Inc., 3.600%, 5/14/2025	3,095
4,000	Amgen, Inc., 2.650%, 5/11/2022	4,023

		7,118

	Railroads — 0.1%
3,000	CSX Corp., 2.600%, 11/01/2026	2,996

	REITs – Office Property — 0.0%
2,000	Boston Properties LP, 2.750%, 10/01/2026	1,988

	Restaurants — 0.1%
3,000	Starbucks Corp., 3.800%, 8/15/2025	3,188

	Technology — 0.3%
3,000	Apple, Inc., 2.500%, 2/09/2025	3,025
4,000	International Business Machines Corp., 4.000%, 6/20/2042	4,214
3,000	Oracle Corp., 2.950%, 5/15/2025	3,078
3,000	QUALCOMM, Inc., 3.450%, 5/20/2025	3,125
4,000	VMware, Inc., 2.950%, 8/21/2022	4,030

		17,472

	Treasuries — 2.1%
4,000	U.S. Treasury Bond, 2.500%, 5/15/2046	3,976
7,000	U.S. Treasury Bond, 2.875%, 11/15/2046	7,486
12,000	U.S. Treasury Bond, 3.000%, 5/15/2045	13,113
4,000	U.S. Treasury Bond, 3.000%, 2/15/2048	4,379
4,000	U.S. Treasury Bond, 3.000%, 2/15/2049	4,390
3,000	U.S. Treasury Bond, 4.250%, 11/15/2040	3,932
3,000	U.S. Treasury Bond, 4.375%, 5/15/2041	4,002
7,000	U.S. Treasury Bond, 5.250%, 2/15/2029	8,963
22,000	U.S. Treasury Note, 1.125%, 4/30/2020	21,838
5,000	U.S. Treasury Note, 1.125%, 9/30/2021	4,920
6,000	U.S. Treasury Note, 1.625%, 8/31/2022	5,958
3,000	U.S. Treasury Note, 1.750%, 5/15/2023	2,988
3,000	U.S. Treasury Note, 2.000%, 11/15/2026	3,011
5,000	U.S. Treasury Note, 2.125%, 12/31/2022	5,046
	Treasuries — continued
$1,000	U.S. Treasury Note, 2.250%, 11/15/2025	$1,020
4,000	U.S. Treasury Note, 2.250%, 11/15/2027	4,081
4,000	U.S. Treasury Note, 2.625%, 2/15/2029	4,208
3,000	U.S. Treasury Note, 2.875%, 9/30/2023	3,122

		106,433

	Wireless — 0.1%
4,000	Vodafone Group PLC, 6.150%, 2/27/2037	4,904

	Wirelines — 0.1%
3,000	AT&T, Inc., 3.400%, 5/15/2025	3,086
3,000	AT&T, Inc., 3.875%, 1/15/2026	3,158

		6,244

	Total Bonds and Notes (Identified Cost $371,079)	378,711

Shares
Exchange-Traded Funds — 12.4%
6,722	iShares® ESG MSCI EAFE ETF	424,360
5,596	iShares® ESG MSCI Emerging Markets ETF	186,514

	Total Exchange-Traded Funds (Identified Cost $597,105)	610,874

Affiliated Mutual Funds — 23.8%
17,124	Loomis Sayles Inflation Protected Securities Fund, Class N	180,655
13,662	Loomis Sayles Limited Term Government and Agency Fund, Class N	154,793
19,715	Mirova Global Green Bond Fund, Class N	208,187
56,597	Mirova International Sustainable Equity Fund, Class N	634,457

	Total Affiliated Mutual Funds (Identified Cost $1,147,423)	1,178,092

	Total Investments — 97.7% (Identified Cost $4,705,055)	4,828,824
	Other assets less liabilities — 2.3%	114,341

	Net Assets — 100.0%	$4,943,165

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of July 31, 2019 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2035 Fund – (continued)

Asset Allocation Summary at July 31, 2019 (Unaudited)

Equity	79.0%
Fixed Income	18.7

Total Investments	97.7
Other assets less liabilities	2.3

Net Assets	100.0%

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2040 Fund

Shares	Description	Value (†)
Common Stocks — 56.9% of Net Assets
	Aerospace & Defense — 0.4%
19	Axon Enterprise, Inc.(a)	$1,334
30	Moog, Inc., Class A	2,444
3	Raytheon Co.	547
15	Teledyne Technologies, Inc.(a)	4,369
37	United Technologies Corp.	4,943

		13,637

	Air Freight & Logistics — 0.9%
287	Expeditors International of Washington, Inc.	21,913
40	FedEx Corp.	6,821
41	United Parcel Service, Inc., Class B	4,898

		33,632

	Airlines — 0.2%
291	American Airlines Group, Inc.	8,878

	Auto Components — 0.4%
124	American Axle & Manufacturing Holdings, Inc.(a)	1,497
88	Aptiv PLC	7,713
17	BorgWarner, Inc.	642
131	Delphi Technologies PLC	2,455
25	Visteon Corp.(a)	1,647

		13,954

	Automobiles — 0.7%
956	Fiat Chrysler Automobiles NV	12,610
333	General Motors Co.	13,433

		26,043

	Banks — 3.8%
75	Ameris Bancorp	2,983
134	BancorpSouth Bank	4,005
757	Bank of America Corp.	23,225
116	BB&T Corp.	5,977
342	Citigroup, Inc.	24,337
140	Citizens Financial Group, Inc.	5,216
107	Columbia Banking System, Inc.	4,035
13	Comerica, Inc.	951
271	CVB Financial Corp.	5,965
236	Fulton Financial Corp.	4,012
107	Huntington Bancshares, Inc.	1,525
125	International Bancshares Corp.	4,704
214	KeyCorp	3,931
21	M&T Bank Corp.	3,449
379	People’s United Financial, Inc.	6,223
73	PNC Financial Services Group, Inc. (The)	10,432
133	Regions Financial Corp.	2,119
193	Trustmark Corp.	6,859
283	Wells Fargo & Co.	13,700
67	Westamerica Bancorporation	4,295
49	Wintrust Financial Corp.	3,505
52	Zions Bancorp N.A.	2,344

		143,792

	Beverages — 1.7%
40	Brown-Forman Corp., Class B	2,192
355	Coca-Cola Co. (The)	18,684
58	Constellation Brands, Inc., Class A	11,416
436	Monster Beverage Corp.(a)	28,109
42	PepsiCo, Inc.	5,368

		65,769

	Biotechnology — 1.8%
21	AbbVie, Inc.	1,399
67	Amgen, Inc.	12,501
6	Biogen, Inc.(a)	1,427
	Biotechnology — continued
117	BioMarin Pharmaceutical, Inc.(a)	$9,280
20	Celgene Corp.(a)	1,837
50	Gilead Sciences, Inc.	3,276
19	Ligand Pharmaceuticals, Inc.(a)	1,739
72	Medicines Co. (The)(a)	2,581
96	Regeneron Pharmaceuticals, Inc.(a)	29,257
36	Repligen Corp.(a)	3,398
2	Vertex Pharmaceuticals, Inc.(a)	333

		67,028

	Building Products — 0.4%
208	Johnson Controls International PLC	8,827
20	Lennox International, Inc.	5,130

		13,957

	Capital Markets — 4.1%
4	Affiliated Managers Group, Inc.	343
10	Ameriprise Financial, Inc.	1,455
395	Bank of New York Mellon Corp. (The)	18,533
11	BlackRock, Inc.	5,144
395	Charles Schwab Corp. (The)	17,072
17	CME Group, Inc.	3,305
56	FactSet Research Systems, Inc.	15,529
73	Franklin Resources, Inc.	2,382
44	Goldman Sachs Group, Inc. (The)	9,686
10	Intercontinental Exchange, Inc.	879
46	Invesco Ltd.	883
96	Janus Henderson Group PLC	1,927
100	Legg Mason, Inc.	3,766
70	Moody’s Corp.	15,004
66	MSCI, Inc.	14,998
44	Northern Trust Corp.	4,312
39	S&P Global, Inc.	9,553
245	SEI Investments Co.	14,599
291	State Street Corp.	16,904

		156,274

	Chemicals — 0.7%
24	Ecolab, Inc.	4,841
57	HB Fuller Co.	2,725
37	Innospec, Inc.	3,455
5	International Flavors & Fragrances, Inc.	720
46	Linde PLC	8,799
44	Minerals Technologies, Inc.	2,343
25	Stepan Co.	2,479

		25,362

	Commercial Services & Supplies — 0.3%
48	Healthcare Services Group, Inc.	1,147
28	MSA Safety, Inc.	2,950
39	Tetra Tech, Inc.	3,089
20	Waste Management, Inc.	2,340

		9,526

	Communications Equipment — 0.8%
63	Ciena Corp.(a)	2,849
396	Cisco Systems, Inc.	21,938
33	InterDigital, Inc.	2,126
39	Lumentum Holdings, Inc.(a)	2,209
8	Motorola Solutions, Inc.	1,328

		30,450

	Construction & Engineering — 0.1%
126	AECOM(a)	4,530

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Consumer Finance — 0.9%
97	American Express Co.	$12,064
236	Capital One Financial Corp.	21,811
48	Navient Corp.	679

		34,554

	Containers & Packaging — 0.2%
58	Ball Corp.	4,146
12	Crown Holdings, Inc.(a)	768
41	International Paper Co.	1,800
117	Owens-Illinois, Inc.	1,986

		8,700

	Distributors — 0.2%
32	Genuine Parts Co.	3,108
19	POOL CORP.	3,598

		6,706

	Diversified Consumer Services — 0.1%
83	Service Corp. International	3,830

	Diversified Telecommunication Services — 0.1%
78	AT&T, Inc.	2,656
41	Verizon Communications, Inc.	2,266

		4,922

	Electric Utilities — 0.4%
106	American Electric Power Co., Inc.	9,308
14	Edison International	1,044
18	Eversource Energy	1,365
37	IDACORP, Inc.	3,776

		15,493

	Electrical Equipment — 0.2%
13	Acuity Brands, Inc.	1,745
36	Eaton Corp. PLC	2,959
24	Hubbell, Inc.	3,117

		7,821

	Electronic Equipment, Instruments & Components — 1.0%
67	Avnet, Inc.	3,043
28	Belden, Inc.	1,273
68	Cognex Corp.	2,993
16	Coherent, Inc.(a)	2,222
14	Littelfuse, Inc.	2,365
12	Rogers Corp.(a)	1,904
167	TE Connectivity Ltd.	15,431
85	Trimble, Inc.(a)	3,592
133	Vishay Intertechnology, Inc.	2,261
17	Zebra Technologies Corp., Class A(a)	3,585

		38,669

	Energy Equipment & Services — 0.8%
41	Apergy Corp.(a)	1,334
50	Baker Hughes, a GE Co.	1,270
85	C&J Energy Services, Inc.(a)	930
24	Core Laboratories NV	1,204
204	Halliburton Co.	4,692
71	National Oilwell Varco, Inc.	1,691
78	Oceaneering International, Inc.(a)	1,205
69	Oil States International, Inc.(a)	1,029
318	Schlumberger Ltd.	12,710
48	TechnipFMC PLC	1,322
116	U.S. Silica Holdings, Inc.	1,608

		28,995

	Entertainment — 1.1%
31	Activision Blizzard, Inc.	1,511
58	Cinemark Holdings, Inc.	2,315
	Entertainment — continued
14	Electronic Arts, Inc.(a)	$1,295
63	Netflix, Inc.(a)	20,349
4	Take-Two Interactive Software, Inc.(a)	490
14	Viacom, Inc., Class B	425
116	Walt Disney Co. (The)	16,589

		42,974

	Food & Staples Retailing — 0.2%
76	Kroger Co. (The)	1,608
226	SpartanNash Co.	2,671
13	Sysco Corp.	892
18	Walgreens Boots Alliance, Inc.	981

		6,152

	Food Products — 0.7%
59	Campbell Soup Co.	2,439
738	Danone S.A., Sponsored ADR	12,708
20	General Mills, Inc.	1,062
77	Hain Celestial Group, Inc. (The)(a)	1,676
3	Hershey Co. (The)	455
23	Ingredion, Inc.	1,778
12	J.M. Smucker Co. (The)	1,334
15	Kellogg Co.	873
64	Kraft Heinz Co. (The)	2,049
9	Mondelez International, Inc., Class A	482

		24,856

	Gas Utilities — 0.3%
75	New Jersey Resources Corp.	3,740
42	ONE Gas, Inc.	3,830
79	South Jersey Industries, Inc.	2,690

		10,260

	Health Care Equipment & Supplies — 0.8%
18	Alcon, Inc.(a)	1,057
6	Align Technology, Inc.(a)	1,254
2	Becton Dickinson and Co.	506
11	Boston Scientific Corp.(a)	467
4	Danaher Corp.	562
13	DENTSPLY SIRONA, Inc.	708
2	Edwards Lifesciences Corp.(a)	426
41	Globus Medical, Inc.(a)	1,869
19	Haemonetics Corp.(a)	2,320
1	Intuitive Surgical, Inc.(a)	519
142	Meridian Bioscience, Inc.	1,697
31	Merit Medical Systems, Inc.(a)	1,223
41	STERIS PLC	6,103
2	Stryker Corp.	420
75	Varian Medical Systems, Inc.(a)	8,803
27	West Pharmaceutical Services, Inc.	3,706

		31,640

	Health Care Providers & Services — 1.4%
43	Acadia Healthcare Co., Inc.(a)	1,373
12	Amedisys, Inc.(a)	1,655
4	Anthem, Inc.	1,178
30	BioTelemetry, Inc.(a)	1,408
75	Centene Corp.(a)	3,907
9	Chemed Corp.	3,649
6	Cigna Corp.	1,020
263	CVS Health Corp.	14,694
35	Encompass Health Corp.	2,234
60	HCA Healthcare, Inc.	8,011
27	Henry Schein, Inc.(a)	1,797
4	Humana, Inc.	1,187
12	Laboratory Corp. of America Holdings(a)	2,010

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
39	MEDNAX, Inc.(a)	$958
63	Patterson Cos., Inc.	1,247
20	Quest Diagnostics, Inc.	2,042
15	UnitedHealth Group, Inc.	3,735

		52,105

	Health Care Technology — 0.5%
136	Allscripts Healthcare Solutions, Inc.(a)	1,401
204	Cerner Corp.	14,616
32	Medidata Solutions, Inc.(a)	2,924

		18,941

	Hotels, Restaurants & Leisure — 2.4%
12	Domino’s Pizza, Inc.	2,934
36	Dunkin’ Brands Group, Inc.	2,886
98	Hilton Worldwide Holdings, Inc.	9,462
22	Jack in the Box, Inc.	1,580
23	Marriott Vacations Worldwide Corp.	2,351
4	McDonald’s Corp.	843
427	MGM Resorts International	12,818
36	Six Flags Entertainment Corp.	1,902
256	Starbucks Corp.	24,241
135	Wendy’s Co. (The)	2,456
422	Yum China Holdings, Inc.	19,201
86	Yum! Brands, Inc.	9,677

		90,351

	Household Durables — 0.3%
14	iRobot Corp.(a)	1,023
108	KB Home	2,837
81	Meritage Homes Corp.(a)	5,088
51	Tupperware Brands Corp.	781

		9,729

	Household Products — 0.9%
163	Colgate-Palmolive Co.	11,693
198	Procter & Gamble Co. (The)	23,372

		35,065

	Independent Power & Renewable Electricity Producers — 0.2%
69	AES Corp. (The)	1,159
64	Ormat Technologies, Inc.	4,195
151	Pattern Energy Group, Inc.	3,462

		8,816

	Industrial Conglomerates — 0.4%
1,459	General Electric Co.	15,247

	Insurance — 1.3%
11	Aflac, Inc.	579
36	Allstate Corp. (The)	3,866
297	American International Group, Inc.	16,629
9	Brighthouse Financial, Inc.(a)	353
60	Chubb Ltd.	9,171
62	First American Financial Corp.	3,585
20	Hartford Financial Services Group, Inc. (The)	1,153
12	Lincoln National Corp.	784
24	Marsh & McLennan Cos., Inc.	2,371
20	MetLife, Inc.	988
62	Prudential Financial, Inc.	6,281
28	Travelers Cos., Inc. (The)	4,105

		49,865

	Interactive Media & Services — 2.8%
15	Alphabet, Inc., Class A(a)	18,273
33	Alphabet, Inc., Class C(a)	40,150
242	Facebook, Inc., Class A(a)	47,004
8	TripAdvisor, Inc.(a)	353

		105,780

	Internet & Direct Marketing Retail — 2.8%
182	Alibaba Group Holding Ltd., Sponsored ADR(a)	$31,506
24	Amazon.com, Inc.(a)	44,803
10	Booking Holdings, Inc.(a)	18,866
286	eBay, Inc.	11,780

		106,955

	IT Services — 3.0%
92	Automatic Data Processing, Inc.	15,320
10	Cognizant Technology Solutions Corp., Class A	651
157	DXC Technology Co.	8,756
63	Gartner, Inc.(a)	8,778
11	International Business Machines Corp.	1,631
51	Leidos Holdings, Inc.	4,187
56	MasterCard, Inc., Class A	15,247
15	PayPal Holdings, Inc.(a)	1,656
184	Sabre Corp.	4,326
265	Visa, Inc., Class A	47,170
54	Western Union Co. (The)	1,134
19	WEX, Inc.(a)	4,143

		112,999

	Leisure Products — 0.0%
92	Callaway Golf Co.	1,687

	Life Sciences Tools & Services — 0.1%
1	Illumina, Inc.(a)	299
11	IQVIA Holdings, Inc.(a)	1,751
8	Thermo Fisher Scientific, Inc.	2,222

		4,272

	Machinery — 2.4%
47	AGCO Corp.	3,619
108	Caterpillar, Inc.	14,220
66	Cummins, Inc.	10,824
112	Deere & Co.	18,553
48	Flowserve Corp.	2,401
35	IDEX Corp.	5,888
60	ITT, Inc.	3,745
76	Kennametal, Inc.	2,628
47	Oshkosh Corp.	3,928
100	Parker Hannifin Corp.	17,508
15	Proto Labs, Inc.(a)	1,561
66	Terex Corp.	2,010
52	Toro Co. (The)	3,787
8	Xylem, Inc.	642

		91,314

	Media — 1.2%
3	Cable One, Inc.	3,650
22	CBS Corp., Class B	1,133
42	Charter Communications, Inc., Class A(a)	16,186
364	Comcast Corp., Class A	15,714
39	Discovery, Inc., Series C(a)	1,101
18	Interpublic Group of Cos., Inc. (The)	413
72	New York Times Co. (The), Class A	2,569
110	News Corp., Class A	1,448
27	Omnicom Group, Inc.	2,166

		44,380

	Metals & Mining — 0.4%
110	Commercial Metals Co.	1,926
115	Newmont Goldcorp Corp.	4,200
19	Nucor Corp.	1,033
48	Reliance Steel & Aluminum Co.	4,798
31	Royal Gold, Inc.	3,548

		15,505

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Multi-Utilities — 0.2%
62	Consolidated Edison, Inc.	$5,268
11	DTE Energy Co.	1,398
16	Sempra Energy	2,167

		8,833

	Multiline Retail — 0.0%
13	Macy’s, Inc.	295
15	Target Corp.	1,296

		1,591

	Oil, Gas & Consumable Fuels — 1.3%
375	Apache Corp.	9,157
2,112	Chesapeake Energy Corp.(a)	3,823
71	Concho Resources, Inc.	6,935
731	Denbury Resources, Inc.(a)	826
64	Diamondback Energy, Inc.	6,619
71	EOG Resources, Inc.	6,095
123	EQT Corp.	1,859
98	Green Plains, Inc.	989
54	Hess Corp.	3,501
121	Noble Energy, Inc.	2,672
44	ONEOK, Inc.	3,084
32	Valero Energy Corp.	2,728
63	World Fuel Services Corp.	2,460

		50,748

	Paper & Forest Products — 0.1%
50	Domtar Corp.	2,123
81	Louisiana-Pacific Corp.	2,117

		4,240

	Personal Products — 0.0%
4	Estee Lauder Cos., Inc. (The), Class A	737

	Pharmaceuticals — 1.0%
3	Allergan PLC	482
20	Bristol-Myers Squibb Co.	888
57	Catalent, Inc.(a)	3,220
16	Eli Lilly & Co.	1,743
89	Merck & Co., Inc.	7,386
84	Novartis AG, Sponsored ADR	7,693
288	Novo Nordisk AS, Sponsored ADR	13,801
17	Perrigo Co. PLC	918
91	Pfizer, Inc.	3,534

		39,665

	Professional Services — 0.3%
48	Exponent, Inc.	3,302
19	Insperity, Inc.	2,021
54	Korn Ferry	2,121
29	ManpowerGroup, Inc.	2,649
28	Nielsen Holdings PLC	649

		10,742

	Real Estate Management & Development — 0.1%
17	CBRE Group, Inc., Class A(a)	901
24	Jones Lang LaSalle, Inc.	3,497

		4,398

	REITs – Apartments — 0.4%
92	American Campus Communities, Inc.	4,301
4	AvalonBay Communities, Inc.	835
61	Camden Property Trust	6,326
10	Equity Residential	789
5	Essex Property Trust, Inc.	1,511
4	Mid-America Apartment Communities, Inc.	472

		14,234

	REITs – Diversified — 0.1%
7	Crown Castle International Corp.	$933
11	Digital Realty Trust, Inc.	1,258
2	Equinix, Inc.	1,004
71	Weyerhaeuser Co.	1,804

		4,999

	REITs – Health Care — 0.2%
28	Ventas, Inc.	1,884
48	Welltower, Inc.	3,990

		5,874

	REITs – Hotels — 0.0%
102	Host Hotels & Resorts, Inc.	1,774

	REITs – Office Property — 0.5%
10	Boston Properties, Inc.	1,330
132	Corporate Office Properties Trust	3,685
156	Douglas Emmett, Inc.	6,368
199	Easterly Government Properties, Inc.	3,755
69	Kilroy Realty Corp.	5,483

		20,621

	REITs – Regional Malls — 0.1%
7	Macerich Co. (The)	231
12	Simon Property Group, Inc.	1,947

		2,178

	REITs – Storage — 0.0%
28	Iron Mountain, Inc.	823
2	Public Storage	486

		1,309

	REITs – Warehouse/Industrials — 0.2%
43	CyrusOne, Inc.	2,468
113	Liberty Property Trust	5,910

		8,378

	Road & Rail — 0.5%
40	Genesee & Wyoming, Inc., Class A(a)	4,392
22	Kansas City Southern	2,722
31	Norfolk Southern Corp.	5,925
38	Ryder System, Inc.	2,024
23	Union Pacific Corp.	4,139

		19,202

	Semiconductors & Semiconductor Equipment — 2.3%
15	Advanced Micro Devices, Inc.(a)	457
69	Applied Materials, Inc.	3,406
52	Brooks Automation, Inc.	2,018
27	Cabot Microelectronics Corp.	3,285
51	Cirrus Logic, Inc.(a)	2,502
36	Cree, Inc.(a)	2,238
84	First Solar, Inc.(a)	5,417
287	Intel Corp.	14,508
7	Lam Research Corp.	1,460
9	Microchip Technology, Inc.	850
108	NVIDIA Corp.	18,222
233	QUALCOMM, Inc.	17,046
40	Silicon Laboratories, Inc.(a)	4,488
96	Texas Instruments, Inc.	12,001

		87,898

	Software — 2.6%
7	Adobe, Inc.(a)	2,092
165	Autodesk, Inc.(a)	25,768
29	Blackbaud, Inc.	2,639
45	Bottomline Technologies, Inc.(a)	1,894
14	Fair Isaac Corp.(a)	4,864

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Software — continued
24	LogMeIn, Inc.	$1,823
148	Microsoft Corp.	20,168
563	Oracle Corp.	31,697
37	PTC, Inc.(a)	2,508
26	Qualys, Inc.(a)	2,251
3	salesforce.com, inc.(a)	463
33	Symantec Corp.	711

		96,878

	Specialty Retail — 0.7%
30	Aaron’s, Inc.	1,892
90	American Eagle Outfitters, Inc.	1,592
32	Asbury Automotive Group, Inc.(a)	2,947
11	Best Buy Co., Inc.	842
16	Five Below, Inc.(a)	1,879
35	Home Depot, Inc. (The)	7,479
25	Lithia Motors, Inc., Class A	3,297
20	Lowe’s Cos., Inc.	2,028
25	Monro, Inc.	2,105
14	Tiffany & Co.	1,315
33	Williams-Sonoma, Inc.	2,200

		27,576

	Technology Hardware, Storage & Peripherals — 1.7%
233	Apple, Inc.	49,638
232	Hewlett Packard Enterprise Co.	3,334
163	HP, Inc.	3,430
83	NCR Corp.(a)	2,806
15	NetApp, Inc.	877
23	Seagate Technology PLC	1,065
9	Western Digital Corp.	485
47	Xerox Corp.	1,509

		63,144

	Textiles, Apparel & Luxury Goods — 0.7%
20	Deckers Outdoor Corp.(a)	3,125
32	Hanesbrands, Inc.	515
21	NIKE, Inc., Class B	1,807
5	PVH Corp.	445
789	Under Armour, Inc., Class A(a)	18,202
76	Wolverine World Wide, Inc.	2,063

		26,157

	Thrifts & Mortgage Finance — 0.1%
288	New York Community Bancorp, Inc.	3,321

	Trading Companies & Distributors — 0.2%
72	Fastenal Co.	2,218
27	GATX Corp.	2,075
14	United Rentals, Inc.(a)	1,772
8	W.W. Grainger, Inc.	2,328

		8,393

	Water Utilities — 0.2%
52	American Water Works Co., Inc.	5,968
81	Aqua America, Inc.	3,398

		9,366

	Total Common Stocks (Identified Cost $2,110,168)	2,163,671

Principal Amount	Description	Value (†)
Bonds and Notes — 4.2%
	Agency Commercial Mortgage-Backed Securities — 0.1%
$2,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.185%, 12/25/2020(b)	$2,044

	Automotive — 0.1%
2,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	2,018

	Banking — 0.8%
2,000	American Express Co., 3.700%, 8/03/2023	2,089
2,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	2,029
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	1,987
2,000	Bank of New York Mellon Corp. (The), Series 10YR, MTN, 3.650%, 2/04/2024	2,108
2,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	2,064
2,000	Capital One Financial Corp., 3.300%, 10/30/2024	2,071
1,000	Citigroup, Inc., 4.600%, 3/09/2026	1,080
1,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	995
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,089
2,000	HSBC Holdings PLC, 5.100%, 4/05/2021	2,087
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,053
2,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	2,113
1,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	999
1,000	Santander UK PLC, 2.375%, 3/16/2020	999
2,000	SunTrust Bank, 2.250%, 1/31/2020	1,998
2,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	2,037
2,000	Westpac Banking Corp., 2.750%, 1/11/2023	2,024

		30,822

	Cable Satellite — 0.1%
2,000	Comcast Corp., 3.000%, 2/01/2024	2,053

	Construction Machinery — 0.1%
2,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	2,020

	Consumer Cyclical Services — 0.1%
2,000	eBay, Inc., 3.800%, 3/09/2022	2,064

	Electric — 0.1%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	2,101
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,072

		4,173

	Food & Beverage — 0.1%
2,000	General Mills, Inc., 4.000%, 4/17/2025	2,123

	Government Owned – No Guarantee — 0.1%
4,000	Federal National Mortgage Association, 6.625%, 11/15/2030	5,699

	Health Insurance — 0.1%
2,000	Anthem, Inc., 4.101%, 3/01/2028	2,127
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	1,299

		3,426

	Healthcare — 0.1%
2,000	CVS Health Corp., 3.875%, 7/20/2025	2,087
2,000	Express Scripts Holding Co., 4.500%, 2/25/2026	2,163
2,000	McKesson Corp., 3.950%, 2/16/2028	2,076

		6,326

	Integrated Energy — 0.1%
2,000	BP Capital Markets PLC, 3.814%, 2/10/2024	2,113
1,000	Chevron Corp., 1.961%, 3/03/2020	999
2,000	Shell International Finance BV, 6.375%, 12/15/2038	2,863

		5,975

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2040 Fund – (continued)

Principal Amount	Description	Value (†)
	Life Insurance — 0.1%
$2,000	American International Group, Inc., 3.900%, 4/01/2026	$2,110

	Midstream — 0.1%
2,000	Enterprise Products Operating LLC, 2.550%, 10/15/2019	2,000
2,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	2,109

		4,109

	Mortgage Related — 0.8%
12,692	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	12,868
13,478	FNMA, 3.500%, 6/01/2049	13,816
4,536	FNMA, 4.000%, 2/01/2049	4,693
2,921	FNMA, 4.500%, 5/01/2049	3,064

		34,441

	Oil Field Services — 0.1%
2,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	2,016

	Pharmaceuticals — 0.1%
2,000	AbbVie, Inc., 3.600%, 5/14/2025	2,063

	Railroads — 0.1%
2,000	CSX Corp., 2.600%, 11/01/2026	1,997

	REITs – Office Property — 0.0%
1,000	Boston Properties LP, 2.750%, 10/01/2026	994

	Restaurants — 0.1%
2,000	Starbucks Corp., 3.800%, 8/15/2025	2,125

	Technology — 0.1%
1,000	Apple, Inc., 2.500%, 2/09/2025	1,008
2,000	International Business Machines Corp., 4.000%, 6/20/2042	2,107
2,000	Oracle Corp., 2.950%, 5/15/2025	2,052
2,000	QUALCOMM, Inc., 3.450%, 5/20/2025	2,083

		7,250

	Treasuries — 0.7%
1,000	U.S. Treasury Bond, 2.500%, 5/15/2046	994
3,000	U.S. Treasury Bond, 2.875%, 11/15/2046	3,208
5,000	U.S. Treasury Bond, 3.000%, 5/15/2045	5,464
1,000	U.S. Treasury Bond, 3.000%, 2/15/2048	1,095
2,000	U.S. Treasury Bond, 3.000%, 2/15/2049	2,195
1,000	U.S. Treasury Bond, 4.250%, 11/15/2040	1,310
1,000	U.S. Treasury Bond, 4.375%, 5/15/2041	1,334
2,000	U.S. Treasury Bond, 5.250%, 2/15/2029	2,561
2,000	U.S. Treasury Note, 1.125%, 9/30/2021	1,968
1,000	U.S. Treasury Note, 1.625%, 8/31/2022	993
3,000	U.S. Treasury Note, 1.750%, 5/15/2023	2,988
1,000	U.S. Treasury Note, 2.000%, 11/15/2026	1,004
2,000	U.S. Treasury Note, 2.125%, 12/31/2022	2,018
1,000	U.S. Treasury Note, 2.250%, 11/15/2027	1,020
1,000	U.S. Treasury Note, 2.625%, 2/15/2029	1,052
1,000	U.S. Treasury Note, 2.875%, 9/30/2023	1,041

		30,245

	Wireless — 0.0%
1,000	Vodafone Group PLC, 6.150%, 2/27/2037	1,226

	Wirelines — 0.1%
2,000	AT&T, Inc., 3.400%, 5/15/2025	2,057
2,000	AT&T, Inc., 3.875%, 1/15/2026	2,105

		4,162

	Total Bonds and Notes (Identified Cost $158,059)	161,481

Shares	Description	Value (†)
Exchange-Traded Funds — 14.8%
5,901	iShares® ESG MSCI EAFE ETF	$372,530
5,656	iShares® ESG MSCI Emerging Markets ETF	188,515

	Total Exchange-Traded Funds (Identified Cost $547,246)	561,045

Affiliated Mutual Funds — 23.8%
9,861	Loomis Sayles Inflation Protected Securities Fund, Class N	104,028
5,513	Loomis Sayles Limited Term Government and Agency Fund, Class N	62,460
13,916	Mirova Global Green Bond Fund, Class N	146,952
52,801	Mirova International Sustainable Equity Fund, Class N	591,899

	Total Affiliated Mutual Funds (Identified Cost $879,653)	905,339

	Total Investments — 99.7% (Identified Cost $3,695,126)	3,791,536
	Other assets less liabilities — 0.3%	11,468

	Net Assets — 100.0%	$3,803,004

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of July 31, 2019 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at July 31, 2019 (Unaudited)

Equity	87.3%
Fixed Income	12.4

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

See accompanying notes to financial statements.

51  |

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2045 Fund

Shares	Description	Value (†)
Common Stocks — 57.7% of Net Assets
	Aerospace & Defense — 0.4%
16	Axon Enterprise, Inc.(a)	$1,124
25	Moog, Inc., Class A	2,037
3	Raytheon Co.	547
16	Teledyne Technologies, Inc.(a)	4,660
47	United Technologies Corp.	6,279

		14,647

	Air Freight & Logistics — 0.9%
289	Expeditors International of Washington, Inc.	22,065
41	FedEx Corp.	6,992
48	United Parcel Service, Inc., Class B	5,734

		34,791

	Airlines — 0.2%
301	American Airlines Group, Inc.	9,184

	Auto Components — 0.4%
100	American Axle & Manufacturing Holdings, Inc.(a)	1,207
90	Aptiv PLC	7,888
17	BorgWarner, Inc.	642
136	Delphi Technologies PLC	2,549
28	Visteon Corp.(a)	1,845

		14,131

	Automobiles — 0.7%
987	Fiat Chrysler Automobiles NV	13,018
344	General Motors Co.	13,877

		26,895

	Banks — 4.0%
81	Ameris Bancorp	3,221
145	BancorpSouth Bank	4,334
779	Bank of America Corp.	23,900
143	BB&T Corp.	7,369
348	Citigroup, Inc.	24,764
164	Citizens Financial Group, Inc.	6,111
111	Columbia Banking System, Inc.	4,186
14	Comerica, Inc.	1,025
280	CVB Financial Corp.	6,163
254	Fulton Financial Corp.	4,318
112	Huntington Bancshares, Inc.	1,596
129	International Bancshares Corp.	4,854
217	KeyCorp	3,986
26	M&T Bank Corp.	4,270
441	People’s United Financial, Inc.	7,241
87	PNC Financial Services Group, Inc. (The)	12,432
130	Regions Financial Corp.	2,071
199	Trustmark Corp.	7,072
292	Wells Fargo & Co.	14,136
70	Westamerica Bancorporation	4,487
53	Wintrust Financial Corp.	3,792
55	Zions Bancorp N.A.	2,479

		153,807

	Beverages — 1.8%
42	Brown-Forman Corp., Class B	2,302
393	Coca-Cola Co. (The)	20,684
60	Constellation Brands, Inc., Class A	11,809
442	Monster Beverage Corp.(a)	28,496
52	PepsiCo, Inc.	6,646

		69,937

	Biotechnology — 1.7%
18	AbbVie, Inc.	1,199
69	Amgen, Inc.	12,874
5	Biogen, Inc.(a)	1,189
	Biotechnology — continued
118	BioMarin Pharmaceutical, Inc.(a)	$9,360
19	Celgene Corp.(a)	1,745
46	Gilead Sciences, Inc.	3,014
20	Ligand Pharmaceuticals, Inc.(a)	1,830
57	Medicines Co. (The)(a)	2,043
97	Regeneron Pharmaceuticals, Inc.(a)	29,562
37	Repligen Corp.(a)	3,493
2	Vertex Pharmaceuticals, Inc.(a)	333

		66,642

	Building Products — 0.4%
247	Johnson Controls International PLC	10,483
21	Lennox International, Inc.	5,386

		15,869

	Capital Markets — 4.2%
2	Affiliated Managers Group, Inc.	172
10	Ameriprise Financial, Inc.	1,455
423	Bank of New York Mellon Corp. (The)	19,847
14	BlackRock, Inc.	6,547
404	Charles Schwab Corp. (The)	17,461
21	CME Group, Inc.	4,083
54	FactSet Research Systems, Inc.	14,974
67	Franklin Resources, Inc.	2,186
45	Goldman Sachs Group, Inc. (The)	9,906
7	Intercontinental Exchange, Inc.	615
35	Invesco Ltd.	672
104	Janus Henderson Group PLC	2,087
107	Legg Mason, Inc.	4,030
73	Moody’s Corp.	15,647
65	MSCI, Inc.	14,771
51	Northern Trust Corp.	4,998
41	S&P Global, Inc.	10,043
249	SEI Investments Co.	14,838
295	State Street Corp.	17,136

		161,468

	Chemicals — 0.7%
26	Ecolab, Inc.	5,245
57	HB Fuller Co.	2,725
40	Innospec, Inc.	3,735
4	International Flavors & Fragrances, Inc.	576
54	Linde PLC	10,329
39	Minerals Technologies, Inc.	2,077
22	Stepan Co.	2,181

		26,868

	Commercial Services & Supplies — 0.3%
38	Healthcare Services Group, Inc.	909
29	MSA Safety, Inc.	3,055
42	Tetra Tech, Inc.	3,326
21	Waste Management, Inc.	2,457

		9,747

	Communications Equipment — 0.8%
69	Ciena Corp.(a)	3,120
403	Cisco Systems, Inc.	22,326
37	InterDigital, Inc.	2,384
39	Lumentum Holdings, Inc.(a)	2,208
9	Motorola Solutions, Inc.	1,494

		31,532

	Construction & Engineering — 0.1%
130	AECOM(a)	4,674

See accompanying notes to financial statements.

|  52

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Consumer Finance — 0.9%
103	American Express Co.	$12,810
242	Capital One Financial Corp.	22,366
35	Navient Corp.	495

		35,671

	Containers & Packaging — 0.2%
69	Ball Corp.	4,932
9	Crown Holdings, Inc.(a)	576
40	International Paper Co.	1,756
86	Owens-Illinois, Inc.	1,460

		8,724

	Distributors — 0.2%
41	Genuine Parts Co.	3,982
20	POOL CORP.	3,787

		7,769

	Diversified Consumer Services — 0.1%
86	Service Corp. International	3,968

	Diversified Telecommunication Services — 0.1%
79	AT&T, Inc.	2,690
43	Verizon Communications, Inc.	2,377

		5,067

	Electric Utilities — 0.5%
130	American Electric Power Co., Inc.	11,415
22	Edison International	1,640
17	Eversource Energy	1,290
38	IDACORP, Inc.	3,878

		18,223

	Electrical Equipment — 0.2%
11	Acuity Brands, Inc.	1,476
32	Eaton Corp. PLC	2,630
21	Hubbell, Inc.	2,728

		6,834

	Electronic Equipment, Instruments & Components — 1.0%
73	Avnet, Inc.	3,316
23	Belden, Inc.	1,045
74	Cognex Corp.	3,257
16	Coherent, Inc.(a)	2,222
15	Littelfuse, Inc.	2,534
11	Rogers Corp.(a)	1,745
172	TE Connectivity Ltd.	15,893
88	Trimble, Inc.(a)	3,719
131	Vishay Intertechnology, Inc.	2,227
18	Zebra Technologies Corp., Class A(a)	3,796

		39,754

	Energy Equipment & Services — 0.7%
34	Apergy Corp.(a)	1,106
49	Baker Hughes, a GE Co.	1,244
62	C&J Energy Services, Inc.(a)	678
18	Core Laboratories NV	903
210	Halliburton Co.	4,830
69	National Oilwell Varco, Inc.	1,644
57	Oceaneering International, Inc.(a)	881
51	Oil States International, Inc.(a)	761
347	Schlumberger Ltd.	13,870
47	TechnipFMC PLC	1,294
76	U.S. Silica Holdings, Inc.	1,053

		28,264

	Entertainment — 1.2%
31	Activision Blizzard, Inc.	1,511
63	Cinemark Holdings, Inc.	2,515
	Entertainment — continued
15	Electronic Arts, Inc.(a)	$1,387
66	Netflix, Inc.(a)	21,317
3	Take-Two Interactive Software, Inc.(a)	368
10	Viacom, Inc., Class B	304
133	Walt Disney Co. (The)	19,020

		46,422

	Food & Staples Retailing — 0.2%
81	Kroger Co. (The)	1,714
234	SpartanNash Co.	2,766
9	Sysco Corp.	617
13	Walgreens Boots Alliance, Inc.	708

		5,805

	Food Products — 0.6%
58	Campbell Soup Co.	2,398
733	Danone S.A., Sponsored ADR	12,622
19	General Mills, Inc.	1,009
57	Hain Celestial Group, Inc. (The)(a)	1,241
3	Hershey Co. (The)	455
26	Ingredion, Inc.	2,010
12	J.M. Smucker Co. (The)	1,334
11	Kellogg Co.	640
62	Kraft Heinz Co. (The)	1,985
7	Mondelez International, Inc., Class A	374

		24,068

	Gas Utilities — 0.3%
78	New Jersey Resources Corp.	3,890
44	ONE Gas, Inc.	4,012
68	South Jersey Industries, Inc.	2,315

		10,217

	Health Care Equipment & Supplies — 0.8%
16	Alcon, Inc.(a)	940
5	Align Technology, Inc.(a)	1,045
1	Becton Dickinson and Co.	253
8	Boston Scientific Corp.(a)	340
3	Danaher Corp.	421
21	DENTSPLY SIRONA, Inc.	1,143
1	Edwards Lifesciences Corp.(a)	213
31	Globus Medical, Inc.(a)	1,413
16	Haemonetics Corp.(a)	1,953
2	Intuitive Surgical, Inc.(a)	1,039
104	Meridian Bioscience, Inc.	1,243
23	Merit Medical Systems, Inc.(a)	908
42	STERIS PLC	6,252
1	Stryker Corp.	210
75	Varian Medical Systems, Inc.(a)	8,803
28	West Pharmaceutical Services, Inc.	3,844

		30,020

	Health Care Providers & Services — 1.4%
32	Acadia Healthcare Co., Inc.(a)	1,022
10	Amedisys, Inc.(a)	1,379
3	Anthem, Inc.	884
20	BioTelemetry, Inc.(a)	939
92	Centene Corp.(a)	4,792
8	Chemed Corp.	3,243
7	Cigna Corp.	1,189
276	CVS Health Corp.	15,420
37	Encompass Health Corp.	2,362
62	HCA Healthcare, Inc.	8,278
27	Henry Schein, Inc.(a)	1,797
11	Humana, Inc.	3,264
12	Laboratory Corp. of America Holdings(a)	2,010

See accompanying notes to financial statements.

53  |

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
32	MEDNAX, Inc.(a)	$786
51	Patterson Cos., Inc.	1,010
20	Quest Diagnostics, Inc.	2,042
16	UnitedHealth Group, Inc.	3,984

		54,401

	Health Care Technology — 0.5%
110	Allscripts Healthcare Solutions, Inc.(a)	1,133
208	Cerner Corp.	14,903
34	Medidata Solutions, Inc.(a)	3,107

		19,143

	Hotels, Restaurants & Leisure — 2.4%
12	Domino’s Pizza, Inc.	2,934
40	Dunkin’ Brands Group, Inc.	3,206
101	Hilton Worldwide Holdings, Inc.	9,752
18	Jack in the Box, Inc.	1,293
25	Marriott Vacations Worldwide Corp.	2,556
5	McDonald’s Corp.	1,054
447	MGM Resorts International	13,419
38	Six Flags Entertainment Corp.	2,007
259	Starbucks Corp.	24,525
117	Wendy’s Co. (The)	2,128
428	Yum China Holdings, Inc.	19,474
86	Yum! Brands, Inc.	9,677

		92,025

	Household Durables — 0.3%
9	iRobot Corp.(a)	658
117	KB Home	3,073
88	Meritage Homes Corp.(a)	5,527
41	Tupperware Brands Corp.	628

		9,886

	Household Products — 1.0%
162	Colgate-Palmolive Co.	11,622
219	Procter & Gamble Co. (The)	25,851

		37,473

	Independent Power & Renewable Electricity Producers — 0.2%
67	AES Corp. (The)	1,125
67	Ormat Technologies, Inc.	4,392
157	Pattern Energy Group, Inc.	3,600

		9,117

	Industrial Conglomerates — 0.4%
1,506	General Electric Co.	15,738

	Insurance — 1.4%
8	Aflac, Inc.	421
42	Allstate Corp. (The)	4,511
302	American International Group, Inc.	16,909
6	Brighthouse Financial, Inc.(a)	235
71	Chubb Ltd.	10,852
67	First American Financial Corp.	3,874
14	Hartford Financial Services Group, Inc. (The)	807
9	Lincoln National Corp.	588
23	Marsh & McLennan Cos., Inc.	2,272
14	MetLife, Inc.	692
72	Prudential Financial, Inc.	7,294
33	Travelers Cos., Inc. (The)	4,838

		53,293

	Interactive Media & Services — 2.7%
14	Alphabet, Inc., Class A(a)	17,055
33	Alphabet, Inc., Class C(a)	40,151
241	Facebook, Inc., Class A(a)	46,809
7	TripAdvisor, Inc.(a)	309

		104,324

	Internet & Direct Marketing Retail — 2.8%
177	Alibaba Group Holding Ltd., Sponsored ADR(a)	$30,641
24	Amazon.com, Inc.(a)	44,803
10	Booking Holdings, Inc.(a)	18,866
291	eBay, Inc.	11,986

		106,296

	IT Services — 2.9%
93	Automatic Data Processing, Inc.	15,486
7	Cognizant Technology Solutions Corp., Class A	456
162	DXC Technology Co.	9,035
65	Gartner, Inc.(a)	9,057
12	International Business Machines Corp.	1,779
53	Leidos Holdings, Inc.	4,351
53	MasterCard, Inc., Class A	14,430
16	PayPal Holdings, Inc.(a)	1,766
198	Sabre Corp.	4,655
262	Visa, Inc., Class A	46,636
53	Western Union Co. (The)	1,113
20	WEX, Inc.(a)	4,362

		113,126

	Leisure Products — 0.0%
67	Callaway Golf Co.	1,229

	Life Sciences Tools & Services — 0.1%
1	Illumina, Inc.(a)	299
9	IQVIA Holdings, Inc.(a)	1,433
9	Thermo Fisher Scientific, Inc.	2,499

		4,231

	Machinery — 2.5%
49	AGCO Corp.	3,773
121	Caterpillar, Inc.	15,932
70	Cummins, Inc.	11,480
114	Deere & Co.	18,884
47	Flowserve Corp.	2,352
36	IDEX Corp.	6,056
65	ITT, Inc.	4,057
66	Kennametal, Inc.	2,282
51	Oshkosh Corp.	4,262
105	Parker Hannifin Corp.	18,383
11	Proto Labs, Inc.(a)	1,145
65	Terex Corp.	1,979
57	Toro Co. (The)	4,151
5	Xylem, Inc.	402

		95,138

	Media — 1.2%
4	Cable One, Inc.	4,867
17	CBS Corp., Class B	875
42	Charter Communications, Inc., Class A(a)	16,186
369	Comcast Corp., Class A	15,930
32	Discovery, Inc., Series C(a)	904
14	Interpublic Group of Cos., Inc. (The)	321
71	New York Times Co. (The), Class A	2,533
86	News Corp., Class A	1,132
24	Omnicom Group, Inc.	1,925

		44,673

	Metals & Mining — 0.4%
88	Commercial Metals Co.	1,541
130	Newmont Goldcorp Corp.	4,748
16	Nucor Corp.	870
50	Reliance Steel & Aluminum Co.	4,997
33	Royal Gold, Inc.	3,777

		15,933

See accompanying notes to financial statements.

|  54

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Multi-Utilities — 0.3%
76	Consolidated Edison, Inc.	$6,457
10	DTE Energy Co.	1,271
15	Sempra Energy	2,032

		9,760

	Multiline Retail — 0.0%
11	Macy’s, Inc.	250
15	Target Corp.	1,296

		1,546

	Oil, Gas & Consumable Fuels — 1.4%
386	Apache Corp.	9,426
2,185	Chesapeake Energy Corp.(a)	3,955
73	Concho Resources, Inc.	7,131
485	Denbury Resources, Inc.(a)	548
65	Diamondback Energy, Inc.	6,723
72	EOG Resources, Inc.	6,181
81	EQT Corp.	1,224
72	Green Plains, Inc.	727
67	Hess Corp.	4,344
118	Noble Energy, Inc.	2,605
55	ONEOK, Inc.	3,854
40	Valero Energy Corp.	3,410
47	World Fuel Services Corp.	1,835

		51,963

	Paper & Forest Products — 0.1%
49	Domtar Corp.	2,080
65	Louisiana-Pacific Corp.	1,699

		3,779

	Personal Products — 0.0%
3	Estee Lauder Cos., Inc. (The), Class A	553

	Pharmaceuticals — 1.1%
1	Allergan PLC	160
14	Bristol-Myers Squibb Co.	622
63	Catalent, Inc.(a)	3,559
18	Eli Lilly & Co.	1,961
91	Merck & Co., Inc.	7,552
85	Novartis AG, Sponsored ADR	7,784
292	Novo Nordisk AS, Sponsored ADR	13,993
25	Perrigo Co. PLC	1,350
95	Pfizer, Inc.	3,690

		40,671

	Professional Services — 0.3%
52	Exponent, Inc.	3,578
20	Insperity, Inc.	2,127
53	Korn Ferry	2,082
32	ManpowerGroup, Inc.	2,923
44	Nielsen Holdings PLC	1,019

		11,729

	Real Estate Management & Development — 0.1%
12	CBRE Group, Inc., Class A(a)	636
27	Jones Lang LaSalle, Inc.	3,934

		4,570

	REITs – Apartments — 0.4%
95	American Campus Communities, Inc.	4,441
3	AvalonBay Communities, Inc.	627
63	Camden Property Trust	6,534
7	Equity Residential	552
6	Essex Property Trust, Inc.	1,813
4	Mid-America Apartment Communities, Inc.	471

		14,438

	REITs – Diversified — 0.1%
5	Crown Castle International Corp.	$666
9	Digital Realty Trust, Inc.	1,029
2	Equinix, Inc.	1,004
65	Weyerhaeuser Co.	1,652

		4,351

	REITs – Health Care — 0.2%
28	Ventas, Inc.	1,884
49	Welltower, Inc.	4,073

		5,957

	REITs – Hotels — 0.0%
97	Host Hotels & Resorts, Inc.	1,687

	REITs – Office Property — 0.6%
11	Boston Properties, Inc.	1,462
142	Corporate Office Properties Trust	3,965
161	Douglas Emmett, Inc.	6,572
214	Easterly Government Properties, Inc.	4,038
72	Kilroy Realty Corp.	5,721

		21,758

	REITs – Regional Malls — 0.0%
6	Macerich Co. (The)	198
10	Simon Property Group, Inc.	1,622

		1,820

	REITs – Storage — 0.0%
32	Iron Mountain, Inc.	941
2	Public Storage	486

		1,427

	REITs – Warehouse/Industrials — 0.2%
36	CyrusOne, Inc.	2,066
117	Liberty Property Trust	6,119

		8,185

	Road & Rail — 0.5%
42	Genesee & Wyoming, Inc., Class A(a)	4,612
19	Kansas City Southern	2,351
37	Norfolk Southern Corp.	7,072
32	Ryder System, Inc.	1,704
24	Union Pacific Corp.	4,319

		20,058

	Semiconductors & Semiconductor Equipment — 2.3%
13	Advanced Micro Devices, Inc.(a)	396
70	Applied Materials, Inc.	3,456
38	Brooks Automation, Inc.	1,474
30	Cabot Microelectronics Corp.	3,650
44	Cirrus Logic, Inc.(a)	2,158
31	Cree, Inc.(a)	1,928
87	First Solar, Inc.(a)	5,611
290	Intel Corp.	14,659
7	Lam Research Corp.	1,460
8	Microchip Technology, Inc.	755
111	NVIDIA Corp.	18,728
230	QUALCOMM, Inc.	16,827
42	Silicon Laboratories, Inc.(a)	4,713
96	Texas Instruments, Inc.	12,001

		87,816

	Software — 2.5%
8	Adobe, Inc.(a)	2,391
163	Autodesk, Inc.(a)	25,456
25	Blackbaud, Inc.	2,275
45	Bottomline Technologies, Inc.(a)	1,894
14	Fair Isaac Corp.(a)	4,864

See accompanying notes to financial statements.

55  |

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Software — continued
19	LogMeIn, Inc.	$1,443
152	Microsoft Corp.	20,713
553	Oracle Corp.	31,134
39	PTC, Inc.(a)	2,643
28	Qualys, Inc.(a)	2,424
2	salesforce.com, inc.(a)	309
33	Symantec Corp.	711

		96,257

	Specialty Retail — 0.7%
25	Aaron’s, Inc.	1,576
64	American Eagle Outfitters, Inc.	1,132
35	Asbury Automotive Group, Inc.(a)	3,223
17	Best Buy Co., Inc.	1,301
13	Five Below, Inc.(a)	1,527
36	Home Depot, Inc. (The)	7,693
25	Lithia Motors, Inc., Class A	3,297
17	Lowe’s Cos., Inc.	1,724
27	Monro, Inc.	2,274
11	Tiffany & Co.	1,033
27	Williams-Sonoma, Inc.	1,800

		26,580

	Technology Hardware, Storage & Peripherals — 1.8%
262	Apple, Inc.	55,817
235	Hewlett Packard Enterprise Co.	3,377
150	HP, Inc.	3,156
73	NCR Corp.(a)	2,468
11	NetApp, Inc.	643
22	Seagate Technology PLC	1,019
6	Western Digital Corp.	323
45	Xerox Corp.	1,445

		68,248

	Textiles, Apparel & Luxury Goods — 0.7%
21	Deckers Outdoor Corp.(a)	3,282
15	Hanesbrands, Inc.	241
23	NIKE, Inc., Class B	1,979
4	PVH Corp.	356
793	Under Armour, Inc., Class A(a)	18,295
83	Wolverine World Wide, Inc.	2,253

		26,406

	Thrifts & Mortgage Finance — 0.1%
310	New York Community Bancorp, Inc.	3,574

	Trading Companies & Distributors — 0.2%
76	Fastenal Co.	2,341
20	GATX Corp.	1,537
13	United Rentals, Inc.(a)	1,645
9	W.W. Grainger, Inc.	2,619

		8,142

	Water Utilities — 0.3%
62	American Water Works Co., Inc.	7,116
88	Aqua America, Inc.	3,692

		10,808

	Total Common Stocks (Identified Cost $2,176,855)	2,219,107

Principal Amount	Description	Value (†)
Bonds and Notes — 3.9%
	Agency Commercial Mortgage-Backed Securities — 0.0%
$1,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.185%, 12/25/2020(b)	$1,022

	Automotive — 0.1%
2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,048
2,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	2,019

		4,067

	Banking — 0.7%
2,000	American Express Co., 3.700%, 8/03/2023	2,089
2,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	2,029
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	1,987
2,000	Bank of New York Mellon Corp. (The), Series 10YR, MTN, 3.650%, 2/04/2024	2,108
2,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	2,064
2,000	Capital One Financial Corp., 3.300%, 10/30/2024	2,071
1,000	Citigroup, Inc., 4.600%, 3/09/2026	1,080
1,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	995
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,089
2,000	HSBC Holdings PLC, 5.100%, 4/05/2021	2,087
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,053
2,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	2,113
1,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	999
1,000	Santander UK PLC, 2.375%, 3/16/2020	999
1,000	SunTrust Bank, 2.250%, 1/31/2020	999
2,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	2,037

		27,799

	Construction Machinery — 0.0%
1,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	1,010

	Consumer Cyclical Services — 0.1%
2,000	eBay, Inc., 3.800%, 3/09/2022	2,064

	Electric — 0.1%
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,072

	Financial Other — 0.1%
2,000	ORIX Corp., 2.900%, 7/18/2022	2,032

	Government Owned – No Guarantee — 0.1%
2,000	Federal National Mortgage Association, 6.625%, 11/15/2030	2,849

	Health Insurance — 0.1%
2,000	Anthem, Inc., 4.101%, 3/01/2028	2,127
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	1,299

		3,426

	Healthcare — 0.1%
1,000	CVS Health Corp., 3.875%, 7/20/2025	1,044
2,000	Express Scripts Holding Co., 4.500%, 2/25/2026	2,163
2,000	McKesson Corp., 3.950%, 2/16/2028	2,076

		5,283

	Independent Energy — 0.1%
2,000	EQT Corp., 3.000%, 10/01/2022	1,945

	Integrated Energy — 0.1%
1,000	BP Capital Markets PLC, 3.814%, 2/10/2024	1,057
1,000	Chevron Corp., 1.961%, 3/03/2020	999
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,431

		3,487

See accompanying notes to financial statements.

|  56

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2045 Fund – (continued)

Principal Amount	Description	Value (†)
	Media Entertainment — 0.1%
$2,000	Viacom, Inc., 6.875%, 4/30/2036	$2,534

	Midstream — 0.1%
2,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	2,081
1,000	Enterprise Products Operating LLC, 2.550%, 10/15/2019	1,000
2,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	2,109

		5,190

	Mortgage Related — 0.6%
9,785	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	9,915
9,006	FNMA, 3.500%, 6/01/2049	9,232
5,526	FNMA, 4.000%, with various maturities in 2049(c)	5,718
1,947	FNMA, 4.500%, 5/01/2049	2,042

		26,907

	Pharmaceuticals — 0.1%
2,000	AbbVie, Inc., 3.600%, 5/14/2025	2,063

	Railroads — 0.1%
2,000	CSX Corp., 2.600%, 11/01/2026	1,997

	REITs – Office Property — 0.0%
1,000	Boston Properties LP, 2.750%, 10/01/2026	994

	Restaurants — 0.1%
2,000	Starbucks Corp., 3.800%, 8/15/2025	2,125

	Technology — 0.1%
1,000	Apple, Inc., 2.500%, 2/09/2025	1,008
2,000	International Business Machines Corp., 4.000%, 6/20/2042	2,107
2,000	Oracle Corp., 2.950%, 5/15/2025	2,052
2,000	QUALCOMM, Inc., 3.450%, 5/20/2025	2,083

		7,250

	Treasuries — 0.9%
1,000	U.S. Treasury Bond, 2.500%, 5/15/2046	994
3,000	U.S. Treasury Bond, 2.875%, 11/15/2046	3,208
5,000	U.S. Treasury Bond, 3.000%, 5/15/2045	5,464
1,000	U.S. Treasury Bond, 3.000%, 2/15/2048	1,095
2,000	U.S. Treasury Bond, 3.000%, 2/15/2049	2,195
1,000	U.S. Treasury Bond, 4.250%, 11/15/2040	1,310
1,000	U.S. Treasury Bond, 4.375%, 5/15/2041	1,334
3,000	U.S. Treasury Bond, 5.250%, 2/15/2029	3,841
2,000	U.S. Treasury Note, 1.125%, 12/31/2019	1,991
1,000	U.S. Treasury Note, 1.125%, 4/30/2020	993
3,000	U.S. Treasury Note, 1.125%, 9/30/2021	2,952
2,000	U.S. Treasury Note, 1.750%, 5/15/2023	1,992
1,000	U.S. Treasury Note, 2.000%, 11/15/2026	1,004
2,000	U.S. Treasury Note, 2.125%, 12/31/2022	2,018
1,000	U.S. Treasury Note, 2.250%, 11/15/2025	1,020
2,000	U.S. Treasury Note, 2.250%, 11/15/2027	2,041
2,000	U.S. Treasury Note, 2.625%, 2/15/2029	2,104
2,000	U.S. Treasury Note, 2.875%, 9/30/2023	2,081

		37,637

	Wireless — 0.1%
2,000	Vodafone Group PLC, 6.150%, 2/27/2037	2,452

	Wirelines — 0.1%
2,000	AT&T, Inc., 3.400%, 5/15/2025	2,057

	Total Bonds and Notes (Identified Cost $145,967)	148,262

Shares	Description	Value (†)
Exchange-Traded Funds — 15.2%
6,284	iShares® ESG MSCI EAFE ETF	$396,709
5,625	iShares® ESG MSCI Emerging Markets ETF	187,481

	Total Exchange-Traded Funds (Identified Cost $576,363)	584,190

Affiliated Mutual Funds — 20.9%
3,988	Loomis Sayles Inflation Protected Securities Fund, Class N	42,070
5,553	Loomis Sayles Limited Term Government and Agency Fund, Class N	62,918
5,972	Mirova Global Green Bond Fund, Class N	63,063
56,767	Mirova International Sustainable Equity Fund, Class N	636,357

	Total Affiliated Mutual Funds (Identified Cost $792,263)	804,408

	Total Investments — 97.7% (Identified Cost $3,691,448)	3,755,967
	Other assets less liabilities — 2.3%	87,171

	Net Assets — 100.0%	$3,843,138

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of July 31, 2019 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at July 31, 2019 (Unaudited)

Equity	89.5%
Fixed Income	8.2

Total Investments	97.7
Other assets less liabilities	2.3

Net Assets	100.0%

See accompanying notes to financial statements.

57  |

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2050 Fund

Shares	Description	Value (†)
Common Stocks — 58.6% of Net Assets
	Aerospace & Defense — 0.4%
17	Axon Enterprise, Inc.(a)	$1,194
24	Moog, Inc., Class A	1,955
5	Raytheon Co.	912
12	Teledyne Technologies, Inc.(a)	3,495
35	United Technologies Corp.	4,676

		12,232

	Air Freight & Logistics — 0.9%
272	Expeditors International of Washington, Inc.	20,767
36	FedEx Corp.	6,139
38	United Parcel Service, Inc., Class B	4,540

		31,446

	Airlines — 0.2%
264	American Airlines Group, Inc.	8,055

	Auto Components — 0.4%
106	American Axle & Manufacturing Holdings, Inc.(a)	1,279
80	Aptiv PLC	7,012
16	BorgWarner, Inc.	605
119	Delphi Technologies PLC	2,230
21	Visteon Corp.(a)	1,384

		12,510

	Automobiles — 0.7%
868	Fiat Chrysler Automobiles NV	11,449
302	General Motors Co.	12,183

		23,632

	Banks — 3.9%
62	Ameris Bancorp	2,466
116	BancorpSouth Bank	3,467
686	Bank of America Corp.	21,047
108	BB&T Corp.	5,565
309	Citigroup, Inc.	21,988
125	Citizens Financial Group, Inc.	4,658
95	Columbia Banking System, Inc.	3,583
13	Comerica, Inc.	952
240	CVB Financial Corp.	5,282
203	Fulton Financial Corp.	3,451
89	Huntington Bancshares, Inc.	1,268
111	International Bancshares Corp.	4,177
189	KeyCorp	3,472
19	M&T Bank Corp.	3,121
340	People’s United Financial, Inc.	5,583
70	PNC Financial Services Group, Inc. (The)	10,003
124	Regions Financial Corp.	1,975
171	Trustmark Corp.	6,077
257	Wells Fargo & Co.	12,441
60	Westamerica Bancorporation	3,846
41	Wintrust Financial Corp.	2,933
43	Zions Bancorp N.A.	1,938

		129,293

	Beverages — 1.8%
33	Brown-Forman Corp., Class B	1,809
331	Coca-Cola Co. (The)	17,420
53	Constellation Brands, Inc., Class A	10,431
413	Monster Beverage Corp.(a)	26,626
39	PepsiCo, Inc.	4,985

		61,271

	Biotechnology — 1.8%
18	AbbVie, Inc.	1,199
60	Amgen, Inc.	11,195
8	Biogen, Inc.(a)	1,903
	Biotechnology — continued
110	BioMarin Pharmaceutical, Inc.(a)	$8,725
18	Celgene Corp.(a)	1,654
45	Gilead Sciences, Inc.	2,948
15	Ligand Pharmaceuticals, Inc.(a)	1,373
56	Medicines Co. (The)(a)	2,007
86	Regeneron Pharmaceuticals, Inc.(a)	26,209
30	Repligen Corp.(a)	2,832
2	Vertex Pharmaceuticals, Inc.(a)	333

		60,378

	Building Products — 0.4%
188	Johnson Controls International PLC	7,979
18	Lennox International, Inc.	4,616

		12,595

	Capital Markets — 4.3%
3	Affiliated Managers Group, Inc.	257
9	Ameriprise Financial, Inc.	1,310
360	Bank of New York Mellon Corp. (The)	16,891
12	BlackRock, Inc.	5,612
357	Charles Schwab Corp. (The)	15,429
16	CME Group, Inc.	3,111
50	FactSet Research Systems, Inc.	13,865
66	Franklin Resources, Inc.	2,154
40	Goldman Sachs Group, Inc. (The)	8,805
8	Intercontinental Exchange, Inc.	703
37	Invesco Ltd.	710
83	Janus Henderson Group PLC	1,666
80	Legg Mason, Inc.	3,013
64	Moody’s Corp.	13,718
60	MSCI, Inc.	13,634
40	Northern Trust Corp.	3,920
35	S&P Global, Inc.	8,573
232	SEI Investments Co.	13,825
263	State Street Corp.	15,278

		142,474

	Chemicals — 0.7%
22	Ecolab, Inc.	4,438
45	HB Fuller Co.	2,151
31	Innospec, Inc.	2,895
4	International Flavors & Fragrances, Inc.	576
41	Linde PLC	7,843
39	Minerals Technologies, Inc.	2,077
21	Stepan Co.	2,082

		22,062

	Commercial Services & Supplies — 0.2%
40	Healthcare Services Group, Inc.	956
25	MSA Safety, Inc.	2,634
34	Tetra Tech, Inc.	2,693
17	Waste Management, Inc.	1,989

		8,272

	Communications Equipment — 0.8%
55	Ciena Corp.(a)	2,487
372	Cisco Systems, Inc.	20,609
28	InterDigital, Inc.	1,804
31	Lumentum Holdings, Inc.(a)	1,755
7	Motorola Solutions, Inc.	1,162

		27,817

	Construction & Engineering — 0.1%
104	AECOM(a)	3,739

See accompanying notes to financial statements.

|  58

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Consumer Finance — 1.0%
92	American Express Co.	$11,442
214	Capital One Financial Corp.	19,778
40	Navient Corp.	566

		31,786

	Containers & Packaging — 0.2%
52	Ball Corp.	3,717
10	Crown Holdings, Inc.(a)	640
38	International Paper Co.	1,669
92	Owens-Illinois, Inc.	1,561

		7,587

	Distributors — 0.2%
30	Genuine Parts Co.	2,914
17	POOL CORP.	3,219

		6,133

	Diversified Consumer Services — 0.1%
69	Service Corp. International	3,184

	Diversified Telecommunication Services — 0.1%
65	AT&T, Inc.	2,213
34	Verizon Communications, Inc.	1,879

		4,092

	Electric Utilities — 0.4%
99	American Electric Power Co., Inc.	8,693
21	Edison International	1,565
16	Eversource Energy	1,214
33	IDACORP, Inc.	3,368

		14,840

	Electrical Equipment — 0.2%
11	Acuity Brands, Inc.	1,476
31	Eaton Corp. PLC	2,548
21	Hubbell, Inc.	2,728

		6,752

	Electronic Equipment, Instruments & Components — 1.0%
62	Avnet, Inc.	2,816
24	Belden, Inc.	1,091
59	Cognex Corp.	2,597
12	Coherent, Inc.(a)	1,666
12	Littelfuse, Inc.	2,028
11	Rogers Corp.(a)	1,745
151	TE Connectivity Ltd.	13,952
75	Trimble, Inc.(a)	3,170
104	Vishay Intertechnology, Inc.	1,768
14	Zebra Technologies Corp., Class A(a)	2,952

		33,785

	Energy Equipment & Services — 0.8%
33	Apergy Corp.(a)	1,074
28	Baker Hughes, a GE Co.	711
65	C&J Energy Services, Inc.(a)	711
18	Core Laboratories NV	903
185	Halliburton Co.	4,255
66	National Oilwell Varco, Inc.	1,572
59	Oceaneering International, Inc.(a)	912
52	Oil States International, Inc.(a)	776
302	Schlumberger Ltd.	12,071
45	TechnipFMC PLC	1,239
91	U.S. Silica Holdings, Inc.	1,261

		25,485

	Entertainment — 1.2%
29	Activision Blizzard, Inc.	1,413
50	Cinemark Holdings, Inc.	1,996
	Entertainment — continued
15	Electronic Arts, Inc.(a)	$1,388
57	Netflix, Inc.(a)	18,410
3	Take-Two Interactive Software, Inc.(a)	368
11	Viacom, Inc., Class B	334
107	Walt Disney Co. (The)	15,302

		39,211

	Food & Staples Retailing — 0.2%
69	Kroger Co. (The)	1,460
187	SpartanNash Co.	2,210
10	Sysco Corp.	686
14	Walgreens Boots Alliance, Inc.	763

		5,119

	Food Products — 0.7%
55	Campbell Soup Co.	2,274
695	Danone S.A., Sponsored ADR	11,968
19	General Mills, Inc.	1,009
60	Hain Celestial Group, Inc. (The)(a)	1,306
2	Hershey Co. (The)	303
20	Ingredion, Inc.	1,546
11	J.M. Smucker Co. (The)	1,223
12	Kellogg Co.	699
60	Kraft Heinz Co. (The)	1,921
7	Mondelez International, Inc., Class A	374

		22,623

	Gas Utilities — 0.3%
67	New Jersey Resources Corp.	3,341
35	ONE Gas, Inc.	3,191
69	South Jersey Industries, Inc.	2,350

		8,882

	Health Care Equipment & Supplies — 0.9%
19	Alcon, Inc.(a)	1,116
5	Align Technology, Inc.(a)	1,045
2	Becton Dickinson and Co.	506
9	Boston Scientific Corp.(a)	382
3	Danaher Corp.	422
12	DENTSPLY SIRONA, Inc.	653
2	Edwards Lifesciences Corp.(a)	426
30	Globus Medical, Inc.(a)	1,367
17	Haemonetics Corp.(a)	2,075
2	Intuitive Surgical, Inc.(a)	1,039
111	Meridian Bioscience, Inc.	1,327
24	Merit Medical Systems, Inc.(a)	947
34	STERIS PLC	5,061
2	Stryker Corp.	420
71	Varian Medical Systems, Inc.(a)	8,333
24	West Pharmaceutical Services, Inc.	3,295

		28,414

	Health Care Providers & Services — 1.4%
33	Acadia Healthcare Co., Inc.(a)	1,054
10	Amedisys, Inc.(a)	1,379
3	Anthem, Inc.	884
24	BioTelemetry, Inc.(a)	1,127
70	Centene Corp.(a)	3,646
8	Chemed Corp.	3,243
5	Cigna Corp.	850
236	CVS Health Corp.	13,185
28	Encompass Health Corp.	1,788
54	HCA Healthcare, Inc.	7,210
25	Henry Schein, Inc.(a)	1,663
3	Humana, Inc.	890
11	Laboratory Corp. of America Holdings(a)	1,843

See accompanying notes to financial statements.

59  |

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
33	MEDNAX, Inc.(a)	$811
55	Patterson Cos., Inc.	1,089
19	Quest Diagnostics, Inc.	1,939
13	UnitedHealth Group, Inc.	3,237

		45,838

	Health Care Technology — 0.5%
117	Allscripts Healthcare Solutions, Inc.(a)	1,205
194	Cerner Corp.	13,900
25	Medidata Solutions, Inc.(a)	2,285

		17,390

	Hotels, Restaurants & Leisure — 2.5%
10	Domino’s Pizza, Inc.	2,445
34	Dunkin’ Brands Group, Inc.	2,725
89	Hilton Worldwide Holdings, Inc.	8,593
19	Jack in the Box, Inc.	1,365
19	Marriott Vacations Worldwide Corp.	1,942
4	McDonald’s Corp.	843
384	MGM Resorts International	11,528
31	Six Flags Entertainment Corp.	1,638
240	Starbucks Corp.	22,726
117	Wendy’s Co. (The)	2,128
402	Yum China Holdings, Inc.	18,291
82	Yum! Brands, Inc.	9,227

		83,451

	Household Durables — 0.3%
11	iRobot Corp.(a)	804
94	KB Home	2,469
75	Meritage Homes Corp.(a)	4,711
41	Tupperware Brands Corp.	628

		8,612

	Household Products — 1.0%
154	Colgate-Palmolive Co.	11,048
182	Procter & Gamble Co. (The)	21,483

		32,531

	Independent Power & Renewable Electricity Producers — 0.2%
93	AES Corp. (The)	1,562
53	Ormat Technologies, Inc.	3,474
126	Pattern Energy Group, Inc.	2,889

		7,925

	Industrial Conglomerates — 0.4%
1,325	General Electric Co.	13,846

	Insurance — 1.3%
9	Aflac, Inc.	474
33	Allstate Corp. (The)	3,544
269	American International Group, Inc.	15,061
7	Brighthouse Financial, Inc.(a)	274
53	Chubb Ltd.	8,100
57	First American Financial Corp.	3,296
16	Hartford Financial Services Group, Inc. (The)	922
10	Lincoln National Corp.	653
22	Marsh & McLennan Cos., Inc.	2,174
16	MetLife, Inc.	791
57	Prudential Financial, Inc.	5,775
24	Travelers Cos., Inc. (The)	3,519

		44,583

	Interactive Media & Services — 2.9%
14	Alphabet, Inc., Class A(a)	17,055
31	Alphabet, Inc., Class C(a)	37,717
219	Facebook, Inc., Class A(a)	42,536
7	TripAdvisor, Inc.(a)	309

		97,617

	Internet & Direct Marketing Retail — 2.9%
163	Alibaba Group Holding Ltd., Sponsored ADR(a)	$28,217
22	Amazon.com, Inc.(a)	41,069
9	Booking Holdings, Inc.(a)	16,979
257	eBay, Inc.	10,586

		96,851

	IT Services — 3.0%
86	Automatic Data Processing, Inc.	14,321
8	Cognizant Technology Solutions Corp., Class A	521
144	DXC Technology Co.	8,031
58	Gartner, Inc.(a)	8,081
9	International Business Machines Corp.	1,334
42	Leidos Holdings, Inc.	3,448
48	MasterCard, Inc., Class A	13,069
12	PayPal Holdings, Inc.(a)	1,325
159	Sabre Corp.	3,738
240	Visa, Inc., Class A	42,720
50	Western Union Co. (The)	1,050
16	WEX, Inc.(a)	3,489

		101,127

	Leisure Products — 0.0%
71	Callaway Golf Co.	1,302

	Life Sciences Tools & Services — 0.1%
1	Illumina, Inc.(a)	299
9	IQVIA Holdings, Inc.(a)	1,433
7	Thermo Fisher Scientific, Inc.	1,944

		3,676

	Machinery — 2.5%
37	AGCO Corp.	2,849
98	Caterpillar, Inc.	12,904
63	Cummins, Inc.	10,332
103	Deere & Co.	17,062
45	Flowserve Corp.	2,251
31	IDEX Corp.	5,215
52	ITT, Inc.	3,246
63	Kennametal, Inc.	2,179
41	Oshkosh Corp.	3,426
91	Parker Hannifin Corp.	15,932
11	Proto Labs, Inc.(a)	1,145
52	Terex Corp.	1,583
48	Toro Co. (The)	3,495
6	Xylem, Inc.	482

		82,101

	Media — 1.2%
3	Cable One, Inc.	3,650
18	CBS Corp., Class B	927
38	Charter Communications, Inc., Class A(a)	14,645
330	Comcast Corp., Class A	14,246
30	Discovery, Inc., Series C(a)	847
15	Interpublic Group of Cos., Inc. (The)	344
57	New York Times Co. (The), Class A	2,034
100	News Corp., Class A	1,316
24	Omnicom Group, Inc.	1,925

		39,934

	Metals & Mining — 0.4%
88	Commercial Metals Co.	1,541
104	Newmont Goldcorp Corp.	3,798
15	Nucor Corp.	816
43	Reliance Steel & Aluminum Co.	4,298
28	Royal Gold, Inc.	3,204

		13,657

See accompanying notes to financial statements.

|  60

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Multi-Utilities — 0.2%
57	Consolidated Edison, Inc.	$4,843
10	DTE Energy Co.	1,271
15	Sempra Energy	2,031

		8,145

	Multiline Retail — 0.0%
10	Macy’s, Inc.	227
14	Target Corp.	1,210

		1,437

	Oil, Gas & Consumable Fuels — 1.4%
340	Apache Corp.	8,303
1,916	Chesapeake Energy Corp.(a)	3,468
65	Concho Resources, Inc.	6,349
572	Denbury Resources, Inc.(a)	646
58	Diamondback Energy, Inc.	5,999
65	EOG Resources, Inc.	5,580
96	EQT Corp.	1,451
75	Green Plains, Inc.	757
50	Hess Corp.	3,242
113	Noble Energy, Inc.	2,495
41	ONEOK, Inc.	2,873
29	Valero Energy Corp.	2,472
50	World Fuel Services Corp.	1,952

		45,587

	Paper & Forest Products — 0.1%
37	Domtar Corp.	1,570
69	Louisiana-Pacific Corp.	1,804

		3,374

	Personal Products — 0.0%
4	Estee Lauder Cos., Inc. (The), Class A	737

	Pharmaceuticals — 1.1%
1	Allergan PLC	161
16	Bristol-Myers Squibb Co.	711
50	Catalent, Inc.(a)	2,824
14	Eli Lilly & Co.	1,525
79	Merck & Co., Inc.	6,556
79	Novartis AG, Sponsored ADR	7,235
275	Novo Nordisk AS, Sponsored ADR	13,178
24	Perrigo Co. PLC	1,296
75	Pfizer, Inc.	2,913

		36,399

	Professional Services — 0.3%
42	Exponent, Inc.	2,890
15	Insperity, Inc.	1,595
40	Korn Ferry	1,571
25	ManpowerGroup, Inc.	2,284
43	Nielsen Holdings PLC	996

		9,336

	Real Estate Management & Development — 0.1%
14	CBRE Group, Inc., Class A(a)	742
23	Jones Lang LaSalle, Inc.	3,351

		4,093

	REITs – Apartments — 0.4%
81	American Campus Communities, Inc.	3,787
3	AvalonBay Communities, Inc.	627
54	Camden Property Trust	5,600
8	Equity Residential	631
4	Essex Property Trust, Inc.	1,209
4	Mid-America Apartment Communities, Inc.	471

		12,325

	REITs – Diversified — 0.1%
5	Crown Castle International Corp.	$666
9	Digital Realty Trust, Inc.	1,029
2	Equinix, Inc.	1,004
65	Weyerhaeuser Co.	1,652

		4,351

	REITs – Health Care — 0.2%
26	Ventas, Inc.	1,749
40	Welltower, Inc.	3,325

		5,074

	REITs – Hotels — 0.0%
93	Host Hotels & Resorts, Inc.	1,617

	REITs – Office Property — 0.6%
11	Boston Properties, Inc.	1,462
114	Corporate Office Properties Trust	3,183
138	Douglas Emmett, Inc.	5,633
171	Easterly Government Properties, Inc.	3,227
61	Kilroy Realty Corp.	4,847

		18,352

	REITs – Regional Malls — 0.1%
3	Macerich Co. (The)	99
10	Simon Property Group, Inc.	1,622

		1,721

	REITs – Storage — 0.0%
26	Iron Mountain, Inc.	765
2	Public Storage	485

		1,250

	REITs – Warehouse/Industrials — 0.2%
34	CyrusOne, Inc.	1,952
100	Liberty Property Trust	5,230

		7,182

	Road & Rail — 0.5%
33	Genesee & Wyoming, Inc., Class A(a)	3,624
20	Kansas City Southern	2,475
28	Norfolk Southern Corp.	5,351
31	Ryder System, Inc.	1,651
19	Union Pacific Corp.	3,419

		16,520

	Semiconductors & Semiconductor Equipment — 2.4%
13	Advanced Micro Devices, Inc.(a)	396
61	Applied Materials, Inc.	3,011
41	Brooks Automation, Inc.	1,591
23	Cabot Microelectronics Corp.	2,798
44	Cirrus Logic, Inc.(a)	2,158
32	Cree, Inc.(a)	1,990
69	First Solar, Inc.(a)	4,450
256	Intel Corp.	12,941
6	Lam Research Corp.	1,252
8	Microchip Technology, Inc.	755
95	NVIDIA Corp.	16,028
217	QUALCOMM, Inc.	15,876
36	Silicon Laboratories, Inc.(a)	4,039
89	Texas Instruments, Inc.	11,126

		78,411

	Software — 2.6%
6	Adobe, Inc.(a)	1,793
155	Autodesk, Inc.(a)	24,206
24	Blackbaud, Inc.	2,184
36	Bottomline Technologies, Inc.(a)	1,515
12	Fair Isaac Corp.(a)	4,169

See accompanying notes to financial statements.

61  |

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Software — continued
20	LogMeIn, Inc.	$1,520
140	Microsoft Corp.	19,078
504	Oracle Corp.	28,375
31	PTC, Inc.(a)	2,101
21	Qualys, Inc.(a)	1,818
2	salesforce.com, inc.(a)	309
31	Symantec Corp.	669

		87,737

	Specialty Retail — 0.7%
26	Aaron’s, Inc.	1,639
76	American Eagle Outfitters, Inc.	1,345
28	Asbury Automotive Group, Inc.(a)	2,578
17	Best Buy Co., Inc.	1,301
13	Five Below, Inc.(a)	1,527
33	Home Depot, Inc. (The)	7,052
20	Lithia Motors, Inc., Class A	2,638
18	Lowe’s Cos., Inc.	1,825
20	Monro, Inc.	1,684
10	Tiffany & Co.	939
28	Williams-Sonoma, Inc.	1,867

		24,395

	Technology Hardware, Storage & Peripherals — 1.8%
222	Apple, Inc.	47,295
206	Hewlett Packard Enterprise Co.	2,960
148	HP, Inc.	3,114
73	NCR Corp.(a)	2,468
12	NetApp, Inc.	702
21	Seagate Technology PLC	972
7	Western Digital Corp.	377
46	Xerox Corp.	1,477

		59,365

	Textiles, Apparel & Luxury Goods — 0.7%
17	Deckers Outdoor Corp.(a)	2,657
15	Hanesbrands, Inc.	241
17	NIKE, Inc., Class B	1,462
4	PVH Corp.	356
738	Under Armour, Inc., Class A(a)	17,026
63	Wolverine World Wide, Inc.	1,710

		23,452

	Thrifts & Mortgage Finance — 0.1%
240	New York Community Bancorp, Inc.	2,767

	Trading Companies & Distributors — 0.2%
60	Fastenal Co.	1,848
20	GATX Corp.	1,537
13	United Rentals, Inc.(a)	1,645
7	W.W. Grainger, Inc.	2,038

		7,068

	Water Utilities — 0.3%
47	American Water Works Co., Inc.	5,395
75	Aqua America, Inc.	3,146

		8,541

	Total Common Stocks (Identified Cost $1,912,714)	1,953,346

Principal Amount	Description	Value (†)
Bonds and Notes — 3.6%
	Agency Commercial Mortgage-Backed Securities — 0.0%
$1,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.185%, 12/25/2020(b)	$1,022

	Automotive — 0.1%
2,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	2,018

	Banking — 0.6%
2,000	American Express Co., 3.700%, 8/03/2023	2,089
1,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	1,015
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	1,987
2,000	Bank of New York Mellon Corp. (The), Series 10YR, MTN, 3.650%, 2/04/2024	2,108
1,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	1,032
1,000	Citigroup, Inc., 4.600%, 3/09/2026	1,080
1,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	995
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,089
1,000	HSBC Holdings PLC, 5.100%, 4/05/2021	1,044
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,053
1,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	1,056
1,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	999
1,000	Santander UK PLC, 2.375%, 3/16/2020	999
1,000	SunTrust Bank, 2.250%, 1/31/2020	999
1,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	1,018
1,000	Westpac Banking Corp., 2.750%, 1/11/2023	1,012

		21,575

	Construction Machinery — 0.0%
1,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	1,010

	Consumer Cyclical Services — 0.1%
2,000	eBay, Inc., 3.800%, 3/09/2022	2,064

	Electric — 0.1%
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,072

	Government Owned – No Guarantee — 0.1%
2,000	Federal National Mortgage Association, 6.625%, 11/15/2030	2,849

	Health Insurance — 0.1%
2,000	Anthem, Inc., 4.101%, 3/01/2028	2,127
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	1,299

		3,426

	Healthcare — 0.1%
1,000	CVS Health Corp., 3.875%, 7/20/2025	1,044
2,000	Express Scripts Holding Co., 4.500%, 2/25/2026	2,163
2,000	McKesson Corp., 3.950%, 2/16/2028	2,076

		5,283

	Integrated Energy — 0.1%
1,000	BP Capital Markets PLC, 3.814%, 2/10/2024	1,057
1,000	Chevron Corp., 1.961%, 3/03/2020	999
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,431

		3,487

	Media Entertainment — 0.0%
1,000	Viacom, Inc., 6.875%, 4/30/2036	1,267

	Midstream — 0.1%
1,000	Enterprise Products Operating LLC, 2.550%, 10/15/2019	1,000
1,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	1,054

		2,054

See accompanying notes to financial statements.

|  62

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2050 Fund – (continued)

Principal Amount	Description	Value (†)
	Mortgage Related — 0.8%
$10,742	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	$10,891
9,115	FNMA, 3.500%, 6/01/2049	9,343
3,629	FNMA, 4.000%, 2/01/2049	3,755
1,947	FNMA, 4.500%, 5/01/2049	2,042

		26,031

	Oil Field Services — 0.1%
2,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	2,016

	Railroads — 0.1%
2,000	CSX Corp., 2.600%, 11/01/2026	1,997

	REITs – Office Property — 0.0%
1,000	Boston Properties LP, 2.750%, 10/01/2026	994

	Restaurants — 0.1%
2,000	Starbucks Corp., 3.800%, 8/15/2025	2,125

	Technology — 0.2%
1,000	Apple, Inc., 2.500%, 2/09/2025	1,008
1,000	International Business Machines Corp., 4.000%, 6/20/2042	1,054
2,000	Oracle Corp., 2.950%, 5/15/2025	2,052
2,000	QUALCOMM, Inc., 3.450%, 5/20/2025	2,083

		6,197

	Treasuries — 0.9%
1,000	U.S. Treasury Bond, 2.500%, 5/15/2046	994
3,000	U.S. Treasury Bond, 2.875%, 11/15/2046	3,208
4,000	U.S. Treasury Bond, 3.000%, 5/15/2045	4,371
1,000	U.S. Treasury Bond, 3.000%, 2/15/2048	1,095
1,000	U.S. Treasury Bond, 3.000%, 2/15/2049	1,098
1,000	U.S. Treasury Bond, 4.250%, 11/15/2040	1,311
1,000	U.S. Treasury Bond, 4.375%, 5/15/2041	1,334
2,000	U.S. Treasury Bond, 5.250%, 2/15/2029	2,561
2,000	U.S. Treasury Note, 1.125%, 12/31/2019	1,991
2,000	U.S. Treasury Note, 1.125%, 4/30/2020	1,985
2,000	U.S. Treasury Note, 1.125%, 9/30/2021	1,968
3,000	U.S. Treasury Note, 1.750%, 5/15/2023	2,988
1,000	U.S. Treasury Note, 2.000%, 11/15/2026	1,004
1,000	U.S. Treasury Note, 2.125%, 12/31/2022	1,009
1,000	U.S. Treasury Note, 2.250%, 11/15/2027	1,020
1,000	U.S. Treasury Note, 2.625%, 12/31/2023	1,032
1,000	U.S. Treasury Note, 2.625%, 2/15/2029	1,052
1,000	U.S. Treasury Note, 2.875%, 9/30/2023	1,041

		31,062

	Wireless — 0.0%
1,000	Vodafone Group PLC, 6.150%, 2/27/2037	1,226

	Total Bonds and Notes (Identified Cost $117,191)	119,775

Shares
Exchange-Traded Funds — 15.9%
5,543	iShares® ESG MSCI EAFE ETF	349,930
5,376	iShares® ESG MSCI Emerging Markets ETF	179,182

	Total Exchange-Traded Funds (Identified Cost $520,010)	529,112

Affiliated Mutual Funds — 18.9%
5,232	Mirova Global Green Bond Fund, Class N	$55,247
51,379	Mirova International Sustainable Equity Fund, Class N	575,962

	Total Affiliated Mutual Funds (Identified Cost $613,836)	631,209

	Total Investments — 97.0% (Identified Cost $3,163,751)	3,233,442
	Other assets less liabilities — 3.0%	100,364

	Net Assets — 100.0%	$3,333,806

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of July 31, 2019 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at July 31, 2019 (Unaudited)

Equity	91.8%
Fixed Income	5.2

Total Investments	97.0
Other assets less liabilities	3.0

Net Assets	100.0%

See accompanying notes to financial statements.

63  |

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2055 Fund

Shares	Description	Value (†)
Common Stocks — 58.7% of Net Assets
	Aerospace & Defense — 0.4%
17	Axon Enterprise, Inc.(a)	$1,194
24	Moog, Inc., Class A	1,955
3	Raytheon Co.	547
13	Teledyne Technologies, Inc.(a)	3,786
33	United Technologies Corp.	4,409

		11,891

	Air Freight & Logistics — 0.9%
252	Expeditors International of Washington, Inc.	19,240
34	FedEx Corp.	5,798
36	United Parcel Service, Inc., Class B	4,301

		29,339

	Airlines — 0.2%
248	American Airlines Group, Inc.	7,566

	Auto Components — 0.4%
103	American Axle & Manufacturing Holdings, Inc.(a)	1,243
75	Aptiv PLC	6,574
15	BorgWarner, Inc.	567
112	Delphi Technologies PLC	2,099
19	Visteon Corp.(a)	1,252

		11,735

	Automobiles — 0.7%
813	Fiat Chrysler Automobiles NV	10,724
283	General Motors Co.	11,416

		22,140

	Banks — 3.9%
59	Ameris Bancorp	2,346
116	BancorpSouth Bank	3,467
642	Bank of America Corp.	19,697
103	BB&T Corp.	5,308
285	Citigroup, Inc.	20,281
120	Citizens Financial Group, Inc.	4,471
89	Columbia Banking System, Inc.	3,356
14	Comerica, Inc.	1,025
212	CVB Financial Corp.	4,666
204	Fulton Financial Corp.	3,468
86	Huntington Bancshares, Inc.	1,225
103	International Bancshares Corp.	3,876
180	KeyCorp	3,307
18	M&T Bank Corp.	2,956
324	People’s United Financial, Inc.	5,320
65	PNC Financial Services Group, Inc. (The)	9,288
117	Regions Financial Corp.	1,864
160	Trustmark Corp.	5,686
241	Wells Fargo & Co.	11,667
56	Westamerica Bancorporation	3,590
40	Wintrust Financial Corp.	2,862
42	Zions Bancorp N.A.	1,893

		121,619

	Beverages — 1.8%
32	Brown-Forman Corp., Class B	1,754
305	Coca-Cola Co. (The)	16,052
49	Constellation Brands, Inc., Class A	9,644
383	Monster Beverage Corp.(a)	24,692
37	PepsiCo, Inc.	4,729

		56,871

	Biotechnology — 1.8%
18	AbbVie, Inc.	1,199
57	Amgen, Inc.	10,635
5	Biogen, Inc.(a)	1,189
	Biotechnology — continued
97	BioMarin Pharmaceutical, Inc.(a)	$7,694
17	Celgene Corp.(a)	1,562
43	Gilead Sciences, Inc.	2,817
14	Ligand Pharmaceuticals, Inc.(a)	1,281
51	Medicines Co. (The)(a)	1,828
80	Regeneron Pharmaceuticals, Inc.(a)	24,381
28	Repligen Corp.(a)	2,643
2	Vertex Pharmaceuticals, Inc.(a)	333

		55,562

	Building Products — 0.4%
178	Johnson Controls International PLC	7,554
16	Lennox International, Inc.	4,104

		11,658

	Capital Markets — 4.3%
3	Affiliated Managers Group, Inc.	257
9	Ameriprise Financial, Inc.	1,310
340	Bank of New York Mellon Corp. (The)	15,953
11	BlackRock, Inc.	5,145
336	Charles Schwab Corp. (The)	14,522
17	CME Group, Inc.	3,305
46	FactSet Research Systems, Inc.	12,756
64	Franklin Resources, Inc.	2,088
37	Goldman Sachs Group, Inc. (The)	8,145
8	Intercontinental Exchange, Inc.	703
36	Invesco Ltd.	691
75	Janus Henderson Group PLC	1,505
81	Legg Mason, Inc.	3,051
60	Moody’s Corp.	12,860
55	MSCI, Inc.	12,498
39	Northern Trust Corp.	3,822
33	S&P Global, Inc.	8,083
212	SEI Investments Co.	12,633
248	State Street Corp.	14,406

		133,733

	Chemicals — 0.7%
22	Ecolab, Inc.	4,438
41	HB Fuller Co.	1,960
29	Innospec, Inc.	2,708
4	International Flavors & Fragrances, Inc.	576
41	Linde PLC	7,843
37	Minerals Technologies, Inc.	1,970
21	Stepan Co.	2,082

		21,577

	Commercial Services & Supplies — 0.3%
39	Healthcare Services Group, Inc.	932
21	MSA Safety, Inc.	2,212
33	Tetra Tech, Inc.	2,614
16	Waste Management, Inc.	1,872

		7,630

	Communications Equipment — 0.8%
50	Ciena Corp.(a)	2,261
348	Cisco Systems, Inc.	19,279
26	InterDigital, Inc.	1,675
27	Lumentum Holdings, Inc.(a)	1,529
6	Motorola Solutions, Inc.	996

		25,740

	Construction & Engineering — 0.1%
104	AECOM(a)	3,739

See accompanying notes to financial statements.

|  64

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Consumer Finance — 0.9%
82	American Express Co.	$10,198
199	Capital One Financial Corp.	18,392
38	Navient Corp.	538

		29,128

	Containers & Packaging — 0.2%
50	Ball Corp.	3,574
10	Crown Holdings, Inc.(a)	640
36	International Paper Co.	1,581
89	Owens-Illinois, Inc.	1,510

		7,305

	Distributors — 0.2%
29	Genuine Parts Co.	2,816
15	POOL CORP.	2,841

		5,657

	Diversified Consumer Services — 0.1%
65	Service Corp. International	2,999

	Diversified Telecommunication Services — 0.1%
62	AT&T, Inc.	2,111
33	Verizon Communications, Inc.	1,824

		3,935

	Electric Utilities — 0.4%
93	American Electric Power Co., Inc.	8,166
21	Edison International	1,565
15	Eversource Energy	1,138
29	IDACORP, Inc.	2,960

		13,829

	Electrical Equipment — 0.2%
11	Acuity Brands, Inc.	1,476
30	Eaton Corp. PLC	2,466
19	Hubbell, Inc.	2,468

		6,410

	Electronic Equipment, Instruments & Components — 1.0%
52	Avnet, Inc.	2,362
24	Belden, Inc.	1,091
54	Cognex Corp.	2,376
12	Coherent, Inc.(a)	1,666
11	Littelfuse, Inc.	1,859
10	Rogers Corp.(a)	1,587
142	TE Connectivity Ltd.	13,121
64	Trimble, Inc.(a)	2,705
95	Vishay Intertechnology, Inc.	1,615
14	Zebra Technologies Corp., Class A(a)	2,952

		31,334

	Energy Equipment & Services — 0.8%
35	Apergy Corp.(a)	1,138
44	Baker Hughes, a GE Co.	1,117
65	C&J Energy Services, Inc.(a)	711
16	Core Laboratories NV	803
174	Halliburton Co.	4,002
63	National Oilwell Varco, Inc.	1,501
59	Oceaneering International, Inc.(a)	911
52	Oil States International, Inc.(a)	776
280	Schlumberger Ltd.	11,192
42	TechnipFMC PLC	1,157
94	U.S. Silica Holdings, Inc.	1,303

		24,611

	Entertainment — 1.2%
27	Activision Blizzard, Inc.	1,316
45	Cinemark Holdings, Inc.	1,796
	Entertainment — continued
15	Electronic Arts, Inc.(a)	$1,388
54	Netflix, Inc.(a)	17,441
3	Take-Two Interactive Software, Inc.(a)	368
11	Viacom, Inc., Class B	334
100	Walt Disney Co. (The)	14,301

		36,944

	Food & Staples Retailing — 0.2%
75	Kroger Co. (The)	1,587
177	SpartanNash Co.	2,092
10	Sysco Corp.	686
14	Walgreens Boots Alliance, Inc.	763

		5,128

	Food Products — 0.7%
52	Campbell Soup Co.	2,150
650	Danone S.A., Sponsored ADR	11,193
18	General Mills, Inc.	956
58	Hain Celestial Group, Inc. (The)(a)	1,263
2	Hershey Co. (The)	303
18	Ingredion, Inc.	1,391
11	J.M. Smucker Co. (The)	1,223
12	Kellogg Co.	699
56	Kraft Heinz Co. (The)	1,793
7	Mondelez International, Inc., Class A	374

		21,345

	Gas Utilities — 0.3%
62	New Jersey Resources Corp.	3,092
33	ONE Gas, Inc.	3,009
62	South Jersey Industries, Inc.	2,111

		8,212

	Health Care Equipment & Supplies — 0.8%
16	Alcon, Inc.(a)	940
4	Align Technology, Inc.(a)	836
1	Becton Dickinson and Co.	253
9	Boston Scientific Corp.(a)	382
3	Danaher Corp.	422
21	DENTSPLY SIRONA, Inc.	1,143
1	Edwards Lifesciences Corp.(a)	213
31	Globus Medical, Inc.(a)	1,413
15	Haemonetics Corp.(a)	1,831
1	Intuitive Surgical, Inc.(a)	520
108	Meridian Bioscience, Inc.	1,291
24	Merit Medical Systems, Inc.(a)	947
34	STERIS PLC	5,061
1	Stryker Corp.	210
63	Varian Medical Systems, Inc.(a)	7,394
20	West Pharmaceutical Services, Inc.	2,745

		25,601

	Health Care Providers & Services — 1.4%
33	Acadia Healthcare Co., Inc.(a)	1,054
10	Amedisys, Inc.(a)	1,379
3	Anthem, Inc.	884
21	BioTelemetry, Inc.(a)	986
66	Centene Corp.(a)	3,438
8	Chemed Corp.	3,243
5	Cigna Corp.	850
226	CVS Health Corp.	12,627
26	Encompass Health Corp.	1,660
51	HCA Healthcare, Inc.	6,809
24	Henry Schein, Inc.(a)	1,597
3	Humana, Inc.	890
10	Laboratory Corp. of America Holdings(a)	1,675

See accompanying notes to financial statements.

65  |

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
33	MEDNAX, Inc.(a)	$811
53	Patterson Cos., Inc.	1,049
18	Quest Diagnostics, Inc.	1,837
14	UnitedHealth Group, Inc.	3,486

		44,275

	Health Care Technology — 0.5%
114	Allscripts Healthcare Solutions, Inc.(a)	1,174
176	Cerner Corp.	12,610
24	Medidata Solutions, Inc.(a)	2,193

		15,977

	Hotels, Restaurants & Leisure — 2.5%
9	Domino’s Pizza, Inc.	2,201
30	Dunkin’ Brands Group, Inc.	2,405
83	Hilton Worldwide Holdings, Inc.	8,014
18	Jack in the Box, Inc.	1,293
19	Marriott Vacations Worldwide Corp.	1,942
3	McDonald’s Corp.	632
365	MGM Resorts International	10,957
27	Six Flags Entertainment Corp.	1,426
221	Starbucks Corp.	20,927
113	Wendy’s Co. (The)	2,055
374	Yum China Holdings, Inc.	17,017
73	Yum! Brands, Inc.	8,214

		77,083

	Household Durables — 0.3%
9	iRobot Corp.(a)	658
85	KB Home	2,233
70	Meritage Homes Corp.(a)	4,397
42	Tupperware Brands Corp.	643

		7,931

	Household Products — 1.0%
139	Colgate-Palmolive Co.	9,972
171	Procter & Gamble Co. (The)	20,185

		30,157

	Independent Power & Renewable Electricity Producers — 0.2%
61	AES Corp. (The)	1,024
51	Ormat Technologies, Inc.	3,343
121	Pattern Energy Group, Inc.	2,775

		7,142

	Industrial Conglomerates — 0.4%
1,242	General Electric Co.	12,979

	Insurance — 1.4%
9	Aflac, Inc.	474
31	Allstate Corp. (The)	3,329
249	American International Group, Inc.	13,942
7	Brighthouse Financial, Inc.(a)	274
51	Chubb Ltd.	7,795
49	First American Financial Corp.	2,833
16	Hartford Financial Services Group, Inc. (The)	922
10	Lincoln National Corp.	653
21	Marsh & McLennan Cos., Inc.	2,075
16	MetLife, Inc.	791
54	Prudential Financial, Inc.	5,471
23	Travelers Cos., Inc. (The)	3,372

		41,931

	Interactive Media & Services — 2.8%
11	Alphabet, Inc., Class A(a)	13,400
28	Alphabet, Inc., Class C(a)	34,067
201	Facebook, Inc., Class A(a)	39,041
7	TripAdvisor, Inc.(a)	309

		86,817

	Internet & Direct Marketing Retail — 2.9%
149	Alibaba Group Holding Ltd., Sponsored ADR(a)	$25,793
20	Amazon.com, Inc.(a)	37,336
9	Booking Holdings, Inc.(a)	16,979
245	eBay, Inc.	10,092

		90,200

	IT Services — 3.0%
78	Automatic Data Processing, Inc.	12,989
8	Cognizant Technology Solutions Corp., Class A	521
135	DXC Technology Co.	7,529
54	Gartner, Inc.(a)	7,524
9	International Business Machines Corp.	1,334
40	Leidos Holdings, Inc.	3,284
46	MasterCard, Inc., Class A	12,524
12	PayPal Holdings, Inc.(a)	1,325
159	Sabre Corp.	3,738
218	Visa, Inc., Class A	38,804
48	Western Union Co. (The)	1,008
15	WEX, Inc.(a)	3,271

		93,851

	Leisure Products — 0.0%
69	Callaway Golf Co.	1,265

	Life Sciences Tools & Services — 0.1%
1	Illumina, Inc.(a)	300
8	IQVIA Holdings, Inc.(a)	1,273
6	Thermo Fisher Scientific, Inc.	1,666

		3,239

	Machinery — 2.5%
37	AGCO Corp.	2,849
92	Caterpillar, Inc.	12,114
56	Cummins, Inc.	9,184
91	Deere & Co.	15,074
43	Flowserve Corp.	2,151
29	IDEX Corp.	4,878
52	ITT, Inc.	3,246
60	Kennametal, Inc.	2,075
39	Oshkosh Corp.	3,259
85	Parker Hannifin Corp.	14,882
11	Proto Labs, Inc.(a)	1,145
50	Terex Corp.	1,523
43	Toro Co. (The)	3,131
6	Xylem, Inc.	482

		75,993

	Media — 1.2%
3	Cable One, Inc.	3,650
17	CBS Corp., Class B	876
35	Charter Communications, Inc., Class A(a)	13,488
304	Comcast Corp., Class A	13,124
31	Discovery, Inc., Series C(a)	876
14	Interpublic Group of Cos., Inc. (The)	321
55	New York Times Co. (The), Class A	1,962
90	News Corp., Class A	1,184
22	Omnicom Group, Inc.	1,765

		37,246

	Metals & Mining — 0.4%
91	Commercial Metals Co.	1,593
100	Newmont Goldcorp Corp.	3,652
15	Nucor Corp.	816
38	Reliance Steel & Aluminum Co.	3,798
26	Royal Gold, Inc.	2,976

		12,835

See accompanying notes to financial statements.

|  66

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Multi-Utilities — 0.2%
54	Consolidated Edison, Inc.	$4,588
9	DTE Energy Co.	1,144
14	Sempra Energy	1,896

		7,628

	Multiline Retail — 0.1%
11	Macy’s, Inc.	250
14	Target Corp.	1,210

		1,460

	Oil, Gas & Consumable Fuels — 1.4%
318	Apache Corp.	7,765
1,784	Chesapeake Energy Corp.(a)	3,229
60	Concho Resources, Inc.	5,861
589	Denbury Resources, Inc.(a)	666
54	Diamondback Energy, Inc.	5,585
60	EOG Resources, Inc.	5,151
88	EQT Corp.	1,330
74	Green Plains, Inc.	747
47	Hess Corp.	3,047
107	Noble Energy, Inc.	2,363
39	ONEOK, Inc.	2,733
28	Valero Energy Corp.	2,387
48	World Fuel Services Corp.	1,874

		42,738

	Paper & Forest Products — 0.1%
38	Domtar Corp.	1,613
67	Louisiana-Pacific Corp.	1,751

		3,364

	Personal Products — 0.0%
3	Estee Lauder Cos., Inc. (The), Class A	553

	Pharmaceuticals — 1.1%
1	Allergan PLC	161
16	Bristol-Myers Squibb Co.	711
48	Catalent, Inc.(a)	2,712
13	Eli Lilly & Co.	1,416
71	Merck & Co., Inc.	5,892
71	Novartis AG, Sponsored ADR	6,502
254	Novo Nordisk AS, Sponsored ADR	12,172
24	Perrigo Co. PLC	1,296
73	Pfizer, Inc.	2,835

		33,697

	Professional Services — 0.3%
37	Exponent, Inc.	2,546
14	Insperity, Inc.	1,489
38	Korn Ferry	1,493
24	ManpowerGroup, Inc.	2,192
44	Nielsen Holdings PLC	1,019

		8,739

	Real Estate Management & Development — 0.1%
14	CBRE Group, Inc., Class A(a)	742
20	Jones Lang LaSalle, Inc.	2,914

		3,656

	REITs – Apartments — 0.4%
76	American Campus Communities, Inc.	3,553
3	AvalonBay Communities, Inc.	626
50	Camden Property Trust	5,186
8	Equity Residential	631
4	Essex Property Trust, Inc.	1,209
4	Mid-America Apartment Communities, Inc.	471

		11,676

	REITs – Diversified — 0.1%
5	Crown Castle International Corp.	$666
9	Digital Realty Trust, Inc.	1,029
2	Equinix, Inc.	1,004
62	Weyerhaeuser Co.	1,576

		4,275

	REITs – Health Care — 0.2%
25	Ventas, Inc.	1,682
38	Welltower, Inc.	3,159

		4,841

	REITs – Hotels — 0.1%
89	Host Hotels & Resorts, Inc.	1,548

	REITs – Office Property — 0.6%
11	Boston Properties, Inc.	1,462
104	Corporate Office Properties Trust	2,904
129	Douglas Emmett, Inc.	5,266
172	Easterly Government Properties, Inc.	3,245
54	Kilroy Realty Corp.	4,291

		17,168

	REITs – Regional Malls — 0.1%
5	Macerich Co. (The)	165
9	Simon Property Group, Inc.	1,460

		1,625

	REITs – Storage — 0.1%
32	Iron Mountain, Inc.	941
2	Public Storage	486

		1,427

	REITs – Warehouse/Industrials — 0.2%
35	CyrusOne, Inc.	2,009
94	Liberty Property Trust	4,916

		6,925

	Road & Rail — 0.5%
33	Genesee & Wyoming, Inc., Class A(a)	3,624
19	Kansas City Southern	2,351
28	Norfolk Southern Corp.	5,351
32	Ryder System, Inc.	1,704
20	Union Pacific Corp.	3,599

		16,629

	Semiconductors & Semiconductor Equipment — 2.3%
13	Advanced Micro Devices, Inc.(a)	396
59	Applied Materials, Inc.	2,913
40	Brooks Automation, Inc.	1,552
24	Cabot Microelectronics Corp.	2,919
42	Cirrus Logic, Inc.(a)	2,060
29	Cree, Inc.(a)	1,803
64	First Solar, Inc.(a)	4,127
235	Intel Corp.	11,879
6	Lam Research Corp.	1,252
8	Microchip Technology, Inc.	755
87	NVIDIA Corp.	14,679
199	QUALCOMM, Inc.	14,559
33	Silicon Laboratories, Inc.(a)	3,703
80	Texas Instruments, Inc.	10,001

		72,598

	Software — 2.6%
6	Adobe, Inc.(a)	1,793
139	Autodesk, Inc.(a)	21,708
23	Blackbaud, Inc.	2,093
32	Bottomline Technologies, Inc.(a)	1,347
12	Fair Isaac Corp.(a)	4,169

See accompanying notes to financial statements.

67  |

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Software — continued
18	LogMeIn, Inc.	$1,367
126	Microsoft Corp.	17,170
470	Oracle Corp.	26,461
28	PTC, Inc.(a)	1,898
22	Qualys, Inc.(a)	1,904
2	salesforce.com, inc.(a)	309
30	Symantec Corp.	647

		80,866

	Specialty Retail — 0.7%
25	Aaron’s, Inc.	1,576
74	American Eagle Outfitters, Inc.	1,309
25	Asbury Automotive Group, Inc.(a)	2,302
9	Best Buy Co., Inc.	689
13	Five Below, Inc.(a)	1,527
30	Home Depot, Inc. (The)	6,411
19	Lithia Motors, Inc., Class A	2,506
17	Lowe’s Cos., Inc.	1,724
21	Monro, Inc.	1,768
12	Tiffany & Co.	1,127
27	Williams-Sonoma, Inc.	1,800

		22,739

	Technology Hardware, Storage & Peripherals — 1.8%
206	Apple, Inc.	43,886
197	Hewlett Packard Enterprise Co.	2,831
141	HP, Inc.	2,966
70	NCR Corp.(a)	2,367
12	NetApp, Inc.	702
20	Seagate Technology PLC	926
7	Western Digital Corp.	377
47	Xerox Corp.	1,509

		55,564

	Textiles, Apparel & Luxury Goods — 0.7%
16	Deckers Outdoor Corp.(a)	2,500
15	Hanesbrands, Inc.	241
17	NIKE, Inc., Class B	1,463
4	PVH Corp.	356
690	Under Armour, Inc., Class A(a)	15,918
60	Wolverine World Wide, Inc.	1,629

		22,107

	Thrifts & Mortgage Finance — 0.1%
227	New York Community Bancorp, Inc.	2,617

	Trading Companies & Distributors — 0.2%
58	Fastenal Co.	1,786
21	GATX Corp.	1,614
12	United Rentals, Inc.(a)	1,519
6	W.W. Grainger, Inc.	1,746

		6,665

	Water Utilities — 0.3%
45	American Water Works Co., Inc.	5,165
64	Aqua America, Inc.	2,685

		7,850

	Total Common Stocks (Identified Cost $1,777,694)	1,821,114

Principal Amount	Description	Value (†)
Bonds and Notes — 3.5%
	Agency Commercial Mortgage-Backed Securities — 0.0%
$1,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.185%, 12/25/2020(b)	$1,022

	Automotive — 0.1%
2,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	2,018

	Banking — 0.7%
2,000	American Express Co., 3.700%, 8/03/2023	2,089
2,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	2,029
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	1,987
1,000	Bank of New York Mellon Corp. (The), Series 10YR, MTN, 3.650%, 2/04/2024	1,054
1,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	1,032
1,000	Citigroup, Inc., 4.600%, 3/09/2026	1,080
1,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	996
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,089
2,000	HSBC Holdings PLC, 5.100%, 4/05/2021	2,087
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,053
1,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	1,056
1,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	999
1,000	Santander UK PLC, 2.375%, 3/16/2020	999
1,000	SunTrust Bank, 2.250%, 1/31/2020	999
1,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	1,018

		21,567

	Construction Machinery — 0.0%
1,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	1,010

	Consumer Cyclical Services — 0.1%
2,000	eBay, Inc., 3.800%, 3/09/2022	2,064

	Electric — 0.1%
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,072

	Government Owned – No Guarantee — 0.1%
2,000	Federal National Mortgage Association, 6.625%, 11/15/2030	2,849

	Health Insurance — 0.1%
2,000	Anthem, Inc., 4.101%, 3/01/2028	2,127
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	1,300

		3,427

	Healthcare — 0.1%
1,000	CVS Health Corp., 3.875%, 7/20/2025	1,044
2,000	Express Scripts Holding Co., 4.500%, 2/25/2026	2,163
2,000	McKesson Corp., 3.950%, 2/16/2028	2,076

		5,283

	Integrated Energy — 0.1%
1,000	BP Capital Markets PLC, 3.814%, 2/10/2024	1,057
1,000	Chevron Corp., 1.961%, 3/03/2020	999
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,431

		3,487

	Midstream — 0.1%
1,000	Enterprise Products Operating LLC, 2.550%, 10/15/2019	1,000
1,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	1,054

		2,054

	Mortgage Related — 0.8%
9,785	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	9,915
8,999	FNMA, 3.500%, 6/01/2049	9,225

See accompanying notes to financial statements.

|  68

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2055 Fund – (continued)

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$3,629	FNMA, 4.000%, 2/01/2049	$3,755
1,947	FNMA, 4.500%, 5/01/2049	2,042

		24,937

	Railroads — 0.1%
2,000	CSX Corp., 2.600%, 11/01/2026	1,997

	REITs – Office Property — 0.0%
1,000	Boston Properties LP, 2.750%, 10/01/2026	994

	Restaurants — 0.1%
2,000	Starbucks Corp., 3.800%, 8/15/2025	2,125

	Technology — 0.2%
1,000	Apple, Inc., 2.500%, 2/09/2025	1,008
1,000	International Business Machines Corp., 4.000%, 6/20/2042	1,054
2,000	Oracle Corp., 2.950%, 5/15/2025	2,052
2,000	QUALCOMM, Inc., 3.450%, 5/20/2025	2,083

		6,197

	Treasuries — 0.8%
1,000	U.S. Treasury Bond, 2.500%, 5/15/2046	994
2,000	U.S. Treasury Bond, 2.875%, 11/15/2046	2,139
4,000	U.S. Treasury Bond, 3.000%, 5/15/2045	4,371
1,000	U.S. Treasury Bond, 3.000%, 2/15/2048	1,095
1,000	U.S. Treasury Bond, 3.000%, 2/15/2049	1,097
1,000	U.S. Treasury Bond, 4.250%, 11/15/2040	1,310
1,000	U.S. Treasury Bond, 4.375%, 5/15/2041	1,334
1,000	U.S. Treasury Bond, 5.250%, 2/15/2029	1,280
3,000	U.S. Treasury Note, 1.125%, 12/31/2019	2,987
1,000	U.S. Treasury Note, 1.125%, 4/30/2020	993
1,000	U.S. Treasury Note, 1.125%, 9/30/2021	984
1,000	U.S. Treasury Note, 1.750%, 5/15/2023	996
1,000	U.S. Treasury Note, 2.000%, 11/15/2026	1,004
1,000	U.S. Treasury Note, 2.125%, 12/31/2022	1,009
1,000	U.S. Treasury Note, 2.250%, 11/15/2027	1,020
1,000	U.S. Treasury Note, 2.625%, 2/15/2029	1,052
1,000	U.S. Treasury Note, 2.875%, 9/30/2023	1,041

		24,706

	Wireless — 0.0%
1,000	Vodafone Group PLC, 6.150%, 2/27/2037	1,226

	Total Bonds and Notes (Identified Cost $106,739)	109,035

Shares
Exchange-Traded Funds — 16.8%
5,609	iShares® ESG MSCI EAFE ETF	354,096
5,050	iShares® ESG MSCI Emerging Markets ETF	168,317

	Total Exchange-Traded Funds (Identified Cost $510,601)	522,413

Affiliated Mutual Funds — 18.2%
4,686	Mirova Global Green Bond Fund, Class N	49,485
45,974	Mirova International Sustainable Equity Fund, Class N	515,368

	Total Affiliated Mutual Funds (Identified Cost $548,580)	564,853

	Total Investments — 97.2% (Identified Cost $2,943,614)	3,017,415
	Other assets less liabilities — 2.8%	87,578

	Net Assets — 100.0%	$3,104,993

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of July 31, 2019 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at July 31, 2019 (Unaudited)

Equity	92.1%
Fixed Income	5.1

Total Investments	97.2
Other assets less liabilities	2.8

Net Assets	100.0%

See accompanying notes to financial statements.

69  |

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2060 Fund

Shares	Description	Value (†)
Common Stocks — 61.0% of Net Assets
	Aerospace & Defense — 0.4%
15	Axon Enterprise, Inc.(a)	$1,053
20	Moog, Inc., Class A	1,629
5	Raytheon Co.	912
11	Teledyne Technologies, Inc.(a)	3,204
35	United Technologies Corp.	4,676

		11,474

	Air Freight & Logistics — 1.0%
227	Expeditors International of Washington, Inc.	17,332
31	FedEx Corp.	5,286
37	United Parcel Service, Inc., Class B	4,420

		27,038

	Airlines — 0.3%
226	American Airlines Group, Inc.	6,895

	Auto Components — 0.4%
100	American Axle & Manufacturing Holdings, Inc.(a)	1,207
70	Aptiv PLC	6,136
16	BorgWarner, Inc.	605
102	Delphi Technologies PLC	1,911
18	Visteon Corp.(a)	1,186

		11,045

	Automobiles — 0.7%
743	Fiat Chrysler Automobiles NV	9,800
258	General Motors Co.	10,408

		20,208

	Banks — 4.1%
54	Ameris Bancorp	2,148
97	BancorpSouth Bank	2,899
588	Bank of America Corp.	18,040
108	BB&T Corp.	5,565
264	Citigroup, Inc.	18,786
118	Citizens Financial Group, Inc.	4,397
74	Columbia Banking System, Inc.	2,791
14	Comerica, Inc.	1,025
189	CVB Financial Corp.	4,160
171	Fulton Financial Corp.	2,907
74	Huntington Bancshares, Inc.	1,054
86	International Bancshares Corp.	3,236
172	KeyCorp	3,160
19	M&T Bank Corp.	3,121
321	People’s United Financial, Inc.	5,271
68	PNC Financial Services Group, Inc. (The)	9,717
124	Regions Financial Corp.	1,975
134	Trustmark Corp.	4,762
220	Wells Fargo & Co.	10,650
46	Westamerica Bancorporation	2,949
35	Wintrust Financial Corp.	2,504
36	Zions Bancorp N.A.	1,622

		112,739

	Beverages — 1.9%
27	Brown-Forman Corp., Class B	1,480
302	Coca-Cola Co. (The)	15,894
45	Constellation Brands, Inc., Class A	8,857
346	Monster Beverage Corp.(a)	22,307
39	PepsiCo, Inc.	4,984

		53,522

	Biotechnology — 1.9%
16	AbbVie, Inc.	1,066
54	Amgen, Inc.	10,075
	Biotechnology — continued
5	Biogen, Inc.(a)	$1,189
94	BioMarin Pharmaceutical, Inc.(a)	7,456
18	Celgene Corp.(a)	1,654
44	Gilead Sciences, Inc.	2,883
13	Ligand Pharmaceuticals, Inc.(a)	1,190
47	Medicines Co. (The)(a)	1,685
74	Regeneron Pharmaceuticals, Inc.(a)	22,552
24	Repligen Corp.(a)	2,265
2	Vertex Pharmaceuticals, Inc.(a)	333

		52,348

	Building Products — 0.4%
188	Johnson Controls International PLC	7,978
14	Lennox International, Inc.	3,591

		11,569

	Capital Markets — 4.5%
2	Affiliated Managers Group, Inc.	172
9	Ameriprise Financial, Inc.	1,310
320	Bank of New York Mellon Corp. (The)	15,014
10	BlackRock, Inc.	4,677
305	Charles Schwab Corp. (The)	13,182
15	CME Group, Inc.	2,916
43	FactSet Research Systems, Inc.	11,924
64	Franklin Resources, Inc.	2,088
34	Goldman Sachs Group, Inc. (The)	7,484
7	Intercontinental Exchange, Inc.	615
35	Invesco Ltd.	672
69	Janus Henderson Group PLC	1,385
75	Legg Mason, Inc.	2,825
56	Moody’s Corp.	12,003
51	MSCI, Inc.	11,589
39	Northern Trust Corp.	3,822
30	S&P Global, Inc.	7,348
194	SEI Investments Co.	11,560
230	State Street Corp.	13,361

		123,947

	Chemicals — 0.7%
17	Ecolab, Inc.	3,429
37	HB Fuller Co.	1,769
29	Innospec, Inc.	2,708
4	International Flavors & Fragrances, Inc.	576
43	Linde PLC	8,225
32	Minerals Technologies, Inc.	1,704
18	Stepan Co.	1,785

		20,196

	Commercial Services & Supplies — 0.2%
39	Healthcare Services Group, Inc.	932
19	MSA Safety, Inc.	2,002
28	Tetra Tech, Inc.	2,218
14	Waste Management, Inc.	1,638

		6,790

	Communications Equipment — 0.8%
46	Ciena Corp.(a)	2,080
303	Cisco Systems, Inc.	16,786
26	InterDigital, Inc.	1,675
25	Lumentum Holdings, Inc.(a)	1,416
5	Motorola Solutions, Inc.	830

		22,787

	Construction & Engineering — 0.1%
87	AECOM(a)	3,128

See accompanying notes to financial statements.

|  70

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Consumer Finance — 1.0%
84	American Express Co.	$10,447
183	Capital One Financial Corp.	16,913
33	Navient Corp.	467

		27,827

	Containers & Packaging — 0.3%
49	Ball Corp.	3,502
8	Crown Holdings, Inc.(a)	512
38	International Paper Co.	1,669
77	Owens-Illinois, Inc.	1,307

		6,990

	Distributors — 0.2%
30	Genuine Parts Co.	2,914
14	POOL CORP.	2,651

		5,565

	Diversified Consumer Services — 0.1%
57	Service Corp. International	2,630

	Diversified Telecommunication Services — 0.1%
54	AT&T, Inc.	1,839
28	Verizon Communications, Inc.	1,547

		3,386

	Electric Utilities — 0.5%
99	American Electric Power Co., Inc.	8,693
13	Edison International	969
16	Eversource Energy	1,214
27	IDACORP, Inc.	2,756

		13,632

	Electrical Equipment — 0.2%
11	Acuity Brands, Inc.	1,476
30	Eaton Corp. PLC	2,466
19	Hubbell, Inc.	2,468

		6,410

	Electronic Equipment, Instruments & Components — 1.0%
48	Avnet, Inc.	2,180
23	Belden, Inc.	1,046
49	Cognex Corp.	2,156
11	Coherent, Inc.(a)	1,527
10	Littelfuse, Inc.	1,690
10	Rogers Corp.(a)	1,587
129	TE Connectivity Ltd.	11,920
59	Trimble, Inc.(a)	2,493
88	Vishay Intertechnology, Inc.	1,496
13	Zebra Technologies Corp., Class A(a)	2,741

		28,836

	Energy Equipment & Services — 0.8%
29	Apergy Corp.(a)	944
46	Baker Hughes, a GE Co.	1,168
63	C&J Energy Services, Inc.(a)	689
18	Core Laboratories NV	903
159	Halliburton Co.	3,657
66	National Oilwell Varco, Inc.	1,572
58	Oceaneering International, Inc.(a)	896
51	Oil States International, Inc.(a)	761
264	Schlumberger Ltd.	10,552
45	TechnipFMC PLC	1,239
76	U.S. Silica Holdings, Inc.	1,053

		23,434

	Entertainment — 1.2%
29	Activision Blizzard, Inc.	1,413
42	Cinemark Holdings, Inc.	1,677
	Entertainment — continued
10	Electronic Arts, Inc.(a)	$925
48	Netflix, Inc.(a)	15,503
3	Take-Two Interactive Software, Inc.(a)	368
9	Viacom, Inc., Class B	273
97	Walt Disney Co. (The)	13,872

		34,031

	Food & Staples Retailing — 0.2%
67	Kroger Co. (The)	1,418
162	SpartanNash Co.	1,915
8	Sysco Corp.	548
12	Walgreens Boots Alliance, Inc.	654

		4,535

	Food Products — 0.7%
55	Campbell Soup Co.	2,274
577	Danone S.A., Sponsored ADR	9,936
18	General Mills, Inc.	956
57	Hain Celestial Group, Inc. (The)(a)	1,241
3	Hershey Co. (The)	455
17	Ingredion, Inc.	1,314
11	J.M. Smucker Co. (The)	1,223
10	Kellogg Co.	582
59	Kraft Heinz Co. (The)	1,888
6	Mondelez International, Inc., Class A	321

		20,190

	Gas Utilities — 0.3%
52	New Jersey Resources Corp.	2,593
31	ONE Gas, Inc.	2,827
57	South Jersey Industries, Inc.	1,941

		7,361

	Health Care Equipment & Supplies — 0.9%
16	Alcon, Inc.(a)	940
5	Align Technology, Inc.(a)	1,045
1	Becton Dickinson and Co.	253
7	Boston Scientific Corp.(a)	297
3	Danaher Corp.	421
13	DENTSPLY SIRONA, Inc.	708
1	Edwards Lifesciences Corp.(a)	213
31	Globus Medical, Inc.(a)	1,413
15	Haemonetics Corp.(a)	1,831
1	Intuitive Surgical, Inc.(a)	520
105	Meridian Bioscience, Inc.	1,255
23	Merit Medical Systems, Inc.(a)	908
30	STERIS PLC	4,466
1	Stryker Corp.	210
57	Varian Medical Systems, Inc.(a)	6,690
20	West Pharmaceutical Services, Inc.	2,745

		23,915

	Health Care Providers & Services — 1.5%
32	Acadia Healthcare Co., Inc.(a)	1,022
10	Amedisys, Inc.(a)	1,379
3	Anthem, Inc.	884
23	BioTelemetry, Inc.(a)	1,080
70	Centene Corp.(a)	3,646
7	Chemed Corp.	2,838
4	Cigna Corp.	680
202	CVS Health Corp.	11,286
24	Encompass Health Corp.	1,532
46	HCA Healthcare, Inc.	6,141
25	Henry Schein, Inc.(a)	1,663
2	Humana, Inc.	593
11	Laboratory Corp. of America Holdings(a)	1,843

See accompanying notes to financial statements.

71  |

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
33	MEDNAX, Inc.(a)	$811
52	Patterson Cos., Inc.	1,030
19	Quest Diagnostics, Inc.	1,940
11	UnitedHealth Group, Inc.	2,739

		41,107

	Health Care Technology — 0.5%
111	Allscripts Healthcare Solutions, Inc.(a)	1,143
162	Cerner Corp.	11,608
22	Medidata Solutions, Inc.(a)	2,010

		14,761

	Hotels, Restaurants & Leisure — 2.5%
9	Domino’s Pizza, Inc.	2,201
26	Dunkin’ Brands Group, Inc.	2,084
76	Hilton Worldwide Holdings, Inc.	7,338
18	Jack in the Box, Inc.	1,293
17	Marriott Vacations Worldwide Corp.	1,738
3	McDonald’s Corp.	632
328	MGM Resorts International	9,847
25	Six Flags Entertainment Corp.	1,321
203	Starbucks Corp.	19,222
98	Wendy’s Co. (The)	1,783
335	Yum China Holdings, Inc.	15,242
66	Yum! Brands, Inc.	7,426

		70,127

	Household Durables — 0.3%
9	iRobot Corp.(a)	658
78	KB Home	2,049
58	Meritage Homes Corp.(a)	3,643
42	Tupperware Brands Corp.	643

		6,993

	Household Products — 1.0%
132	Colgate-Palmolive Co.	9,470
163	Procter & Gamble Co. (The)	19,240

		28,710

	Independent Power & Renewable Electricity Producers — 0.2%
64	AES Corp. (The)	1,074
44	Ormat Technologies, Inc.	2,884
104	Pattern Energy Group, Inc.	2,385

		6,343

	Industrial Conglomerates — 0.4%
1,137	General Electric Co.	11,882

	Insurance — 1.5%
7	Aflac, Inc.	368
32	Allstate Corp. (The)	3,437
231	American International Group, Inc.	12,934
6	Brighthouse Financial, Inc.(a)	235
53	Chubb Ltd.	8,100
45	First American Financial Corp.	2,602
13	Hartford Financial Services Group, Inc. (The)	749
8	Lincoln National Corp.	523
22	Marsh & McLennan Cos., Inc.	2,174
13	MetLife, Inc.	642
55	Prudential Financial, Inc.	5,572
24	Travelers Cos., Inc. (The)	3,519

		40,855

	Interactive Media & Services — 2.9%
11	Alphabet, Inc., Class A(a)	13,400
25	Alphabet, Inc., Class C(a)	30,417
189	Facebook, Inc., Class A(a)	36,710
7	TripAdvisor, Inc.(a)	309

		80,836

	Internet & Direct Marketing Retail — 3.0%
141	Alibaba Group Holding Ltd., Sponsored ADR(a)	$24,408
19	Amazon.com, Inc.(a)	35,469
8	Booking Holdings, Inc.(a)	15,093
220	eBay, Inc.	9,062

		84,032

	IT Services — 3.1%
73	Automatic Data Processing, Inc.	12,156
6	Cognizant Technology Solutions Corp., Class A	391
126	DXC Technology Co.	7,027
49	Gartner, Inc.(a)	6,827
8	International Business Machines Corp.	1,186
35	Leidos Holdings, Inc.	2,873
41	MasterCard, Inc., Class A	11,163
10	PayPal Holdings, Inc.(a)	1,104
133	Sabre Corp.	3,127
202	Visa, Inc., Class A	35,956
50	Western Union Co. (The)	1,050
14	WEX, Inc.(a)	3,053

		85,913

	Leisure Products — 0.0%
68	Callaway Golf Co.	1,247

	Life Sciences Tools & Services — 0.1%
1	Illumina, Inc.(a)	299
9	IQVIA Holdings, Inc.(a)	1,433
6	Thermo Fisher Scientific, Inc.	1,666

		3,398

	Machinery — 2.6%
32	AGCO Corp.	2,464
90	Caterpillar, Inc.	11,850
54	Cummins, Inc.	8,856
89	Deere & Co.	14,743
45	Flowserve Corp.	2,251
24	IDEX Corp.	4,037
43	ITT, Inc.	2,684
55	Kennametal, Inc.	1,902
34	Oshkosh Corp.	2,842
80	Parker Hannifin Corp.	14,007
10	Proto Labs, Inc.(a)	1,041
43	Terex Corp.	1,309
38	Toro Co. (The)	2,767
5	Xylem, Inc.	402

		71,155

	Media — 1.2%
2	Cable One, Inc.	2,433
15	CBS Corp., Class B	773
32	Charter Communications, Inc., Class A(a)	12,332
282	Comcast Corp., Class A	12,174
32	Discovery, Inc., Series C(a)	904
12	Interpublic Group of Cos., Inc. (The)	275
47	New York Times Co. (The), Class A	1,677
85	News Corp., Class A	1,118
22	Omnicom Group, Inc.	1,765

		33,451

	Metals & Mining — 0.4%
89	Commercial Metals Co.	1,559
101	Newmont Goldcorp Corp.	3,689
16	Nucor Corp.	870
33	Reliance Steel & Aluminum Co.	3,298
23	Royal Gold, Inc.	2,632

		12,048

See accompanying notes to financial statements.

|  72

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Multi-Utilities — 0.3%
57	Consolidated Edison, Inc.	$4,843
10	DTE Energy Co.	1,271
15	Sempra Energy	2,031

		8,145

	Multiline Retail — 0.1%
11	Macy’s, Inc.	250
14	Target Corp.	1,210

		1,460

	Oil, Gas & Consumable Fuels — 1.5%
291	Apache Corp.	7,106
1,640	Chesapeake Energy Corp.(a)	2,968
55	Concho Resources, Inc.	5,372
551	Denbury Resources, Inc.(a)	623
50	Diamondback Energy, Inc.	5,172
55	EOG Resources, Inc.	4,722
81	EQT Corp.	1,224
72	Green Plains, Inc.	726
50	Hess Corp.	3,242
112	Noble Energy, Inc.	2,473
41	ONEOK, Inc.	2,873
29	Valero Energy Corp.	2,472
41	World Fuel Services Corp.	1,601

		40,574

	Paper & Forest Products — 0.1%
32	Domtar Corp.	1,359
65	Louisiana-Pacific Corp.	1,699

		3,058

	Personal Products — 0.0%
3	Estee Lauder Cos., Inc. (The), Class A	553

	Pharmaceuticals — 1.1%
1	Allergan PLC	161
13	Bristol-Myers Squibb Co.	577
42	Catalent, Inc.(a)	2,373
11	Eli Lilly & Co.	1,198
64	Merck & Co., Inc.	5,311
65	Novartis AG, Sponsored ADR	5,953
228	Novo Nordisk AS, Sponsored ADR	10,926
25	Perrigo Co. PLC	1,350
62	Pfizer, Inc.	2,408

		30,257

	Professional Services — 0.3%
34	Exponent, Inc.	2,339
13	Insperity, Inc.	1,383
35	Korn Ferry	1,375
21	ManpowerGroup, Inc.	1,918
44	Nielsen Holdings PLC	1,019

		8,034

	Real Estate Management & Development — 0.1%
11	CBRE Group, Inc., Class A(a)	583
19	Jones Lang LaSalle, Inc.	2,768

		3,351

	REITs – Apartments — 0.4%
63	American Campus Communities, Inc.	2,945
3	AvalonBay Communities, Inc.	627
44	Camden Property Trust	4,563
6	Equity Residential	473
3	Essex Property Trust, Inc.	907
4	Mid-America Apartment Communities, Inc.	471

		9,986

	REITs – Diversified — 0.1%
5	Crown Castle International Corp.	$666
10	Digital Realty Trust, Inc.	1,144
1	Equinix, Inc.	502
62	Weyerhaeuser Co.	1,575

		3,887

	REITs – Health Care — 0.2%
26	Ventas, Inc.	1,750
33	Welltower, Inc.	2,743

		4,493

	REITs – Hotels — 0.1%
93	Host Hotels & Resorts, Inc.	1,617

	REITs – Office Property — 0.5%
8	Boston Properties, Inc.	1,064
95	Corporate Office Properties Trust	2,652
108	Douglas Emmett, Inc.	4,409
144	Easterly Government Properties, Inc.	2,717
48	Kilroy Realty Corp.	3,814

		14,656

	REITs – Regional Malls — 0.1%
6	Macerich Co. (The)	198
10	Simon Property Group, Inc.	1,622

		1,820

	REITs – Storage — 0.1%
32	Iron Mountain, Inc.	941
2	Public Storage	486

		1,427

	REITs – Warehouse/Industrials — 0.2%
30	CyrusOne, Inc.	1,722
78	Liberty Property Trust	4,079

		5,801

	Road & Rail — 0.6%
29	Genesee & Wyoming, Inc., Class A(a)	3,185
19	Kansas City Southern	2,351
28	Norfolk Southern Corp.	5,351
27	Ryder System, Inc.	1,438
16	Union Pacific Corp.	2,879

		15,204

	Semiconductors & Semiconductor Equipment — 2.4%
5	Advanced Micro Devices, Inc.(a)	152
58	Applied Materials, Inc.	2,863
34	Brooks Automation, Inc.	1,319
20	Cabot Microelectronics Corp.	2,433
36	Cirrus Logic, Inc.(a)	1,766
26	Cree, Inc.(a)	1,617
57	First Solar, Inc.(a)	3,676
217	Intel Corp.	10,969
6	Lam Research Corp.	1,252
8	Microchip Technology, Inc.	755
83	NVIDIA Corp.	14,004
182	QUALCOMM, Inc.	13,315
28	Silicon Laboratories, Inc.(a)	3,142
75	Texas Instruments, Inc.	9,376

		66,639

	Software — 2.7%
5	Adobe, Inc.(a)	1,494
131	Autodesk, Inc.(a)	20,458
21	Blackbaud, Inc.	1,911
29	Bottomline Technologies, Inc.(a)	1,221
10	Fair Isaac Corp.(a)	3,474

See accompanying notes to financial statements.

73  |

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Software — continued
16	LogMeIn, Inc.	$1,216
113	Microsoft Corp.	15,399
435	Oracle Corp.	24,490
25	PTC, Inc.(a)	1,695
18	Qualys, Inc.(a)	1,558
2	salesforce.com, inc.(a)	309
31	Symantec Corp.	668

		73,893

	Specialty Retail — 0.8%
25	Aaron’s, Inc.	1,576
64	American Eagle Outfitters, Inc.	1,132
23	Asbury Automotive Group, Inc.(a)	2,118
17	Best Buy Co., Inc.	1,301
13	Five Below, Inc.(a)	1,527
29	Home Depot, Inc. (The)	6,197
18	Lithia Motors, Inc., Class A	2,374
17	Lowe’s Cos., Inc.	1,724
18	Monro, Inc.	1,516
11	Tiffany & Co.	1,033
23	Williams-Sonoma, Inc.	1,533

		22,031

	Technology Hardware, Storage & Peripherals — 1.9%
202	Apple, Inc.	43,034
191	Hewlett Packard Enterprise Co.	2,745
142	HP, Inc.	2,988
60	NCR Corp.(a)	2,029
10	NetApp, Inc.	585
16	Seagate Technology PLC	741
5	Western Digital Corp.	269
44	Xerox Corp.	1,412

		53,803

	Textiles, Apparel & Luxury Goods — 0.7%
15	Deckers Outdoor Corp.(a)	2,344
15	Hanesbrands, Inc.	241
15	NIKE, Inc., Class B	1,291
4	PVH Corp.	356
617	Under Armour, Inc., Class A(a)	14,234
55	Wolverine World Wide, Inc.	1,493

		19,959

	Thrifts & Mortgage Finance — 0.1%
209	New York Community Bancorp, Inc.	2,410

	Trading Companies & Distributors — 0.2%
50	Fastenal Co.	1,540
20	GATX Corp.	1,538
13	United Rentals, Inc.(a)	1,645
6	W.W. Grainger, Inc.	1,746

		6,469

	Water Utilities — 0.3%
44	American Water Works Co., Inc.	5,050
59	Aqua America, Inc.	2,475

		7,525

	Total Common Stocks (Identified Cost $1,647,214)	1,692,338

Principal Amount	Description	Value (†)
Bonds and Notes — 3.7%
	Agency Commercial Mortgage-Backed Securities — 0.0%
$1,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.185%, 12/25/2020(b)	$1,022

	Automotive — 0.0%
1,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	1,009

	Banking — 0.8%
2,000	American Express Co., 3.700%, 8/03/2023	2,089
2,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	2,029
3,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	2,981
1,000	Bank of New York Mellon Corp. (The), Series 10YR, MTN, 3.650%, 2/04/2024	1,054
1,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	1,032
1,000	Citigroup, Inc., 4.600%, 3/09/2026	1,080
1,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	996
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,089
2,000	HSBC Holdings PLC, 5.100%, 4/05/2021	2,087
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,053
1,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	1,056
1,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	999
1,000	Santander UK PLC, 2.375%, 3/16/2020	999
1,000	SunTrust Bank, 2.250%, 1/31/2020	999
1,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	1,018

		22,561

	Construction Machinery — 0.0%
1,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	1,010

	Consumer Cyclical Services — 0.1%
2,000	eBay, Inc., 3.800%, 3/09/2022	2,064

	Electric — 0.1%
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,072

	Government Owned – No Guarantee — 0.1%
2,000	Federal National Mortgage Association, 6.625%, 11/15/2030	2,849

	Health Insurance — 0.1%
1,000	Anthem, Inc., 4.101%, 3/01/2028	1,064
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	1,299

		2,363

	Healthcare — 0.2%
1,000	CVS Health Corp., 3.875%, 7/20/2025	1,044
2,000	Express Scripts Holding Co., 4.500%, 2/25/2026	2,163
2,000	McKesson Corp., 3.950%, 2/16/2028	2,076

		5,283

	Integrated Energy — 0.1%
1,000	BP Capital Markets PLC, 3.814%, 2/10/2024	1,057
1,000	Chevron Corp., 1.961%, 3/03/2020	999
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,431

		3,487

	Midstream — 0.1%
1,000	Enterprise Products Operating LLC, 2.550%, 10/15/2019	1,000
1,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	1,054

		2,054

	Mortgage Related — 0.8%
8,756	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	8,887
6,957	FNMA, 3.500%, 6/01/2049	7,131

See accompanying notes to financial statements.

|  74

Portfolio of Investments – as of July 31, 2019 (Unaudited)

Natixis Sustainable Future 2060 Fund – (continued)

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$4,536	FNMA, 4.000%, 2/01/2049	$4,694
1,947	FNMA, 4.500%, 5/01/2049	2,042

		22,754

	Railroads — 0.1%
2,000	CSX Corp., 2.600%, 11/01/2026	1,997

	REITs – Office Property — 0.0%
1,000	Boston Properties LP, 2.750%, 10/01/2026	994

	Restaurants — 0.1%
2,000	Starbucks Corp., 3.800%, 8/15/2025	2,125

	Technology — 0.2%
1,000	Apple, Inc., 2.500%, 2/09/2025	1,008
1,000	International Business Machines Corp., 4.000%, 6/20/2042	1,054
2,000	Oracle Corp., 2.950%, 5/15/2025	2,052
2,000	QUALCOMM, Inc., 3.450%, 5/20/2025	2,083

		6,197

	Treasuries — 0.7%
1,000	U.S. Treasury Bond, 2.500%, 5/15/2046	994
2,000	U.S. Treasury Bond, 2.875%, 11/15/2046	2,139
3,000	U.S. Treasury Bond, 3.000%, 5/15/2045	3,278
1,000	U.S. Treasury Bond, 3.000%, 2/15/2048	1,095
1,000	U.S. Treasury Bond, 3.000%, 2/15/2049	1,097
1,000	U.S. Treasury Bond, 4.250%, 11/15/2040	1,311
2,000	U.S. Treasury Bond, 5.250%, 2/15/2029	2,561
1,000	U.S. Treasury Note, 1.125%, 9/30/2021	984
1,000	U.S. Treasury Note, 1.750%, 5/15/2023	996
1,000	U.S. Treasury Note, 2.125%, 12/31/2022	1,009
1,000	U.S. Treasury Note, 2.250%, 11/15/2027	1,020
1,000	U.S. Treasury Note, 2.625%, 12/31/2023	1,032
1,000	U.S. Treasury Note, 2.625%, 2/15/2029	1,052
1,000	U.S. Treasury Note, 2.875%, 9/30/2023	1,041

		19,609

	Wireless — 0.1%
1,000	Vodafone Group PLC, 6.150%, 2/27/2037	1,226

	Wirelines — 0.1%
2,000	AT&T, Inc., 3.400%, 5/15/2025	2,057

	Total Bonds and Notes (Identified Cost $100,572)	102,733

Shares
Exchange-Traded Funds — 16.4%
4,877	iShares® ESG MSCI EAFE ETF	307,885
4,393	iShares® ESG MSCI Emerging Markets ETF	146,419

	Total Exchange-Traded Funds (Identified Cost $441,954)	454,304

Affiliated Mutual Funds — 18.3%
4,194	Mirova Global Green Bond Fund, Class N	44,285
41,185	Mirova International Sustainable Equity Fund, Class N	461,681

	Total Affiliated Mutual Funds (Identified Cost $489,991)	505,966

	Total Investments — 99.4% (Identified Cost $2,679,731)	2,755,341
	Other assets less liabilities — 0.6%	17,631

	Net Assets — 100.0%	$2,772,972

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of July 31, 2019 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at July 31, 2019 (Unaudited)

Equity	94.1%
Fixed Income	5.3

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%

See accompanying notes to financial statements.

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|  76

Statements of Assets and Liabilities

July 31, 2019 (Unaudited)

	Natixis Sustainable Future 2015 Fund	Natixis Sustainable Future 2020 Fund	Natixis Sustainable Future 2025 Fund	Natixis Sustainable Future 2030 Fund
ASSETS
Unaffiliated investments at cost	$2,620,597	$2,955,627	$2,766,051	$2,462,923
Affiliated investments at cost	1,984,370	1,754,582	1,313,742	947,100
Net unrealized appreciation on unaffiliated investments	62,682	71,712	68,908	63,995
Net unrealized appreciation on affiliated investments	35,128	33,933	23,980	18,093

Investments at value	4,702,777	4,815,854	4,172,681	3,492,111
Cash	86,535	90,564	49,327	42,814
Receivable for Fund shares sold	—	117	235	459
Receivable from investment adviser (Note 5)	12,883	12,809	12,804	12,560
Receivable for securities sold	4,203	4,899	4,616	7,434
Dividends and interest receivable	7,669	7,959	6,100	4,347
Dividends receivable from affiliates	1,048	927	594	321
Tax reclaims receivable	369	508	375	361
Prepaid expenses (Note 6)	1	1	1	1

TOTAL ASSETS	4,815,485	4,933,638	4,246,733	3,560,408

LIABILITIES
Payable for securities purchased	2,970	3,110	2,745	2,966
Payable for Fund shares redeemed	—	—	—	—
Deferred Trustees’ fees (Note 5)	9,423	9,424	9,402	9,391
Administrative fees payable (Note 5)	177	182	156	131
Audit and tax services fees payable	17,820	17,820	17,821	17,819
Other accounts payable and accrued expenses	10,684	9,591	9,128	8,032

TOTAL LIABILITIES	41,074	40,127	39,252	38,339

NET ASSETS	$4,774,411	$4,893,511	$4,207,481	$3,522,069

NET ASSETS CONSIST OF:
Paid-in capital	$4,472,675	$4,626,016	$3,948,892	$3,261,533
Accumulated earnings	301,736	267,495	258,589	260,536

NET ASSETS	$4,774,411	$4,893,511	$4,207,481	$3,522,069

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class N shares:
Net assets	$4,774,411	$4,893,511	$4,207,481	$3,522,069

Shares of beneficial interest	446,757	463,710	390,425	320,123

Net asset value, offering and redemption price per share	$10.69	$10.55	$10.78	$11.00

See accompanying notes to financial statements.

77  |

Statements of Assets and Liabilities (continued)

July 31, 2019 (Unaudited)

Natixis Sustainable Future 2035 Fund	Natixis Sustainable Future 2040 Fund	Natixis Sustainable Future 2045 Fund	Natixis Sustainable Future 2050 Fund	Natixis Sustainable Future 2055 Fund	Natixis Sustainable Future 2060 Fund

$3,557,632	$2,815,473	$2,899,185	$2,549,915	$2,395,034	$2,189,740
1,147,423	879,653	792,263	613,836	548,580	489,991
93,100	70,724	52,374	52,318	57,528	59,635
30,669	25,686	12,145	17,373	16,273	15,975

4,828,824	3,791,536	3,755,967	3,233,442	3,017,415	2,755,341
138,497	27,823	106,320	122,924	61,280	38,387
—	310	524	114	44,707	195
12,535	12,822	12,916	12,711	12,834	12,725
7,085	6,884	6,361	1,492	5,959	1,942
4,494	2,571	2,370	2,107	1,944	1,910
291	118	94	—	—	—
406	500	428	385	378	384
—	—	1	—	—	—

4,992,132	3,842,564	3,884,981	3,373,175	3,144,517	2,810,884

13,222	3,245	6,418	2,498	3,004	2,089
—	—	—	—	214	—
9,401	9,393	9,377	9,378	9,378	9,377
182	141	115	120	109	102
17,819	17,820	17,820	17,820	17,820	17,819
8,343	8,961	8,113	9,553	8,999	8,525

48,967	39,560	41,843	39,369	39,524	37,912

$4,943,165	$3,803,004	$3,843,138	$3,333,806	$3,104,993	$2,772,972

$4,624,432	$3,552,000	$3,613,022	$3,110,459	$2,875,686	$2,536,211
318,733	251,004	230,116	223,347	229,307	236,761

$4,943,165	$3,803,004	$3,843,138	$3,333,806	$3,104,993	$2,772,972

$4,943,165	$3,803,004	$3,843,138	$3,333,806	$3,104,993	$2,772,972

445,697	347,214	349,107	303,731	282,038	251,641

$11.09	$10.95	$11.01	$10.98	$11.01	$11.02

See accompanying notes to financial statements.

|  78

Statements of Operations

For the Six Months Ended July 31, 2019 (Unaudited)

	Natixis Sustainable Future 2015 Fund	Natixis Sustainable Future 2020 Fund	Natixis Sustainable Future 2025 Fund	Natixis Sustainable Future 2030 Fund
INVESTMENT INCOME
Dividends from unaffiliated investments	$19,763	$23,324	$22,771	$22,690
Dividends from affiliated investments	20,028	16,561	11,372	7,080
Interest	6,739	6,783	4,973	3,268
Less net foreign taxes withheld	(244)	(483)	(254)	(317)

	46,286	46,185	38,862	32,721

Expenses
Management fees (Note 5)	19,290	20,000	17,205	14,847
Administrative fees (Note 5)	1,029	1,045	879	741
Trustees’ fees and expenses (Note 5)	10,078	10,079	10,066	10,055
Transfer agent fees and expenses	649	677	680	693
Audit and tax services fees	16,247	16,247	16,246	16,246
Custodian fees and expenses	14,304	12,248	15,617	14,882
Legal fees (Note 6)	81	82	70	58
Registration fees	8,779	8,779	8,779	8,779
Shareholder reporting expenses	6,342	6,341	5,664	5,638
Miscellaneous expenses (Note 6)	11,977	11,977	11,967	11,965

Total expenses	88,776	87,475	87,173	83,904
Less waiver and/or expense reimbursement (Note 5)	(80,732)	(78,920)	(79,657)	(77,001)

Net expenses	8,044	8,555	7,516	6,903

Net investment income	38,242	37,630	31,346	25,818

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Unaffiliated investments	162,376	126,951	133,899	153,718
Affiliated investments	18,198	22,115	19,815	14,117
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	2,710	56,706	35,222	16,864
Affiliated investments	71,856	56,588	37,635	25,028

Net realized and unrealized gain on investments	255,140	262,360	226,571	209,727

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$293,382	$299,990	$257,917	$235,545

See accompanying notes to financial statements.

79  |

Statements of Operations (continued)

For the Six Months Ended July 31, 2019 (Unaudited)

Natixis Sustainable Future 2035 Fund	Natixis Sustainable Future 2040 Fund	Natixis Sustainable Future 2045 Fund	Natixis Sustainable Future 2050 Fund	Natixis Sustainable Future 2055 Fund	Natixis Sustainable Future 2060 Fund

$33,258	$28,323	$22,911	$24,684	$24,000	$22,788
6,381	3,821	1,753	1,002	859	819
2,992	1,360	1,039	1,156	984	955
(532)	(314)	(259)	(274)	(273)	(277)

42,099	33,190	25,444	26,568	25,570	24,285

20,070	16,144	12,537	13,467	12,823	12,103
983	783	602	643	611	577
10,073	10,057	10,042	10,046	10,044	10,041
700	690	687	697	701	688
16,246	16,246	16,246	16,246	16,246	16,246
14,260	15,447	14,295	17,597	15,679	14,182
75	59	46	50	50	44
8,779	8,779	8,779	8,779	8,779	8,779
5,474	5,391	5,031	5,044	5,066	5,023
11,972	11,966	11,956	11,956	11,956	11,953

88,632	85,562	80,221	84,525	81,955	79,636
(79,044)	(77,967)	(74,388)	(78,100)	(75,698)	(73,728)

9,588	7,595	5,833	6,425	6,257	5,908

32,511	25,595	19,611	20,143	19,313	18,377

174,131	154,366	155,130	151,681	152,598	154,301
5,197	702	2,998	1,788	1,143	1,115

60,571	36,607	(7,493)	5,277	11,201	(2,060)
33,234	25,939	10,122	13,791	13,087	13,110

273,133	217,614	160,757	172,537	178,029	166,466

$305,644	$243,209	$180,368	$192,680	$197,342	$184,843

See accompanying notes to financial statements.

|  80

Statements of Changes in Net Assets

	Natixis Sustainable Future 2015 Fund		Natixis Sustainable Future 2020 Fund		Natixis Sustainable Future 2025 Fund
	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019
FROM OPERATIONS:
Net investment income	$38,242	$94,583	$37,630	$89,986	$31,346	$65,783
Net realized gain on investments	180,574	226,694	149,066	325,913	153,714	252,869
Net change in unrealized appreciation (depreciation) on investments	74,566	(379,868)	113,294	(492,458)	72,857	(407,524)

Net increase (decrease) in net assets resulting from operations	293,382	(58,591)	299,990	(76,559)	257,917	(88,872)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(32,279)	(355,507)	(32,370)	(465,438)	(45,895)	(329,260)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 8)	(86,983)	478,631	86,073	464,635	238,924	656,250

Net increase (decrease) in net assets	174,120	64,533	353,693	(77,362)	450,946	238,118
NET ASSETS
Beginning of the period	4,600,291	4,535,758	4,539,818	4,617,180	3,756,535	3,518,417

End of the period	$4,774,411	$4,600,291	$4,893,511	$4,539,818	$4,207,481	$3,756,535

See accompanying notes to financial statements.

81  |

Statements of Changes in Net Assets (continued)

	Natixis Sustainable Future 2030 Fund		Natixis Sustainable Future 2035 Fund		Natixis Sustainable Future 2040 Fund
	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019
FROM OPERATIONS:
Net investment income	$25,818	$52,385	$32,511	$50,842	$25,595	$44,429
Net realized gain on investments	167,835	245,831	179,328	294,933	155,068	312,062
Net change in unrealized appreciation (depreciation) on investments	41,892	(391,771)	93,805	(459,860)	62,546	(496,960)

Net increase (decrease) in net assets resulting from operations	235,545	(93,555)	305,644	(114,085)	243,209	(140,469)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(39,780)	(294,955)	(52,653)	(329,317)	(69,670)	(336,300)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 8)	132,673	548,767	590,961	1,430,894	299,269	711,448

Net increase in net assets	328,438	160,257	843,952	987,492	472,808	234,679
NET ASSETS
Beginning of the period	3,193,631	3,033,374	4,099,213	3,111,721	3,330,196	3,095,517

End of the period	$3,522,069	$3,193,631	$4,943,165	$4,099,213	$3,803,004	$3,330,196

See accompanying notes to financial statements.

|  82

Statements of Changes in Net Assets (continued)

	Natixis Sustainable Future 2045 Fund		Natixis Sustainable Future 2050 Fund		Natixis Sustainable Future 2055 Fund
	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019
FROM OPERATIONS:
Net investment income	$19,611	$32,585	$20,143	$31,990	$19,313	$31,669
Net realized gain on investments	158,128	246,157	153,469	254,775	153,741	260,528
Net change in unrealized appreciation (depreciation) on investments	2,629	(392,216)	19,068	(412,633)	24,288	(415,462)

Net increase (decrease) in net assets resulting from operations	180,368	(113,474)	192,680	(125,868)	197,342	(123,265)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(34,269)	(271,505)	(51,599)	(272,323)	(50,564)	(274,462)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 8)	1,180,007	333,717	700,593	376,638	343,902	478,224

Net increase (decrease) in net assets	1,326,106	(51,262)	841,674	(21,553)	490,680	80,497
NET ASSETS
Beginning of the period	2,517,032	2,568,294	2,492,132	2,513,685	2,614,313	2,533,816

End of the period	$3,843,138	$2,517,032	$3,333,806	$2,492,132	$3,104,993	$2,614,313

See accompanying notes to financial statements.

83  |

Statements of Changes in Net Assets (continued)

	Natixis Sustainable Future 2060 Fund
	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019
FROM OPERATIONS:
Net investment income	$18,377	$32,033
Net realized gain on investments	155,416	252,606
Net change in unrealized appreciation (depreciation) on investments	11,050	(403,205)

Net increase (decrease) in net assets resulting from operations	184,843	(118,566)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(34,032)	(278,299)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 8)	133,854	309,763

Net increase (decrease) in net assets	284,665	(87,102)
NET ASSETS
Beginning of the period	2,488,307	2,575,409

End of the period	$2,772,972	$2,488,307

See accompanying notes to financial statements.

|  84

Financial Highlights

For a share outstanding throughout each period.

	Sustainable Future 2015 Fund—Class N
	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$10.11		$11.13		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.23		0.15
Net realized and unrealized gain (loss)	0.56		(0.41)		1.19

Total from Investment Operations	0.65		(0.18)		1.34

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.23)		(0.16)
Net realized capital gains	(0.07)		(0.61)		(0.05)

Total Distributions	(0.07)		(0.84)		(0.21)

Net asset value, end of the period	$10.69		$10.11		$11.13

Total return(b)	6.47	%(c)	(1.28)%		13.42	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,774		$4,600		$4,536
Net expenses(d)	0.35	%(e)(f)(g)	0.35	%(h)	0.38	%(e)(i)
Gross expenses	3.82	%(e)(f)	4.04	%(h)	3.57	%(e)(i)
Net investment income	1.64	%(e)	2.10%		1.49	%(e)
Portfolio turnover rate	61%		41%		15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.62% and 4.09%, respectively.

(g)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.55%. See Note 5 of Notes to Financial Statements.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 4.34%, respectively.

(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 3.84%, respectively.

See accompanying notes to financial statements.

85  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2020 Fund—Class N
	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$9.97		$11.34		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.22		0.14
Net realized and unrealized gain (loss)	0.57		(0.46)		1.39

Total from Investment Operations	0.65		(0.24)		1.53

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.23)		(0.15)
Net realized capital gains	(0.07)		(0.90)		(0.04)

Total Distributions	(0.07)		(1.13)		(0.19)

Net asset value, end of the period	$10.55		$9.97		$11.34

Total return(b)	6.54	%(c)	(1.66)%		15.38	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,894		$4,540		$4,617
Net expenses(d)	0.36	%(e)(f)(g)	0.38	%(h)	0.41	%(e)(i)
Gross expenses	3.70	%(e)(f)	4.10	%(h)	3.58	%(e)(i)
Net investment income	1.59	%(e)	1.98%		1.40	%(e)
Portfolio turnover rate	62%		65%		15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.62% and 3.96%, respectively.

(g)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.55%. See Note 5 of Notes to Financial Statements.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 4.37%, respectively.

(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 3.82%, respectively.

See accompanying notes to financial statements.

|  86

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2025 Fund—Class N
	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$10.22		$11.54		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.21		0.13
Net realized and unrealized gain (loss)	0.60		(0.54)		1.59

Total from Investment Operations	0.68		(0.33)		1.72

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.20)		(0.14)
Net realized capital gains	(0.12)		(0.79)		(0.04)

Total Distributions	(0.12)		(0.99)		(0.18)

Net asset value, end of the period	$10.78		$10.22		$11.54

Total return(b)	6.70	%(c)	(2.46)%		17.31	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,207		$3,757		$3,518
Net expenses(d)	0.38	%(e)(f)(g)	0.42	%(h)	0.45	%(e)(i)
Gross expenses	4.38	%(e)(f)	4.88	%(h)	4.41	%(e)(i)
Net investment income	1.58	%(e)	1.88%		1.30	%(e)
Portfolio turnover rate	59%		59%		16%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.62% and 4.62%, respectively.

(g)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.56%. See Note 5 of Notes to Financial Statements.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.11%, respectively.

(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 4.61%, respectively.

See accompanying notes to financial statements.

87  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2030 Fund—Class N
	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$10.39		$11.79		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.19		0.12
Net realized and unrealized gain (loss)	0.66		(0.60)		1.86

Total from Investment Operations	0.74		(0.41)		1.98

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.18)		(0.14)
Net realized capital gains	(0.13)		(0.81)		(0.05)

Total Distributions	(0.13)		(0.99)		(0.19)

Net asset value, end of the period	$11.00		$10.39		$11.79

Total return(b)	7.13	%(c)	(2.91)%		19.79	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,522		$3,194		$3,033
Net expenses(d)	0.41	%(e)(f)(g)	0.48	%(h)	0.50	%(e)(i)
Gross expenses	5.00	%(e)(f)	5.34	%(h)	5.04	%(e)(i)
Net investment income	1.54	%(e)	1.68%		1.22	%(e)
Portfolio turnover rate	66%		65%		15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.62% and 5.21%, respectively.

(g)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.57%. See Note 5 of Notes to Financial Statements.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.51%, respectively.

(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.19%, respectively.

See accompanying notes to financial statements.

|  88

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2035 Fund—Class N
	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$10.46		$12.01		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.17		0.11
Net realized and unrealized gain (loss)	0.68		(0.67)		2.08

Total from Investment Operations	0.76		(0.50)		2.19

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.17)		(0.13)
Net realized capital gains	(0.13)		(0.88)		(0.05)

Total Distributions	(0.13)		(1.05)		(0.18)

Net asset value, end of the period	$11.09		$10.46		$12.01

Total return(b)	7.32	%(c)	(3.68)%		21.95	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,943		$4,099		$3,112
Net expenses(d)	0.43	%(e)(f)(g)	0.52	%(h)	0.55	%(e)(i)
Gross expenses	3.99	%(e)(f)	5.12	%(h)	5.03	%(e)(i)
Net investment income	1.46	%(e)	1.52%		1.13	%(e)
Portfolio turnover rate	52%		74%		14%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.63% and 4.19%, respectively.

(g)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.58%. See Note 5 of Notes to Financial Statements.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.25%, respectively.

(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.13%, respectively.

See accompanying notes to financial statements.

89  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2040 Fund—Class N
	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$10.43		$12.20		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.16		0.11
Net realized and unrealized gain (loss)	0.66		(0.75)		2.26

Total from Investment Operations	0.74		(0.59)		2.37

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.16)		(0.12)
Net realized capital gains	(0.22)		(1.02)		(0.05)

Total Distributions	(0.22)		(1.18)		(0.17)

Net asset value, end of the period	$10.95		$10.43		$12.20

Total return(b)	7.18	%(c)	(4.19)%		23.80	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,803		$3,330		$3,096
Net expenses(d)	0.43	%(e)(f)(g)	0.56	%(h)	0.59	%(e)(i)
Gross expenses	4.83	%(e)(f)	5.40	%(h)	5.04	%(e)(i)
Net investment income	1.45	%(e)	1.42%		1.04	%(e)
Portfolio turnover rate	52%		90%		15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.63% and 5.03%, respectively.

(g)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.59%. See Note 5 of Notes to Financial Statements.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.49%, respectively.

(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.10%, respectively.

See accompanying notes to financial statements.

|  90

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2045 Fund—Class N
	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$10.38		$12.31		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.15		0.10
Net realized and unrealized gain (loss)	0.69		(0.81)		2.39

Total from Investment Operations	0.77		(0.66)		2.49

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.16)		(0.12)
Net realized capital gains	(0.14)		(1.11)		(0.06)

Total Distributions	(0.14)		(1.27)		(0.18)

Net asset value, end of the period	$11.01		$10.38		$12.31

Total return(b)	7.44	%(c)	(4.53)%		24.92	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,843		$2,517		$2,568
Net expenses(d)	0.43	%(e)(f)(g)	0.58	%(h)	0.61	%(e)(i)
Gross expenses	5.89	%(e)(f)	6.46	%(h)	5.97	%(e)(i)
Net investment income	1.44	%(e)	1.32%		0.97	%(e)
Portfolio turnover rate	52%		77%		17%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.63% and 6.09%, respectively.

(g)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.59%. See Note 5 of Notes to Financial Statements.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.53%, respectively.

(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.01%, respectively.

See accompanying notes to financial statements.

91  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2050 Fund—Class N
	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$10.41		$12.38		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.15		0.10
Net realized and unrealized gain (loss)	0.69		(0.84)		2.45

Total from Investment Operations	0.76		(0.69)		2.55

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.16)		(0.11)
Net realized capital gains	(0.19)		(1.12)		(0.06)

Total Distributions	(0.19)		(1.28)		(0.17)

Net asset value, end of the period	$10.98		$10.41		$12.38

Total return(b)	7.28	%(c)	(4.82)%		25.64	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,334		$2,492		$2,514
Net expenses(d)	0.44	%(e)(f)(g)	0.59	%(h)	0.62	%(e)(i)
Gross expenses	5.81	%(e)(f)	6.42	%(h)	6.00	%(e)(i)
Net investment income	1.39	%(e)	1.29%		0.94	%(e)
Portfolio turnover rate	56%		83%		18%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.63% and 6.00%, respectively.

(g)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.60%. See Note 5 of Notes to Financial Statements.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.48%, respectively.

(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.03%, respectively.

See accompanying notes to financial statements.

|  92

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2055 Fund—Class N
	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$10.43		$12.38		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.15		0.10
Net realized and unrealized gain (loss)	0.71		(0.83)		2.45

Total from Investment Operations	0.78		(0.68)		2.55

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.16)		(0.11)
Net realized capital gains	(0.20)		(1.11)		(0.06)

Total Distributions	(0.20)		(1.27)		(0.17)

Net asset value, end of the period	$11.01		$10.43		$12.38

Total return(b)	7.50	%(c)	(4.80)%		25.64	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,105		$2,614		$2,534
Net expenses(d)	0.45	%(e)(f)(g)	0.59	%(h)	0.62	%(e)(i)
Gross expenses	5.93	%(e)(f)	6.44	%(h)	5.98	%(e)(i)
Net investment income	1.40	%(e)	1.27%		0.94	%(e)
Portfolio turnover rate	56%		85%		18%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.63% and 6.11%, respectively.

(g)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.60%. See Note 5 of Notes to Financial Statements.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.50%, respectively.

(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.01%, respectively.

See accompanying notes to financial statements.

93  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2060 Fund—Class N
	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$10.40		$12.38		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.15		0.10
Net realized and unrealized gain (loss)	0.68		(0.82)		2.45

Total from Investment Operations	0.76		(0.67)		2.55

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.16)		(0.11)
Net realized capital gains	(0.14)		(1.15)		(0.06)

Total Distributions	(0.14)		(1.31)		(0.17)

Net asset value, end of the period	$11.02		$10.40		$12.38

Total return(b)	7.34	%(c)	(4.56)%		25.59	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,773		$2,488		$2,575
Net expenses(d)	0.45	%(e)(f)(g)	0.59	%(h)	0.62	%(e)(i)
Gross expenses	6.10	%(e)(f)	6.45	%(h)	5.97	%(e)(i)
Net investment income	1.41	%(e)	1.29%		0.94	%(e)
Portfolio turnover rate	54%		80%		17%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.63% and 6.28%, respectively.

(g)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.60%. See Note 5 of Notes to Financial Statements.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.51%, respectively.

(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.00%, respectively.

See accompanying notes to financial statements.

|  94

Notes to Financial Statements

July 31, 2019 (Unaudited)

1.  Organization.  Natixis Funds Trust IV (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust IV:

Natixis Sustainable Future 2015 Fund (the “Sustainable Future 2015 Fund”)

Natixis Sustainable Future 2020 Fund (the “Sustainable Future 2020 Fund”)

Natixis Sustainable Future 2025 Fund (the “Sustainable Future 2025 Fund”)

Natixis Sustainable Future 2030 Fund (the “Sustainable Future 2030 Fund”)

Natixis Sustainable Future 2035 Fund (the “Sustainable Future 2035 Fund”)

Natixis Sustainable Future 2040 Fund (the “Sustainable Future 2040 Fund”)

Natixis Sustainable Future 2045 Fund (the “Sustainable Future 2045 Fund”)

Natixis Sustainable Future 2050 Fund (the “Sustainable Future 2050 Fund”)

Natixis Sustainable Future 2055 Fund (the “Sustainable Future 2055 Fund”)

Natixis Sustainable Future 2060 Fund (the “Sustainable Future 2060 Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class N shares. Class N shares do not pay a front-end sales charge, a contingent deferred sales charge (“CDSC”) or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Certain categories of investors are exempted from the minimum investment amounts for Class N as outlined in the Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Mutual funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other

95  |

Notes to Financial Statements (continued)

July 31, 2019 (Unaudited)

investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on the trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of July 31, 2019 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the

|  96

Notes to Financial Statements (continued)

July 31, 2019 (Unaudited)

Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as distribution re-designations. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales and return of capital distributions received. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended January 31, 2019 was as follows:

	2019 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Sustainable Future 2015 Fund	$160,754	$194,753	$355,507
Sustainable Future 2020 Fund	166,032	299,406	465,438
Sustainable Future 2025 Fund	116,622	212,638	329,260
Sustainable Future 2030 Fund	87,034	207,921	294,955
Sustainable Future 2035 Fund	84,598	244,719	329,317
Sustainable Future 2040 Fund	81,843	254,457	336,300
Sustainable Future 2045 Fund	60,325	211,180	271,505
Sustainable Future 2050 Fund	60,040	212,283	272,323
Sustainable Future 2055 Fund	59,287	215,175	274,462
Sustainable Future 2060 Fund	59,596	218,703	278,299

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of January 31, 2019, late-year ordinary and post-October capital loss deferrals were as follows:

	Sustainable Future 2015 Fund	Sustainable Future 2020 Fund	Sustainable Future 2025 Fund	Sustainable Future 2030 Fund	Sustainable Future 2035 Fund
Late-year ordinary and post-October capital loss deferrals*	$(3,263)	$(5,661)	$(4,808)	$(2,921)	$(3,515)

	Sustainable Future 2040 Fund	Sustainable Future 2045 Fund	Sustainable Future 2050 Fund	Sustainable Future 2055 Fund	Sustainable Future 2060 Fund
Late-year ordinary and post-October capital loss deferrals*	$(3,191)	$(2,397)	$(6,561)	$(4,105)	$(3,332)

*

Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. The Funds are deferring capital losses.

97  |

Notes to Financial Statements (continued)

July 31, 2019 (Unaudited)

As of July 31, 2019, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Sustainable Future 2015 Fund	Sustainable Future 2020 Fund	Sustainable Future 2025 Fund	Sustainable Future 2030 Fund	Sustainable Future 2035 Fund
Federal tax cost	$4,605,533	$4,710,782	$4,080,200	$3,410,299	$4,705,277

Gross tax appreciation	$159,950	$180,484	$161,255	$146,084	$223,499
Gross tax depreciation	(62,706)	(75,412)	(68,774)	(64,272)	(99,952)

Net tax appreciation	$97,244	$105,072	$92,481	$81,812	$123,547

	Sustainable Future 2040 Fund	Sustainable Future 2045 Fund	Sustainable Future 2050 Fund	Sustainable Future 2055 Fund	Sustainable Future 2060 Fund
Federal tax cost	$3,695,240	$3,691,526	$3,163,826	$2,943,689	$2,679,806

Gross tax appreciation	$179,124	$134,264	$141,951	$142,194	$140,957
Gross tax depreciation	(82,828)	(69,823)	(72,335)	(68,468)	(65,422)

Net tax appreciation	$96,296	$64,441	$69,616	$73,726	$75,535

Amounts exclude certain adjustments that will be made at the end of the Funds’ fiscal year for tax purposes. Such adjustments are primarily due to wash sales.

f.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2019, at value:

Sustainable Future 2015 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,495,145	$—	$—	$1,495,145
Bonds and Notes(a)	—	889,394	—	889,394
Exchange-Traded Funds	298,740	—	—	298,740
Affiliated Mutual Funds	2,019,498	—	—	2,019,498

Total	$3,813,383	$889,394	$—	$4,702,777

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

|  98

Notes to Financial Statements (continued)

July 31, 2019 (Unaudited)

For the six months ended July 31, 2019, there were no transfers among Levels 1, 2 and 3.

Sustainable Future 2020 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,732,760	$—	$—	$1,732,760
Bonds and Notes(a)	—	894,706	—	894,706
Exchange-Traded Funds	399,873	—	—	399,873
Affiliated Mutual Funds	1,788,515	—	—	1,788,515

Total	$3,921,148	$894,706	$—	$4,815,854

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended July 31, 2019, there were no transfers among Levels 1, 2 and 3.

Sustainable Future 2025 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,741,736	$—	$—	$1,741,736
Bonds and Notes(a)	—	657,502	—	657,502
Exchange-Traded Funds	435,721	—	—	435,721
Affiliated Mutual Funds	1,337,722	—	—	1,337,722

Total	$3,515,179	$657,502	$—	$4,172,681

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended July 31, 2019, there were no transfers among Levels 1, 2 and 3.

Sustainable Future 2030 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,692,460	$—	$—	$1,692,460
Bonds and Notes(a)	—	426,526	—	426,526
Exchange-Traded Funds	407,932	—	—	407,932
Affiliated Mutual Funds	965,193	—	—	965,193

Total	$3,065,585	$426,526	$—	$3,492,111

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended July 31, 2019, there were no transfers among Levels 1, 2 and 3.

Sustainable Future 2035 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,661,147	$—	$—	$2,661,147
Bonds and Notes(a)	—	378,711	—	378,711
Exchange-Traded Funds	610,874	—	—	610,874
Affiliated Mutual Funds	1,178,092	—	—	1,178,092

Total	$4,450,113	$378,711	$—	$4,828,824

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended July 31, 2019, there were no transfers among Levels 1, 2 and 3.

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Notes to Financial Statements (continued)

July 31, 2019 (Unaudited)

Sustainable Future 2040 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,163,671	$—	$—	$2,163,671
Bonds and Notes(a)	—	161,481	—	161,481
Exchange-Traded Funds	561,045	—	—	561,045
Affiliated Mutual Funds	905,339	—	—	905,339

Total	$3,630,055	$161,481	$—	$3,791,536

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended July 31, 2019, there were no transfers among Levels 1, 2 and 3.

Sustainable Future 2045 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,219,107	$—	$—	$2,219,107
Bonds and Notes(a)	—	148,262	—	148,262
Exchange-Traded Funds	584,190	—	—	584,190
Affiliated Mutual Funds	804,408	—	—	804,408

Total	$3,607,705	$148,262	$—	$3,755,967

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended July 31, 2019, there were no transfers among Levels 1, 2 and 3.

Sustainable Future 2050 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,953,346	$—	$—	$1,953,346
Bonds and Notes(a)	—	119,775	—	119,775
Exchange-Traded Funds	529,112	—	—	529,112
Affiliated Mutual Funds	631,209	—	—	631,209

Total	$3,113,667	$119,775	$—	$3,233,442

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended July 31, 2019, there were no transfers among Levels 1, 2 and 3.

Sustainable Future 2055 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,821,114	$—	$—	$1,821,114
Bonds and Notes(a)	—	109,035	—	109,035
Exchange-Traded Funds	522,413	—	—	522,413
Affiliated Mutual Funds	564,853	—	—	564,853

Total	$2,908,380	$109,035	$—	$3,017,415

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended July 31, 2019, there were no transfers among Levels 1, 2 and 3.

|  100

Notes to Financial Statements (continued)

July 31, 2019 (Unaudited)

Sustainable Future 2060 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,692,338	$—	$—	$1,692,338
Bonds and Notes(a)	—	102,733	—	102,733
Exchange-Traded Funds	454,304	—	—	454,304
Affiliated Mutual Funds	505,966	—	—	505,966

Total	$2,652,608	$102,733	$—	$2,755,341

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended July 31, 2019, there were no transfers among Levels 1, 2 and 3.

4.  Purchases and Sales of Securities.  For the six months ended July 31, 2019, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Sustainable Future 2015 Fund	$598,098	$199,725	$2,226,864	$2,699,256
Sustainable Future 2020 Fund	588,865	185,370	2,396,423	2,697,297
Sustainable Future 2025 Fund	446,900	144,021	2,307,027	2,176,474
Sustainable Future 2030 Fund	291,986	104,467	1,938,270	2,094,867
Sustainable Future 2035 Fund	262,537	90,651	2,603,903	2,178,133
Sustainable Future 2040 Fund	104,571	36,441	2,252,801	1,770,849
Sustainable Future 2045 Fund	85,504	22,707	2,510,682	1,402,650
Sustainable Future 2050 Fund	81,171	27,051	2,340,296	1,529,664
Sustainable Future 2055 Fund	75,835	29,015	1,947,541	1,465,992
Sustainable Future 2060 Fund	70,768	27,036	1,517,021	1,363,657

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) serves as investment adviser to each Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Natixis Advisors, through its Active Index Advisors® division, makes investment decisions with respect to the AIA U.S. Large Cap Value ESG Segment, AIA U.S. Small/Mid Cap ESG Segment, AIA International Developed Markets Equity ESG Segment and AIA Emerging Markets ESG Segment of each Fund. Additionally, Natixis Advisors oversees, evaluates and monitors the subadvisory services provided to each Fund. Under the terms of the management agreements, each Fund pays a management fee calculated daily and payable monthly, based on each Fund’s average daily net assets.

Natixis Advisors has entered into a subadvisory agreement with Harris Associates L.P. (“Harris”) with respect to the Harris Associates Large Cap Value Segment of each Fund. Harris is a subsidiary of Natixis.

Natixis Advisors has entered into a subadvisory agreement with Loomis, Sayles & Company, L.P. (“Loomis Sayles”) with respect to the Loomis Sayles All Cap Growth Segment and Loomis Sayles Core Fixed Income Segment of each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis.

Natixis Advisors has entered into a subadvisory agreement with Mirova US LLC (“Mirova US”) (formerly a division within Ostrum Asset Management U.S., LLC (“Ostrum US”)) with respect to the Mirova Global Sustainable Equity Segment and Mirova Carbon Neutral U.S. Equity Segment of each Fund. Mirova US has entered into a personnel sharing arrangement with its Paris-based affiliate, Mirova, which is part of Natixis Investment Managers. Prior to March 29, 2019, Ostrum US served as the sub-adviser for the Mirova Global Sustainable Equity Segment and Mirova Carbon Neutral U.S. Equity Segment of each Fund, and was paid a management fee at the same annual rates.

Natixis Advisors has also entered into a subadvisory agreement with Wilshire Associates Incorporated (“Wilshire”), pursuant to which Wilshire performs certain asset allocation, glide path monitoring and compliance responsibilities for each Fund.

101  |

Notes to Financial Statements (continued)

July 31, 2019 (Unaudited)

Effective April 30, 2019, the aggregate management fee to be paid by each Fund is equal to the sum of: (i) 0.165% of the average daily net assets of the AIA U.S. Large Cap Value ESG Segment, (ii) 0.20% of the average daily net assets of the AIA U.S. Small/Mid Cap ESG Segment; (iii) 0.20% of the average daily net assets of the AIA International Developed Markets Equity ESG Segment; (iv) 0.25% of the average daily net assets of the AIA Emerging Markets ESG Segment, each payable to Natixis Advisors as adviser; (v) 0.52% of the average daily net assets of the Harris Associates Large Cap Value Segment, payable by the Fund directly to Harris as sub-adviser; (vi) 0.35% of the average daily net assets of the Loomis Sayles All Cap Growth Segment; (vii) 0.20% of the average daily net assets of the Loomis Sayles Core Fixed Income Segment, payable by the Fund directly to Loomis Sayles as sub-adviser; (viii) 0.50% of the average daily net assets of the Mirova Global Sustainable Equity Segment; (viiii) 0.25% of the average daily net assets of the Mirova Carbon Neutral U.S. Equity Segment, each payable by the Fund directly to Mirova US as sub-adviser; and (x) the greater of an asset based fee calculated by multiplying the Fund’s average daily net assets by a rate based on the combined average daily net assets of all the Funds, equal to 0.08% of the first $250 million, 0.07% of the next $250 million, 0.06% of the next $750 million and 0.03% of amounts exceeding $1.25 billion of the combined average daily net assets of the Funds, or the Fund’s allocable portion of a minimum annual fee of $250,000 which applies to the Funds in the aggregate, payable by the Fund directly to Wilshire as sub-adviser. The aggregate advisory fee payable by each Fund is subject to a maximum equal to the sum of: (i) 0.25% of the average daily net assets of each segment managed directly by Natixis Advisers; (ii) 0.70% of the average daily net assets of any segment managed by any sub-adviser other than Wilshire; and (iii) the greater of the asset based fee, or the Fund’s allocable portion of the minimum annual aggregate fee as outlined above for Wilshire.

Prior to April 30, 2019, the aggregate management fee to be paid by each Fund is equal to the sum of: (i) 0.165% of the average daily net assets of the AIA U.S. Large Cap Value ESG Segment, (ii) 0.20% of the average daily net assets of the AIA U.S. Small/Mid Cap ESG Segment; (iii) 0.20% of the average daily net assets of the AIA International Developed Markets Equity ESG Segment; (iv) 0.25% of the average daily net assets of the AIA Emerging Markets ESG Segment, each payable to Natixis Advisors as adviser; (v) 0.50% of the average daily net assets of the Mirova Global Sustainable Equity Segment; (vi) 0.25% of the average daily net assets of the Mirova Carbon Neutral U.S. Equity Segment, each payable by the Fund directly to Mirova US (Ostrum US prior to March 29, 2019) as sub-adviser; and (vii) the greater of an asset based fee calculated by multiplying the Fund’s average daily net assets by a rate based on the combined average daily net assets of all the Funds, equal to 0.08% of the first $250 million, 0.07% of the next $250 million, 0.06% of the next $750 million and 0.03% of amounts exceeding $1.25 billion of the combined average daily net assets of the Funds, or the Fund’s allocable portion of a minimum annual fee of $250,000 which applies to the Funds in the aggregate, payable by the Fund directly to Wilshire as sub-adviser. The aggregate advisory fee payable by each Fund is subject to a maximum equal to the sum of: (i) 0.25% of the average daily net assets of each segment managed directly by Natixis Advisors; (ii) 0.70% of the average daily net assets of any segment managed by any sub-adviser other than Wilshire; and (iii) the greater of the asset based fee, or the Fund’s allocable portion of the minimum annual aggregate fee as outlined above for Wilshire.

Natixis Advisors has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses, including fees paid to the sub-advisers, to limit the Funds’ operating expenses, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. These undertakings are in effect until May 31, 2020, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the period June 1, 2019 to July 31, 2019, the Funds’ expense limit as a percentage of average daily net assets under the expense limitation agreements, including expenses of the underlying funds in which each Fund invests, were as follows:

Fund	Expense Limit as a Percentage of Average Daily Net Assets
Sustainable Future 2015 Fund	0.55%
Sustainable Future 2020 Fund	0.55%
Sustainable Future 2025 Fund	0.56%
Sustainable Future 2030 Fund	0.57%
Sustainable Future 2035 Fund	0.58%
Sustainable Future 2040 Fund	0.59%
Sustainable Future 2045 Fund	0.59%
Sustainable Future 2050 Fund	0.60%
Sustainable Future 2055 Fund	0.60%
Sustainable Future 2060 Fund	0.60%

|  102

Notes to Financial Statements (continued)

July 31, 2019 (Unaudited)

Prior to June 1, 2019, each Fund’s expense limit as a percentage of average daily net assets under the expense limitation agreements was 0.65%, including expenses of the underlying funds in which each Fund invests.

Natixis Advisors shall be permitted to recover expenses it has borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) in later periods to the extent a Fund’s annual operating expenses fall below its expense limit, provided, however, that a Fund is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended July 31, 2019, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Voluntary Waivers of Management Fees[2]	Net Management Fees	Percentage of Average Daily Net Assets
					Gross	Net
Sustainable Future 2015 Fund	$19,290	$577	$372	$18,341	0.83%	0.79%
Sustainable Future 2020 Fund	20,000	649	481	18,870	0.85%	0.80%
Sustainable Future 2025 Fund	17,205	610	503	16,092	0.87%	0.81%
Sustainable Future 2030 Fund	14,847	615	465	13,767	0.89%	0.82%
Sustainable Future 2035 Fund	20,070	910	680	18,480	0.90%	0.83%
Sustainable Future 2040 Fund	16,144	762	629	14,753	0.91%	0.83%
Sustainable Future 2045 Fund	12,537	602	502	11,433	0.92%	0.84%
Sustainable Future 2050 Fund	13,467	630	596	12,241	0.93%	0.84%
Sustainable Future 2055 Fund	12,823	604	566	11,653	0.93%	0.84%
Sustainable Future 2060 Fund	12,103	572	534	10,997	0.93%	0.84%

[1]	Waiver of Natixis Advisors’ management fee is subject to possible recovery until January 31, 2021.
[2]	Voluntary waiver of Natixis Advisors’ management fee is not subject to recovery under the expense limitation agreements described above.

For the six months ended July 31, 2019, expenses, including fees paid to the sub-advisers, have been reimbursed as follows:

Fund	Reimbursement[3]
Sustainable Future 2015 Fund	$79,763
Sustainable Future 2020 Fund	77,770
Sustainable Future 2025 Fund	78,527
Sustainable Future 2030 Fund	75,907
Sustainable Future 2035 Fund	77,435
Sustainable Future 2040 Fund	76,561
Sustainable Future 2045 Fund	73,272
Sustainable Future 2050 Fund	76,862
Sustainable Future 2055 Fund	74,516
Sustainable Future 2060 Fund	72,611

[3]	Contractual expense reimbursements are subject to possible recovery until January 31, 2021.

No expenses were recovered during the six months ended July 31, 2019 under the terms of the expense limitation agreement

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust. Natixis Distribution currently is not paid a fee for serving as distributor for the Funds.

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, effective July 1, 2019, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

Prior to July 1, 2019, each Fund paid Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the

103  |

Notes to Financial Statements (continued)

July 31, 2019 (Unaudited)

next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million.

Effective October 1, 2018, State Street Bank agreed to reduce the fees it receives from Natixis Advisors for serving as sub-administrator to the Funds. Also, effective October 1, 2018, Natixis Advisors agreed to voluntarily waive fees paid by the Funds in an amount equal to the reduction in sub-administrative fees discussed above. The waiver was in effect through June 30, 2019.

For the six months ended July 31, 2019, the administrative fees for each Fund were as follows:

Fund	Gross Administrative Fees	Waiver of Administrative Fees	Net Administrative Fees
Sustainable Future 2015 Fund	$1,029	$20	$1,009
Sustainable Future 2020 Fund	1,045	20	1,025
Sustainable Future 2025 Fund	879	17	862
Sustainable Future 2030 Fund	741	14	727
Sustainable Future 2035 Fund	983	19	964
Sustainable Future 2040 Fund	783	15	768
Sustainable Future 2045 Fund	602	12	590
Sustainable Future 2050 Fund	643	12	631
Sustainable Future 2055 Fund	611	12	599
Sustainable Future 2060 Fund	577	11	566

d.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $360,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $190,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $15,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and its affiliates are also officers and/or Trustees of the Trust.

e.  Affiliated Ownership.  As of July 31, 2019, the percentage of each Fund’s net assets owned by Natixis and affiliates is as follows:

Percentage of Net Assets
Natixis Sustainable Future 2015 Fund	99.88%
Natixis Sustainable Future 2020 Fund	98.81%
Natixis Sustainable Future 2025 Fund	87.05%
Natixis Sustainable Future 2030 Fund	88.45%
Natixis Sustainable Future 2035 Fund	63.75%
Natixis Sustainable Future 2040 Fund	83.57%

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Notes to Financial Statements (continued)

July 31, 2019 (Unaudited)

Percentage of Net Assets
Natixis Sustainable Future 2045 Fund	66.68%
Natixis Sustainable Future 2050 Fund	76.97%
Natixis Sustainable Future 2055 Fund	82.82%
Natixis Sustainable Future 2060 Fund	92.80%

Investment activities of affiliated shareholders could have material impacts on the Funds.

f.  Affiliated Fund Transactions.  A summary of affiliated fund transactions for each underlying fund held by the Funds for the six months ended July 31, 2019, is as follows:

Sustainable Future 2015 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$556,731	$228,507	$205,781	$(2,265)	$24,894	$602,086	$6,680
Loomis Sayles Limited Term Government and Agency Fund, Class N	552,848	177,229	187,732	(2,216)	8,066	548,195	6,727
Mirova Global Green Bond Fund, Class N	1,299,531	15,959	863,043	9,992	44,949	507,388	6,407
Mirova International Sustainable Equity Fund, Class N	164,481	316,746	126,032	12,687	(6,053)	361,829	214

	$2,573,591	$738,441	$1,382,588	$18,198	$71,856	$2,019,498	$20,028

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Sustainable Future 2020 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$319,741	$152,130	$124,101	$(1,514)	$14,987	$361,243	$4,005
Loomis Sayles Limited Term Government and Agency Fund, Class N	498,471	149,217	167,958	(1,929)	7,180	484,981	6,086
Mirova Global Green Bond Fund, Class N	1,232,393	45,327	835,043	9,806	43,594	496,077	6,229
Mirova International Sustainable Equity Fund, Class N	184,465	411,635	156,465	15,752	(9,173)	446,214	241

	$2,235,070	$758,309	$1,283,567	$22,115	$56,588	$1,788,515	$16,561

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

105  |

Notes to Financial Statements (continued)

July 31, 2019 (Unaudited)

Sustainable Future 2025 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$193,399	$98,558	$76,091	$(936)	$9,101	$224,031	$2,470
Loomis Sayles Limited Term Government and Agency Fund, Class N	364,977	49,688	106,711	(1,209)	4,638	311,383	4,194
Mirova Global Green Bond Fund, Class N	850,898	58,892	583,911	6,715	30,724	363,318	4,448
Mirova International Sustainable Equity Fund, Class N	195,771	386,723	151,921	15,245	(6,828)	438,990	260

	$1,605,045	$593,861	$918,634	$19,815	$37,635	$1,337,722	$11,372

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2030 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$166,476	$40,429	$44,859	$(322)	$7,020	$168,744	$1,840
Loomis Sayles Limited Term Government and Agency Fund, Class N	233,494	22,610	89,653	(1,050)	3,016	168,417	2,469
Mirova Global Green Bond Fund, Class N	499,317	25,663	339,318	3,875	17,922	207,459	2,521
Mirova International Sustainable Equity Fund, Class N	191,441	340,146	119,698	11,614	(2,930)	420,573	250

	$1,090,728	$428,848	$593,528	$14,117	$25,028	$965,193	$7,080

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2035 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$162,485	$35,644	$24,309	$(233)	$7,068	$180,655	$1,890
Loomis Sayles Limited Term Government and Agency Fund, Class N	181,543	43,295	71,710	(855)	2,520	154,793	2,057
Mirova Global Green Bond Fund, Class N	385,816	65,155	261,552	2,718	16,050	208,187	2,080
Mirova International Sustainable Equity Fund, Class N	265,372	393,357	35,435	3,567	7,596	634,457	354

	$995,216	$537,451	$393,006	$5,197	$33,234	$1,178,092	$6,381

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

|  106

Notes to Financial Statements (continued)

July 31, 2019 (Unaudited)

Sustainable Future 2040 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$103,918	$27,633	$31,765	$(300)	$4,542	$104,028	$1,124
Loomis Sayles Limited Term Government and Agency Fund, Class N	120,406	26,433	85,197	(512)	1,330	62,460	1,148
Mirova Global Green Bond Fund, Class N	207,969	41,755	114,429	1,336	10,321	146,952	1,220
Mirova International Sustainable Equity Fund, Class N	245,541	338,114	1,680	178	9,746	591,899	329

	$677,834	$433,935	$233,071	$702	$25,939	$905,339	$3,821

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2045 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$51,647	$23,341	$34,725	$132	$1,675	$42,070	$331
Loomis Sayles Limited Term Government and Agency Fund, Class N	51,290	34,054	22,922	(268)	764	62,918	609
Mirova Global Green Bond Fund, Class N	103,325	35,893	80,959	784	4,020	63,063	542
Mirova International Sustainable Equity Fund, Class N	202,534	449,930	22,120	2,350	3,663	636,357	271

	$408,796	$543,218	$160,726	$2,998	$10,122	$804,408	$1,753

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2050 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$41,977	$9,503	$52,543	$612	$451	$—	$—
Loomis Sayles Limited Term Government and Agency Fund, Class N	27,806	6,954	34,842	(175)	257	—	191
Mirova Global Green Bond Fund, Class N	83,980	32,405	65,677	752	3,787	55,247	494
Mirova International Sustainable Equity Fund, Class N	226,647	345,374	5,954	599	9,296	575,962	317

	$380,410	$394,236	$159,016	$1,788	$13,791	$631,209	$1,002

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

107  |

Notes to Financial Statements (continued)

July 31, 2019 (Unaudited)

Sustainable Future 2055 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$41,100	$2,312	$44,375	$551	$412	$—	$—
Loomis Sayles Limited Term Government and Agency Fund, Class N	27,163	2,215	29,454	(211)	287	—	128
Mirova Global Green Bond Fund, Class N	81,561	19,452	55,623	597	3,498	49,485	443
Mirova International Sustainable Equity Fund, Class N	217,645	290,970	2,343	206	8,890	515,368	288

	$367,469	$314,949	$131,795	$1,143	$13,087	$564,853	$859

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2060 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$38,205	$3,168	$42,300	$462	$465	$—	$—
Loomis Sayles Limited Term Government and Agency Fund, Class N	25,306	2,698	28,079	(226)	301	—	120
Mirova Global Green Bond Fund, Class N	76,434	16,822	52,879	575	3,333	44,285	424
Mirova International Sustainable Equity Fund, Class N	206,284	249,104	3,022	304	9,011	461,681	275

	$346,229	$271,792	$126,280	$1,115	$13,110	$505,966	$819

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Financial statements of Loomis Sayles Inflation Protected Securities Fund, Loomis Sayles Limited Term Government and Agency Fund, Mirova Global Green Bond Fund and Mirova International Sustainable Equity Fund are available, without charge, on the Funds’ website at im.natixis.com.

g.  Acquired Fund Fees and Expenses.  Each Fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are reflected in the valuation of the underlying funds.

6.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended July 31, 2019, none of the Funds had borrowings under these agreements.

7.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of July 31, 2019, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling

|  108

Notes to Financial Statements (continued)

July 31, 2019 (Unaudited)

ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non- Affiliated Ownership	Percentage of Affiliated Ownership (Note 5e)	Total Percentage of Ownership
Natixis Sustainable Future 2025 Fund	1	6.52%	87.05%	93.57%
Natixis Sustainable Future 2030 Fund	1	5.30%	88.45%	93.75%
Natixis Sustainable Future 2035 Fund	2	23.61%	63.75%	87.36%
Natixis Sustainable Future 2040 Fund	1	9.99%	83.57%	93.56%
Natixis Sustainable Future 2050 Fund	1	7.89%	76.97%	84.86%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

8.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

Sustainable Future 2015 Fund

	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	748	$7,791	11,239	$123,377
Issued in connection with the reinvestment of distributions	3,089	32,279	36,204	355,507
Redeemed	(12,115)	(127,053)	(25)	(253)

Net change	(8,278)	$(86,983)	47,418	$478,631

Increase (decrease) from capital share transactions	(8,278)	$(86,983)	47,418	$478,631

Sustainable Future 2020 Fund

	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	5,403	$54,266	80,140	$897,561
Issued in connection with the reinvestment of distributions	3,134	32,370	48,240	465,438
Redeemed	(55)	(563)	(80,139)	(898,364)

Net change	8,482	$86,073	48,241	$464,635

Increase from capital share transactions	8,482	$86,073	48,241	$464,635

Sustainable Future 2025 Fund

	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	22,285	$234,313	33,707	$375,438
Issued in connection with the reinvestment of distributions	4,342	45,895	33,477	329,260
Redeemed	(3,929)	(41,284)	(4,427)	(48,448)

Net change	22,698	$238,924	62,757	$656,250

Increase from capital share transactions	22,698	$238,924	62,757	$656,250

109  |

Notes to Financial Statements (continued)

July 31, 2019 (Unaudited)

8.  Capital Shares (continued).

Sustainable Future 2030 Fund

	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	35,478	$373,234	40,422	$461,607
Issued in connection with the reinvestment of distributions	3,683	39,780	29,897	294,955
Redeemed	(26,433)	(280,341)	(20,116)	(207,795)

Net change	12,728	$132,673	50,203	$548,767

Increase from capital share transactions	12,728	$132,673	50,203	$548,767

Sustainable Future 2035 Fund

	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	52,109	$571,116	99,654	$1,105,288
Issued in connection with the reinvestment of distributions	4,826	52,653	33,354	329,317
Redeemed	(2,959)	(32,808)	(334)	(3,711)

Net change	53,976	$590,961	132,674	$1,430,894

Increase from capital share transactions	53,976	$590,961	132,674	$1,430,894

Sustainable Future 2040 Fund

	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	21,460	$230,972	31,525	$375,855
Issued in connection with the reinvestment of distributions	6,445	69,670	34,281	336,300
Redeemed	(126)	(1,373)	(69)	(707)

Net change	27,779	$299,269	65,737	$711,448

Increase from capital share transactions	27,779	$299,269	65,737	$711,448

Sustainable Future 2045 Fund

	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	109,103	$1,206,424	6,198	$65,694
Issued in connection with the reinvestment of distributions	3,153	34,269	27,912	271,505
Redeemed	(5,562)	(60,686)	(312)	(3,482)

Net change	106,694	$1,180,007	33,798	$333,717

Increase from capital share transactions	106,694	$1,180,007	33,798	$333,717

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Notes to Financial Statements (continued)

July 31, 2019 (Unaudited)

8.  Capital Shares (continued).

Sustainable Future 2050 Fund

	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	60,161	$655,378	11,905	$140,674
Issued in connection with the reinvestment of distributions	4,756	51,599	27,841	272,323
Redeemed	(579)	(6,384)	(3,328)	(36,359)

Net change	64,338	$700,593	36,418	$376,638

Increase from capital share transactions	64,338	$700,593	36,418	$376,638

Sustainable Future 2055 Fund

	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	28,063	$308,213	18,075	$205,303
Issued in connection with the reinvestment of distributions	4,641	50,497	28,069	274,463
Redeemed	(1,369)	(14,808)	(147)	(1,542)

Net change	31,335	$343,902	45,997	$478,224

Increase from capital share transactions	31,335	$343,902	45,997	$478,224

Sustainable Future 2060 Fund

	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	10,536	$114,693	2,705	$31,558
Issued in connection with the reinvestment of distributions	3,125	34,032	28,638	278,298
Redeemed	(1,366)	(14,871)	(8)	(93)

Net change	12,295	$133,854	31,335	$309,763

Increase from capital share transactions	12,295	$133,854	31,335	$309,763

111  |

Semiannual Report

July 31, 2019

AEW Global Focused Real Estate Fund

(formerly AEW Real Estate Fund)

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-225-5478. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

AEW GLOBAL FOCUSED REAL ESTATE FUND

Managers	Symbols

Robert Oosterkamp*	Class A NRFAX

Milton Low, CFA®*	Class C NRCFX

Matthew A. Troxell, CFA®*	Class N NRFNX

J. Hall Jones, Jr., CFA®	Class Y NRFYX

Gina Szymanski, CFA®

AEW Capital Management, L.P.

*

Effective at the close of business on May 31, 2019, Messrs. Robert Oosterkamp and Milton Low joined the portfolio management team, and Mr. Matthew Troxell no longer serves as portfolio manager of the Fund.

Investment Goal

The Fund seeks to provide investors with above-average income and long-term growth of capital.

Average Annual Total Returns — July 31, 20194,6

					Life of	Expense Ratios[5]
	6 Months	1 Year	5 Years	10 Years	Class N	Gross	Net

Class Y (Inception 8/31/00)
NAV	4.64%	9.07%	7.29%	13.69%	—%	1.15%	0.90%

Class A (Inception 12/29/00)
NAV	4.43	8.73	7.00	13.40	—	1.40	1.15
With 5.75% Maximum Sales Charge	-1.56	2.45	5.74	12.73	—

Class C (Inception 12/29/00)
NAV	4.11	8.01	6.22	12.56	—	2.15	1.90
With CDSC[1]	3.11	7.01	6.22	12.56	—

Class N (Inception 5/01/13)
NAV	4.57	9.02	7.40	—	6.69	0.95	0.85

Comparative Performance
FTSE EPRA Nareit Developed Real Estate Index (Net)[2]	4.19	8.13	5.81	10.44	5.19
MSCI US REIT Index[3]	6.68	11.65	8.06	14.53	7.32

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1  |

1	Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.

2

Effective at the close of business on May 31, 2019, the FTSE EPRA Nareit Developed Real Estate Index (Net) replaced the MSCI US REIT Index as the Fund’s primary benchmark because the Fund believes the FTSE EPRA Nareit Developed Real Estate Index (Net), an index designed to track the performance of listed real estate companies and REITs worldwide, is a more appropriate comparison to the Fund’s investment strategies.

3	MSCI US REIT Index is an unmanaged index that is composed of the most actively traded equity REIT (real estate investment trust) securities.

4	For certain periods, Fund performance has been increased by fee waivers and/or expense reimbursements, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 5/31/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

6	The performance results shown for the periods prior to the close of business on May 31, 2019 reflect results achieved using a different investment strategy.

|  2

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

3  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from February 1, 2019 through July 31, 2019. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

|  4

AEW GLOBAL FOCUSED REAL ESTATE FUND	BEGINNING ACCOUNT VALUE 2/1/2019	ENDING ACCOUNT VALUE 7/31/2019	EXPENSES PAID DURING PERIOD* 2/1/2019 – 7/31/2019
Class A
Actual	$1,000.00	$1,044.30	$6.18
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.11
Class C
Actual	$1,000.00	$1,041.10	$9.97
Hypothetical (5% return before expenses)	$1,000.00	$1,015.03	$9.84
Class N
Actual	$1,000.00	$1,045.70	$4.62
Hypothetical (5% return before expenses)	$1,000.00	$1,020.28	$4.56
Class Y
Actual	$1,000.00	$1,046.40	$4.92
Hypothetical (5% return before expenses)	$1,000.00	$1,019.98	$4.86

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.22%, 1.97%, 0.91% and 0.97% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

5  |

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENT

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on the Fund’s advisory agreement (the “Agreement”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreement to determine whether to recommend that the full Board approve the continuation of the Agreement, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreement.

In connection with these meetings, the Trustees receive materials that the Fund’s investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreement. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of a peer group of funds and the Fund’s performance benchmark, (ii) information on the Fund’s advisory fee and other expenses, including information comparing the Fund’s advisory fee to the fees charged to institutional accounts with similar strategies managed by the Adviser, if any, and to those of a peer group of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Fund, (iv) information about the profitability of the Agreement to the Adviser and (v) information obtained through the completion by the Adviser of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) the Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Fund’s shares and the related costs, (iii) the allocation of the Fund’s brokerage, if any, including, to the extent applicable, the use of “soft” commission dollars to pay for research and other similar services, (iv) the Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (v) information about amounts invested by the Fund’s portfolio managers in the Fund or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreement, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Fund’s investment performance and the fees charged to the Fund for advisory and other services. This information generally includes, among other things, an internal performance rating for the Fund based on agreed-upon criteria, graphs showing the Fund’s performance and expense differentials against the Fund’s peer group/category, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing the Fund against similarly categorized funds. The portfolio management team for the Fund or other representatives of

|  6

the Adviser make periodic presentations to the Contract Review Committee and/or the full Board, and if the Fund is identified as presenting possible performance concerns it may be subject to more frequent Board or Committee presentations and reviews. In addition, each quarter, the Trustees are provided with detailed statistical information about the Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreement for a one-year period at its meeting held in June 2019. The Trustees considered that, effective June 1, 2019, the Fund’s name, principal investment strategies, portfolio managers, primary prospectus index, advisory fee rate and expense caps had changed. In considering whether to approve the continuation of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Fund and the resources dedicated to the Fund by the Adviser and its affiliates.

The Trustees considered not only the advisory services provided by the Adviser to the Fund, but also the monitoring and oversight services provided by Natixis Advisors, L.P. (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Fund.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the nature, extent and quality of services provided supported the renewal of the Agreement.

Investment performance of the Fund and the Adviser. As noted above, the Trustees received information about the performance of the Fund over various time periods, including information that compared the performance of the Fund to the performance of a peer group and category of funds and the Fund’s performance benchmark. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Fund using a variety of performance metrics, including metrics that measured the performance of the Fund on a risk adjusted basis.

The Board noted that through December 31, 2018, the Fund’s one-, three- and five-year performance, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

One-Year	Three-Year	Five-Year
25%	50%	42%

7  |

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the performance of the Fund and the Adviser and/or other relevant factors supported the renewal of the Agreement.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Fund. The Trustees considered the fees charged to the Fund for advisory and administrative services as well as the total expense level of the Fund. This information included comparisons (provided both by management and by an independent third-party) of the Fund’s advisory fee and total expense level to those of its peer group and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating the Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund and the need for the Adviser to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that the Fund has an expense cap in place, and they considered the amounts waived or reimbursed by the Adviser for the Fund under its cap. The Trustees also noted that the Fund’s total advisory fee rate was below the median of a peer group of funds.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Fund. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with the Fund, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Fund, the expense levels of the Fund, whether the Adviser had implemented breakpoints and/or expense caps with respect to the Fund and the overall profit margin of Natixis Investment Managers compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee charged to the Fund was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Fund supported the renewal of the Agreement.

|  8

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Fund through breakpoints in its investment advisory fee or other means, such as expense caps. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense caps. With respect to economies of scale, the Trustees noted that the Fund’s advisory fee was not subject to breakpoints, as the advisory fee had been lowered, effective June 1, 2019, to a rate equal to the lowest rate under the Fund’s previous advisory fee schedule. The Trustees also noted that the Fund was subject to an expense cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Fund, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreement.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of the Fund.

•

Whether the Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Fund and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Fund.

•

So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Fund’s advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing Agreement should be continued through June 30, 2020.

9  |

Portfolio of Investments – as of July 31, 2019 (Unaudited)

AEW Global Focused Real Estate Fund*

Shares	Description	Value (†)
Common Stocks — 98.6% of Net Assets
	Australia — 5.1%
290,200	Dexus	$2,595,536
112,826	Goodman Group	1,141,069
1,000,200	Mirvac Group	2,197,739

		5,934,344

	Canada — 3.9%
122,000	Canadian Apartment Properties REIT	4,502,667

	France — 2.1%
9,777	Gecina S.A.	1,500,088
6,840	Unibail-Rodamco-Westfield	916,198

		2,416,286

	Germany — 5.6%
10,664	ADO Properties S.A.	459,689
23,000	alstria office REIT-AG	371,069
57,144	Deutsche Wohnen SE	2,083,934
17,230	TLG Immobilien AG	506,405
62,100	Vonovia SE	3,031,989

		6,453,086

	Hong Kong — 7.3%
148,900	CK Asset Holdings Ltd.	1,119,599
195,700	Hysan Development Co. Ltd.	932,320
287,400	Link REIT	3,342,800
1,460,300	New World Development Co. Ltd.	2,056,087
584,800	Sino Land Co. Ltd.	947,012

		8,397,818

	Ireland — 0.4%
233,040	Irish Residential Properties REIT PLC	441,654

	Japan — 12.4%
243	Daiwa Office Investment Corp.	1,795,506
269	Hulic REIT, Inc.	480,396
10,770	Invesco Office J-REIT, Inc.	1,912,932
2,554	Japan Hotel REIT Investment Corp.	2,132,640
145,900	Mitsubishi Estate Co. Ltd.	2,685,573
116,600	Mitsui Fudosan Co. Ltd.	2,632,150
387	Nippon Building Fund, Inc.	2,716,346

		14,355,543

	Netherlands — 0.3%
8,972	NSI NV	380,986

	Singapore — 2.8%
429,500	CapitaLand Ltd.	1,125,210
1,129,600	Frasers Centrepoint Trust	2,142,606

		3,267,816

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of July 31, 2019 (Unaudited)

AEW Global Focused Real Estate Fund* – (continued)

Shares	Description	Value (†)
	Spain — 0.6%
54,500	Merlin Properties Socimi S.A.	$744,121

	Sweden — 1.8%
60,000	Fabege AB	925,930
134,899	Kungsleden AB	1,173,193

		2,099,123

	United Kingdom — 3.3%
99,638	British Land Co. PLC (The)	615,099
228,500	Grainger PLC	631,896
220,415	Segro PLC	2,045,083
48,300	Workspace Group PLC	494,218

		3,786,296

	United States — 53.0%
145,700	Americold Realty Trust	4,885,321
30,500	AvalonBay Communities, Inc.	6,368,095
39,900	Boston Properties, Inc.	5,304,705
96,400	CubeSmart	3,272,780
64,000	CyrusOne, Inc.	3,673,600
88,800	Douglas Emmett, Inc.	3,624,816
173,300	Duke Realty Corp.	5,776,089
32,400	Federal Realty Investment Trust	4,277,124
118,000	HCP, Inc.	3,767,740
147,000	Healthcare Trust of America, Inc., Class A	3,958,710
152,200	Invitation Homes, Inc.	4,180,934
32,000	Simon Property Group, Inc.	5,190,400
76,200	STORE Capital Corp.	2,606,802
213,400	VICI Properties, Inc.	4,553,956

		61,441,072

	Total Common Stocks (Identified Cost $106,280,744)	114,220,812

Principal Amount
Short-Term Investments — 1.2%
$1,431,486	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/31/2019 at 1.500% to be repurchased at $1,431,546 on 8/01/2019 collateralized by $1,370,000 U.S. Treasury Inflation Note, 0.125% due 4/15/2021 valued at $1,463,735 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,431,486)	1,431,486

	Total Investments — 99.8% (Identified Cost $107,712,230)	115,652,298
	Other Assets Less Liabilities — 0.2%	176,616

	Net Assets — 100.0%	$115,828,914

*	Formerly AEW Real Estate Fund.
(†)	See Note 2 of Notes to Financial Statements.

REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of July 31, 2019 (Unaudited)

AEW Global Focused Real Estate Fund* – (continued)

Industry Summary at July 31, 2019 (Unaudited)

REITs – Diversified	19.2%
Real Estate Management & Development	17.7
REITs – Apartments	13.4
REITs – Office Property	12.7
REITs – Warehouse/Industrials	8.4
REITs – Shopping Centers	7.4
REITs – Health Care	6.7
REITs – Regional Malls	6.3
REITs – Storage	2.8
REITs – Single Tenant	2.2
REITs – Hotels	1.8
Short-Term Investments	1.2

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

Currency Exposure Summary at July 31, 2019 (Unaudited)

United States Dollar	54.2%
Japanese Yen	12.4
Euro	9.0
Hong Kong Dollar	7.3
Australian Dollar	5.1
Canadian Dollar	3.9
British Pound	3.3
Singapore Dollar	2.8
Swedish Krona	1.8

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

See accompanying notes to financial statements.

|  12

Statement of Assets and Liabilities

July 31, 2019 (Unaudited)

ASSETS
Investments at cost	$107,712,230
Net unrealized appreciation	7,940,068

Investments at value	115,652,298
Foreign currency at value (identified cost $443)	437
Receivable for Fund shares sold	83,926
Receivable for securities sold	2,413,682
Dividends and interest receivable	141,901
Tax reclaims receivable	1,468
Prepaid expenses (Note 7)	12

TOTAL ASSETS	118,293,724

LIABILITIES
Payable for securities purchased	2,130,946
Payable for Fund shares redeemed	91,126
Management fees payable (Note 5)	35,949
Deferred Trustees’ fees (Note 5)	127,735
Administrative fees payable (Note 5)	4,252
Payable to distributor (Note 5d)	3,052
Other accounts payable and accrued expenses	71,750

TOTAL LIABILITIES	2,464,810

NET ASSETS	$115,828,914

NET ASSETS CONSIST OF:
Paid-in capital	$94,194,436
Accumulated earnings	21,634,478

NET ASSETS	$115,828,914

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$35,489,029

Shares of beneficial interest	2,367,001

Net asset value and redemption price per share	$14.99

Offering price per share (100/94.25 of net asset value) (Note 1)	$15.90

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$1,612,537

Shares of beneficial interest	106,965

Net asset value and offering price per share	$15.08

Class N shares:
Net assets	$8,110,111

Shares of beneficial interest	584,931

Net asset value, offering and redemption price per share	$13.87

Class Y shares:
Net assets	$70,617,237

Shares of beneficial interest	5,106,696

Net asset value, offering and redemption price per share	$13.83

See accompanying notes to financial statements.

13  |

Statement of Operations

For the Six Months Ended July 31, 2019 (Unaudited)

INVESTMENT INCOME
Dividends	$2,135,190
Interest	11,792
Less net foreign taxes withheld	(68,586)

2,078,396

Expenses
Management fees (Note 5)	466,402
Service and distribution fees (Note 5)	55,552
Administrative fees (Note 5)	26,322
Trustees’ fees and expenses (Note 5)	26,595
Transfer agent fees and expenses (Notes 5 and 6)	109,320
Audit and tax services fees	32,966
Custodian fees and expenses	5,227
Legal fees (Note 7)	2,054
Registration fees	37,011
Shareholder reporting expenses	28,318
Miscellaneous expenses (Note 7)	13,985

Total expenses	803,752
Less waiver and/or expense reimbursement (Note 5)	(174,432)

Net expenses	629,320

Net investment income	1,449,076

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on:
Investments	13,239,034
Payments by affiliates (Note 5)	94,912
Foreign currency transactions (Note 2c)	89,339
Capital gain distributions received (Note 2)	6,600
Net change in unrealized appreciation (depreciation) on:
Investments	(9,402,996)
Foreign currency translations (Note 2c)	(2,943)

Net realized and unrealized gain on investments and foreign currency transactions	4,023,946

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,473,022

See accompanying notes to financial statements.

|  14

Statement of Changes in Net Assets

	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019
FROM OPERATIONS:
Net investment income	$1,449,076	$2,465,715
Net realized gain on investments and foreign currency transactions	13,429,885	7,275,452
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(9,405,939)	2,058,032

Net increase in net assets resulting from operations	5,473,022	11,799,199

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(715,067)	(3,178,207)
Class C	(28,184)	(188,907)
Class N	(156,267)	(609,544)
Class Y	(1,564,180)	(7,039,510)

Total distributions	(2,463,698)	(11,016,168)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(7,956,868)	(21,486,790)

Net decrease in net assets	(4,947,544)	(20,703,759)
NET ASSETS
Beginning of the period	120,776,458	141,480,217

End of the period	$115,828,914	$120,776,458

See accompanying notes to financial statements.

15  |

Financial Highlights

For a share outstanding throughout each period.

	Class A
	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31, 2019		Year Ended January 31, 2018		Year Ended January 31, 2017		Year Ended January 31, 2016		Year Ended January 31, 2015
Net asset value, beginning of the period	$14.62		$14.49		$15.84		$15.93		$18.51		$15.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.25		0.24		0.18		0.22		0.20
Net realized and unrealized gain (loss)	0.48		1.07		(0.14)		1.33		(1.33)		4.57

Total from Investment Operations	0.65		1.32		0.10		1.51		(1.11)		4.77

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.23)		(0.22)		(0.22)		(0.18)		(0.20)
Net realized capital gains	(0.20)		(0.96)		(1.23)		(1.38)		(1.29)		(1.26)

Total Distributions	(0.28)		(1.19)		(1.45)		(1.60)		(1.47)		(1.46)

Net asset value, end of the period	$14.99		$14.62		$14.49		$15.84		$15.93		$18.51

Total return(b)	4.43	%(c)(d)	9.95	%(d)	0.49	%(d)	9.51	%(d)	(6.21	)%(d)	32.94%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$35,489		$38,826		$41,189		$58,312		$56,344		$77,842
Net expenses	1.22	%(e)(f)(g)	1.25	%(f)	1.29	%(f)(h)	1.35	%(f)	1.36	%(f)(i)	1.40	%(j)
Gross expenses	1.52	%(e)	1.45%		1.43%		1.38%		1.38%		1.40%
Net investment income	2.29	%(e)	1.75%		1.49%		1.06%		1.31%		1.23%
Portfolio turnover rate	68	%(k)	20%		11%		13%		17%		18%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective June 1, 2019, the expense limit decreased from 1.25% to 1.15%.
(h)	Effective July 1, 2017, the expense limit decreased from 1.35% to 1.25%.
(i)	Effective May 1, 2015, the expense limit decreased from 1.40% to 1.35%.
(j)	Effective July 1, 2014, the expense limit decreased from 1.50% to 1.40%.
(k)	The variation in the Fund’s turnover rate from the year ended January 31, 2019 to the period ended July 31, 2019 was primarily due to a change in the investment strategy of the Fund.

See accompanying notes to financial statements.

|  16

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class C
	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31, 2019		Year Ended January 31, 2018		Year Ended January 31, 2017		Year Ended January 31, 2016		Year Ended January 31, 2015
Net asset value, beginning of the period	$14.70		$14.54		$15.87		$15.95		$18.55		$15.23

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.14		0.11		0.06		0.09		0.08
Net realized and unrealized gain (loss)	0.49		1.06		(0.12)		1.33		(1.33)		4.58

Total from Investment Operations	0.60		1.20		(0.01)		1.39		(1.24)		4.66

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)		(0.08)		(0.09)		(0.09)		(0.07)		(0.08)
Net realized capital gains	(0.20)		(0.96)		(1.23)		(1.38)		(1.29)		(1.26)

Total Distributions	(0.22)		(1.04)		(1.32)		(1.47)		(1.36)		(1.34)

Net asset value, end of the period	$15.08		$14.70		$14.54		$15.87		$15.95		$18.55

Total return(b)	4.11	%(c)(d)	9.03	%(d)	(0.21	)%(d)	8.67	%(d)	(6.87	)%(d)	31.95%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,613		$1,946		$4,472		$7,307		$7,869		$10,432
Net expenses	1.97	%(e)(f)(g)	2.00	%(f)	2.05	%(f)(h)	2.10	%(f)	2.11	%(f)(i)	2.15	%(j)
Gross expenses	2.27	%(e)	2.20%		2.18%		2.13%		2.13%		2.15%
Net investment income	1.51	%(e)	0.98%		0.71%		0.34%		0.55%		0.48%
Portfolio turnover rate	68	%(k)	20%		11%		13%		17%		18%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective June 1, 2019, the expense limit decreased from 2.00% to 1.90%.
(h)	Effective July 1, 2017, the expense limit decreased from 2.10% to 2.00%.
(i)	Effective May 1, 2015, the expense limit decreased from 2.15% to 2.10%.
(j)	Effective July 1, 2014, the expense limit decreased from 2.25% to 2.15%.
(k)	The variation in the Fund’s turnover rate from the year ended January 31, 2019 to the period ended July 31, 2019 was primarily due to a change in the investment strategy of the Fund.

See accompanying notes to financial statements.

17  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class N
	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31, 2019		Year Ended January 31, 2018		Year Ended January 31, 2017	Year Ended January 31, 2016		Year Ended January 31, 2015
Net asset value, beginning of the period	$13.54		$13.52		$14.87		$15.05	$17.57		$14.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.18		0.27		0.26		0.22	(0.17	)(b)	0.25
Net realized and unrealized gain (loss)	0.45		0.98		(0.11)		1.27	(0.81)		4.35

Total from Investment Operations	0.63		1.25		0.15		1.49	(0.98)		4.60

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.27)		(0.27)		(0.29)	(0.25)		(0.25)
Net realized capital gains	(0.20)		(0.96)		(1.23)		(1.38)	(1.29)		(1.26)

Total Distributions	(0.30)		(1.23)		(1.50)		(1.67)	(1.54)		(1.51)

Net asset value, end of the period	$13.87		$13.54		$13.52		$14.87	$15.05		$17.57

Total return	4.57	%(c)(d)	10.22	%(d)	0.88	%(d)	9.91%	(5.79	)%(d)	33.48	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$8,110		$6,830		$6,865		$6,108	$4,513		$1
Net expenses	0.91	%(e)(f)(g)	0.95	%(f)	0.97	%(f)(h)	0.97%	0.94	%(f)(i)	0.99	%(f)(j)
Gross expenses	1.09	%(e)	1.00%		1.01%		0.97%	1.01%		9.79%
Net investment income (loss)	2.56	%(e)	2.07%		1.79%		1.38%	(1.14	)%(b)	1.60%
Portfolio turnover rate	68	%(k)	20%		11%		13%	17%		18%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

The net investment loss does not correspond with aggregate net investment income earned by the Fund due to the timing of income earned and expenses accrued in relation to changes in net assets of the Fund during the period.

(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective June 1, 2019, the expense limit decreased from 0.95% to 0.85%.
(h)	Effective July 1, 2017, the expense limit decreased from 1.05% to 0.95%.
(i)	Effective May 1, 2015, the expense limit decreased from 1.10% to 1.05%.
(j)	Effective July 1, 2014, the expense limit decreased from 1.20% to 1.10%.
(k)	The variation in the Fund’s turnover rate from the year ended January 31, 2019 to the period ended July 31, 2019 was primarily due to a change in the investment strategy of the Fund.

See accompanying notes to financial statements.

|  18

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class Y
	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31, 2019		Year Ended January 31, 2018		Year Ended January 31, 2017		Year Ended January 31, 2016		Year Ended January 31, 2015
Net asset value, beginning of the period	$13.50		$13.48		$14.84		$15.01		$17.54		$14.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.27		0.25		0.21		0.25		0.23
Net realized and unrealized gain (loss)	0.45		0.98		(0.12)		1.27		(1.27)		4.33

Total from Investment Operations	0.62		1.25		0.13		1.48		(1.02)		4.56

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.27)		(0.26)		(0.27)		(0.22)		(0.24)
Net realized capital gains	(0.20)		(0.96)		(1.23)		(1.38)		(1.29)		(1.26)

Total Distributions	(0.29)		(1.23)		(1.49)		(1.65)		(1.51)		(1.50)

Net asset value, end of the period	$13.83		$13.50		$13.48		$14.84		$15.01		$17.54

Total return	4.64	%(b)(c)	10.19	%(c)	0.73	%(c)	9.78	%(c)	(5.95	)%(c)	33.21%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$70,617		$73,173		$88,954		$126,203		$140,022		$176,555
Net expenses	0.97	%(d)(e)(f)	1.00	%(e)	1.04	%(e)(g)	1.10	%(e)	1.11	%(e)(h)	1.15	%(i)
Gross expenses	1.27	%(d)	1.20%		1.18%		1.13%		1.13%		1.15%
Net investment income	2.52	%(d)	2.00%		1.71%		1.30%		1.55%		1.49%
Portfolio turnover rate	68	%(j)	20%		11%		13%		17%		18%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective June 1, 2019, the expense limit decreased from 1.00% to 0.90%.
(g)	Effective July 1, 2017, the expense limit decreased from 1.10% to 1.00%.
(h)	Effective May 1, 2015, the expense limit decreased from 1.15% to 1.10%.
(i)	Effective July 1, 2014, the expense limit decreased from 1.25% to 1.15%.
(j)	The variation in the Fund’s turnover rate from the year ended January 31, 2019 to the period ended July 31, 2019 was primarily due to a change in the investment strategy of the Fund.

See accompanying notes to financial statements.

19  |

Notes to Financial Statements

July 31, 2019 (Unaudited)

1.  Organization.  AEW Global Focused Real Estate Fund (formerly AEW Real Estate Fund) (the “Fund”) is a series of Natixis Funds Trust IV (the “Trust”), and is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series.

The Fund is a diversified investment company.

The Fund offers Class A, Class C, Class N and Class Y shares.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for ten years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

|  20

Notes to Financial Statements (continued)

July 31, 2019 (Unaudited)

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about

21  |

Notes to Financial Statements (continued)

July 31, 2019 (Unaudited)

the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of July 31, 2019, securities held by Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$43,821,143	37.8%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on the trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in dividends received from the Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates for the period from February 1 through July 31, 2019 are included in the Statement of Operations. Estimates are based on the most recent REIT distribution information available. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

|  22

Notes to Financial Statements (continued)

July 31, 2019 (Unaudited)

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statement of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statement of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of July 31, 2019 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where

23  |

Notes to Financial Statements (continued)

July 31, 2019 (Unaudited)

reclaims have been or will be filed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. When the Fund identifies the character of distributions paid by REITs in the previous calendar year, certain distributions to Fund shareholders may be redesignated as capital gain distributions or, if in excess of taxable income, as a return of capital. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as return of capital distributions received. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts reported on the Statement of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended January 31, 2019 was as follows:

2019 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$2,362,427	$8,653,741	$11,016,168

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statement of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on

|  24

Notes to Financial Statements (continued)

July 31, 2019 (Unaudited)

accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of July 31, 2019, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

Federal tax cost	$107,712,230

Gross tax appreciation	$10,361,678
Gross tax depreciation	(2,421,610)

Net tax appreciation	$7,940,068

f.  Repurchase Agreements.  The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of July 31, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

g.  Securities Lending.  The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

25  |

Notes to Financial Statements (continued)

July 31, 2019 (Unaudited)

For the six months ended July 31, 2019, the Fund did not loan securities under this agreement.

h.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

|  26

Notes to Financial Statements (continued)

July 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$5,934,344	$—	$5,934,344
Germany	966,094	5,486,992	—	6,453,086
Hong Kong	—	8,397,818	—	8,397,818
Japan	—	14,355,543	—	14,355,543
Netherlands	—	380,986	—	380,986
Singapore	—	3,267,816	—	3,267,816
Spain	—	744,121	—	744,121
Sweden	—	2,099,123	—	2,099,123
United Kingdom	631,896	3,154,400	—	3,786,296
All Other Common Stocks(a)	68,801,679	—	—	68,801,679

Total Common Stocks	$70,399,669	$43,821,143	$—	$114,220,812

Short-Term Investments	—	1,431,486	—	1,431,486

Total	$70,399,669	$45,252,629	$—	$115,652,298

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended July 31, 2019, there were no transfers among Levels 1, 2 and 3.

4.  Purchases and Sales of Securities.  For the six months ended July 31, 2019, purchases and sales of securities (excluding short-term investments) were $79,906,344 and $89,235,038, respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  AEW Capital Management, L.P. (“AEW”) serves as the investment adviser to the Fund. AEW is a wholly-owned subsidiary of Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.75%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

Prior to June 1, 2019, the Fund paid a management fee at the annual rate of 0.80% of the first $500 million of the Fund’s average daily net assets and 0.75% of the Fund’s average daily net assets in excess of $500 million, calculated daily and payable monthly.

AEW has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of

27  |

Notes to Financial Statements (continued)

July 31, 2019 (Unaudited)

acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until May 31, 2020, may be terminated before then only with the consent of the Fund’s Board of Trustees, and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statement of Assets and Liabilities as receivable from investment adviser.

For the period June 1, 2019 to July 31, 2019, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class N	Class Y
1.15%	1.90%	0.85%	0.90%

Prior to June 1, 2019, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class N	Class Y
1.25%	2.00%	0.95%	1.00%

AEW shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended July 31, 2019, the management fees and waiver of management fees for the Fund were as follows:

Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
			Gross	Net
$466,402	$173,290	$293,112	0.78%	0.49%

[1]	Management fee waiver is subject to possible recovery until January 31, 2021.

No expenses were recovered during the six months ended July 31, 2019 under the terms of the expense limitation agreement.

|  28

Notes to Financial Statements (continued)

July 31, 2019 (Unaudited)

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Fund.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plan”).

Under the Class A Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plan, the Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended July 31, 2019, the service and distribution fees for the Fund were as follows:

Service Fees		Distribution Fees
Class A	Class C	Class C
$46,466	$2,271	$6,815

c.  Administrative Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Fund and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, effective July 1, 2019, the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

29  |

Notes to Financial Statements (continued)

July 31, 2019 (Unaudited)

Prior to July 1, 2019, the Fund paid Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million.

Effective October 1, 2018, State Street Bank agreed to reduce the fees it receives from Natixis Advisors for serving as sub-administrator to the Fund. Also, effective October 1, 2018, Natixis Advisors agreed to voluntarily waive fees paid by the Fund in an amount equal to the reduction in sub-administrative fees discussed above. The waiver was in effect through June 30, 2019.

For the six months ended July 31, 2019, the administrative fees were as follows:

Gross Administrative Fees	Waiver of Administrative Fees	Net Administrative Fees
$26,322	$519	$25,803

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended July 31, 2019, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $89,633.

As of July 31, 2019, the Fund owes Natixis Distribution $3,052 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).

|  30

Notes to Financial Statements (continued)

July 31, 2019 (Unaudited)

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended July 31, 2019 amounted to $502.

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $360,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $190,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $15,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and its affiliates are also officers and/or Trustees of the Trust.

31  |

Notes to Financial Statements (continued)

July 31, 2019 (Unaudited)

g.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through May 31, 2020 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended July 31, 2019, Natixis Advisors reimbursed the Fund $623 for transfer agency expenses related to Class N shares.

h.  Payment by Affiliates.  During the six months ended July 31, 2019, AEW and Natixis reimbursed the Fund $94,912 for transaction costs incurred in conjunction with a strategy change. This amount is included in realized gains in the Statement of Operations.

6.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended July 31, 2019, the Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Class A	Class C	Class N	Class Y
Transfer Agent Fees and Expenses	$36,059	$1,767	$623	$70,871

7.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statement of Operations. The unamortized balance is reflected as prepaid expenses on the Statement of Assets and Liabilities.

For the six months ended July 31, 2019, the Fund had no borrowings under this agreement.

|  32

Notes to Financial Statements (continued)

July 31, 2019 (Unaudited)

8.  Concentration of Risk.  The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declining property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes and losses from casualty and condemnation.

The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

9.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of July 31, 2019, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Number of 5% Account Holders	Percentage of Ownership
2	14.92%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

10.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest without par value. Transactions in capital shares were as follows:

	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	171,392	$2,569,599	526,863	$7,517,660
Issued in connection with the reinvestment of distributions	41,377	619,004	201,730	2,730,701
Redeemed	(501,984)	(7,542,503)	(914,593)	(13,021,531)

Net change	(289,215)	$(4,353,900)	(186,000)	$(2,773,170)

33  |

Notes to Financial Statements (continued)

July 31, 2019 (Unaudited)

10.  Capital Shares (continued).

	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount
Class C
Issued from the sale of shares	8,256	$124,419	16,412	$230,189
Issued in connection with the reinvestment of distributions	1,281	19,268	11,125	149,205
Redeemed	(34,978)	(527,607)	(202,751)	(2,915,664)

Net change	(25,441)	$(383,920)	(175,214)	$(2,536,270)

Class N
Issued from the sale of shares	111,488	$1,549,932	56,043	$737,042
Issued in connection with the reinvestment of distributions	11,286	156,224	48,507	609,543
Redeemed	(42,389)	(585,990)	(107,938)	(1,433,215)

Net change	80,385	$1,120,166	(3,388)	$(86,630)

Class Y
Issued from the sale of shares	463,135	$6,397,038	969,223	$12,626,402
Issued in connection with the reinvestment of distributions	104,084	1,436,584	509,525	6,385,886
Redeemed	(879,493)	(12,172,836)	(2,656,842)	(35,103,008)

Net change	(312,274)	$(4,339,214)	(1,178,094)	$(16,090,720)

Decrease from capital share transactions	(546,545)	$(7,956,868)	(1,542,696)	$(21,486,790)

|  34

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	September 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	September 20, 2019

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	September 20, 2019